May 1, 2025
Lazard Funds Prospectus

	Shares				Shares
	Institutional	Open	R6		Institutional	Open	R6
Equity
Lazard Developing Markets Equity Portfolio	LDMIX	LDMOX	RLDMX	Lazard US Equity Focus Portfolio	LZUSX	LZUOX	RLUSX
Lazard Emerging Markets Core Equity Portfolio	ECEIX	ECEOX	RLEOX	Lazard US Small Cap Equity Select Portfolio	LZSCX	LZCOX	RLSMX
Lazard Emerging Markets Equity Advantage Portfolio	LEAIX	LEAOX	READX	Lazard US Sustainable Equity Portfolio	SUSTX	SUSLX	SUSRX
Lazard Emerging Markets Equity Portfolio	LZEMX	LZOEX	RLEMX	Lazard US Systematic Small Cap Equity Portfolio	LUSIX	LUSOX	RUSRX
Lazard Equity Franchise Portfolio	LZFIX	LZFOX	RLZFX
Lazard Global Equity Select Portfolio	GESIX	GESOX	RLGEX	Fixed Income
Lazard Global Listed Infrastructure Portfolio	GLIFX	GLFOX	RLGLX	Lazard US Convertibles Portfolio	CONIX	CONOX	CONRX
Lazard International Equity Advantage Portfolio	IEAIX	IEAOX	RIADX	Lazard US High Yield Portfolio	LZHYX	LZHOX	RLCIX
Lazard International Equity Portfolio	LZIEX	LZIOX	RLIEX	Lazard US Short Duration Fixed Income Portfolio	UMNIX	UMNOX	RLSDX
Lazard International Equity Select Portfolio	LZSIX	LZESX	RLIQX
Lazard International Quality Growth Portfolio	ICMPX	OCMPX	RCMPX	Multi-Asset
Lazard International Small Cap Equity Portfolio	LZISX	LZSMX	RLICX	Lazard Enhanced Opportunities Portfolio	LEOIX	LEOOX	RLZEX
Lazard International Strategic Equity Portfolio	LISIX	LISOX	RLITX	Lazard Opportunistic Strategies Portfolio	LCAIX	LCAOX	RLCPX
Lazard US Equity Concentrated Portfolio	LEVIX	LEVOX	RLUEX	Lazard Real Assets Portfolio	RALIX	RALOX	RALYX

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Lazard Funds Table of Contents

Summary Section 2

Lazard Developing Markets Equity Portfolio 2

Lazard Emerging Markets Core Equity Portfolio 7

Lazard Emerging Markets Equity Portfolio 12

Lazard Emerging Markets Equity Advantage Portfolio 18

Lazard Enhanced Opportunities Portfolio 25

Lazard Equity Franchise Portfolio 33

Lazard Global Equity Select Portfolio 38

Lazard Global Listed Infrastructure Portfolio 43

Lazard International Equity Portfolio 49

Lazard International Equity Advantage Portfolio 54

Lazard International Equity Select Portfolio 60

Lazard International Quality Growth Portfolio 65

Lazard International Small Cap Equity Portfolio 70

Lazard International Strategic Equity Portfolio 75

Lazard Opportunistic Strategies Portfolio 80

Lazard Real Assets Portfolio 87

Lazard US Convertibles Portfolio 96

Lazard US Equity Concentrated Portfolio 103

Lazard US Equity Focus Portfolio 107

Lazard US High Yield Portfolio 112

Lazard US Short Duration Fixed Income Portfolio 116

Lazard US Small Cap Equity Select Portfolio 122

Lazard US Sustainable Equity Portfolio 126

Lazard US Systematic Small Cap Equity Portfolio 132

Carefully review this important section for information on the Portfolios’ investment objectives, fees and past performance and a summary of the Portfolios’ principal investment strategies and risks.
Investment Strategies and Investment Risks 138 Overview 138 Investment Strategies 138 Investment Risks 167 Glossary—Investment Risks 172	Review this section for additional information on the Portfolios’ investment strategies and risks.
Fund Management 190 Investment Manager 190 Portfolio Management 192 Biographical Information of Portfolio Management Team 193 Administrator and Custodian 199 Transfer Agent 199 Distributor 199	Review this section for details on the people and organizations who oversee the Portfolios.

Shareholder Information 200

General 200

How to Buy Shares 202

Distribution and Servicing Arrangements 205

How to Sell Shares 206

Investor Services 207

General Policies 208

Account Policies, Dividends and Taxes 209

Review this section for details on how shares are valued, how to purchase and sell shares and payments of dividends and distributions.
Financial Highlights 211	Review this section for recent financial information.
Other Performance of the Investment Manager 268
Back Cover	Where to learn more about the Portfolios.

Lazard Funds Summary Section

Lazard Developing Markets Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.25%	.35%	.25%	[1]
Total Annual Portfolio Operating Expenses	1.25%	1.60%	1.25%
Fee Waiver and/or Expense Reimbursement[2]	.15%	.25%	.20%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10%	1.35%	1.05%

1 Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.

2 Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed 1.10%, 1.35% and 1.05% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$ 112	$ 382	$ 672	$ 1,498
Open Shares	$ 137	$ 481	$ 847	$ 1,879
R6 Shares	$ 107	$ 377	$ 667	$ 1,494

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of non-US companies whose principal activities are located in emerging market countries (also known as “developing markets”).

Emerging market countries include all countries represented by the MSCI Emerging Markets Index, which currently includes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The Investment Manager employs a relative growth investment philosophy that is based on value creation through the process of bottom-up stock selection. The Investment Manager’s approach consists of an analytical framework, accounting validation, fundamental analysis and portfolio construction parameters. The Investment Manager’s selection process focuses on growth and considers the sustainability of growth and the trade off between valuation and growth. Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular market sector and/or a particular country.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. In addition to common stocks, such equity securities also may include American Depositary Receipts (“ADRs”), Global Depositary Receipts and European Depositary Receipts.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the US and global investment markets.

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Non-US Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless.

Emerging Market Risk: Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of sanctions or exchange controls (including repatriation restrictions). The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Foreign Currency Risk: Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, the Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure.

Depositary Receipts Risk: ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-US companies, because their values depend on the performance of the underlying non-US securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-US dollar-denominated non-US securities, because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-US dollar security is denominated.

Small and Mid Cap Companies Risk: Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Large Cap Companies Risk: Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Growth Investing Risk: Growth investments are believed by the Investment Manager to have the potential for growth, but may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such securities may be more volatile than other securities because they can be more sensitive to investor perceptions of the issuing company’s growth potential. These securities may respond differently to market and other developments than other types of securities.

Sector Risk: Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular market sector, such as information technology companies, and the Portfolio would be expected to be affected by developments in that sector. Information technology companies generally operate in intensely competitive markets on a worldwide basis. Also, because technological development in many areas increases at a rapid rate, these companies often produce products with very short life cycles and face the risk of product obsolescence.

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Performance Bar Chart and Table
Year-by-Year Total Returns for Institutional Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Developing Markets Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Calendar Years ended December 31

Best Quarter:
2020, Q2	24.47%

Worst Quarter:
2020, Q1	-28.66%

Average Annual Total Returns
(for the periods ended December 31, 2024)

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns shown below for the Portfolio’s R6 Shares (which were not operational as of December 31, 2024) reflect the performance of the Portfolio’s Institutional Shares. R6 Shares would have had substantially similar returns as Institutional Shares because the share classes are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses.

	Inception Date	1 Year	5 Years	10 Years
Institutional Shares:	9/30/2008
Returns Before Taxes		6.72%	-0.59%	3.39%
Returns After Taxes on Distributions		6.81%	-0.59%	3.39%
Returns After Taxes on Distributions and Sale of Portfolio Shares		4.43%	-0.22%	2.86%
Open Shares (Returns Before Taxes)	9/30/2008	6.50%	-0.84%	3.08%
R6 Shares (Returns Before Taxes)		6.72%	-0.59%	3.39%
MSCI Emerging Markets Index		7.50%	1.70%	3.64%
(reflects no deduction for fees, expenses or taxes)

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

Kevin O’Hare, portfolio manager/analyst on the Investment Manager’s Developing Markets Equity team, has been with the Portfolio since September 2008.

Peter Gillespie, portfolio manager/analyst on the Investment Manager’s Developing Markets Equity team, has been with the Portfolio since September 2008. Mr. Gillespie has announced his retirement, effective December 31, 2025, and will no longer serve as a portfolio manager after that date.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 137.

Lazard Funds Summary Section

Lazard Emerging Markets Core Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.24%	.40%	.75%
Total Annual Portfolio Operating Expenses	1.24%	1.65%	1.75%
Fee Waiver and/or Expense Reimbursement[1]	.14%	.30%	.70%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10%	1.35%	1.05%

1 Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed 1.10%, 1.35% and 1.05% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$ 112	$ 380	$ 668	$ 1,488
Open Shares	$ 137	$ 491	$ 869	$ 1,929
R6 Shares	$ 107	$ 483	$ 883	$ 2,004

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

In managing the Portfolio, the Investment Manager utilizes a flexible, core investment approach and engages in bottom-up, fundamental security analysis and selection. The Portfolio may invest in securities across the capitalization spectrum, although it typically invests in securities of companies with a market capitalization of $300 million or more. Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular market sector and/or a particular country.

The allocation of the Portfolio’s assets among countries and regions may vary from time to time based on the Investment Manager’s judgment and its analysis of market conditions. Emerging market countries include all countries not represented by the MSCI World Index. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies that are economically tied to emerging market countries. In addition to common stocks, such equity securities also may include American Depositary Receipts (“ADRs”), Global Depositary Receipts and European Depositary Receipts.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the US and global investment markets.

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Non-US Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless.

Emerging Market Risk: Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of sanctions or exchange controls (including repatriation restrictions). The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Foreign Currency Risk: Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, the Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure.

Depositary Receipts Risk: ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-US companies, because their values depend on the performance of the underlying non-US securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-US dollar-denominated non-US securities, because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-US dollar security is denominated.

Small and Mid Cap Companies Risk: Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Large Cap Companies Risk: Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Value Investing Risk: Value investments are believed by the Investment Manager to be undervalued, but may not realize their perceived value for extended periods of time or may never realize their perceived value. These securities may respond differently to market and other developments than other types of securities.

Growth Investing Risk: Growth investments are believed by the Investment Manager to have the potential for growth, but may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such securities may be more volatile than other securities because they can be more sensitive to investor perceptions of the issuing company’s growth potential. These securities may respond differently to market and other developments than other types of securities.

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Performance Bar Chart and Table
Year-by-Year Total Returns for Institutional Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Emerging Markets Core Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Calendar Years ended December 31

Best Quarter:
2020, Q4	20.16%

Worst Quarter:
2020, Q1	-27.65%

Average Annual Total Returns
(for the periods ended December 31, 2024)

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

	Inception Date	1 Year	5 Years	10 Years
Institutional Shares:	10/31/2013
Returns Before Taxes		7.26%	-1.26%	1.98%
Returns After Taxes on Distributions		7.23%	-1.30%	1.93%
Returns After Taxes on Distributions and Sale of Portfolio Shares		4.82%	-0.72%	1.76%
Open Shares (Returns Before Taxes)	10/31/2013	6.90%	-1.54%	1.63%
R6 Shares (Returns Before Taxes)	4/06/2018	7.31%	-1.23%	N/A
MSCI Emerging Markets Index		7.50%	1.70%	3.64%
(reflects no deduction for fees, expenses or taxes)

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

Rohit Chopra, portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity and Emerging Markets Core Equity teams, has been with the Portfolio since January 2023.

Thomas Boyle, portfolio manager/analyst on the Investment Manager’s Emerging Markets Core Equity team, has been with the Portfolio since October 2013.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 137.

Lazard Funds Summary Section

Lazard Emerging Markets Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.07%	.07%	.08%
Total Annual Portfolio Operating Expenses	1.07%	1.32%	1.08%
Fee Waiver and/or Expense Reimbursement[1]	—	—	.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.07%	1.32%	1.07%

1 To the extent the Total Annual Portfolio Operating Expenses of the R6 Shares of the Portfolio exceed the Total Annual Portfolio Operating Expenses of the Portfolio’s Institutional Shares (in each case, not including management fees, custodial fees or other expenses related to the management of the Portfolio’s assets), Lazard Asset Management LLC (the “Investment Manager”) has contractually agreed, until May 1, 2026, to bear the expenses of the R6 Shares in the amount of such excess. This expense limitation agreement will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$ 109	$ 340	$ 590	$ 1,306
Open Shares	$ 134	$ 418	$ 723	$ 1,590
R6 Shares	$ 109	$ 342	$ 595	$ 1,316

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of non-US companies whose principal activities are located in emerging market countries and that Lazard Asset Management LLC (the “Investment Manager”) believes are undervalued based on their earnings, cash flow or asset values.

Emerging market countries include all countries represented by the MSCI Emerging Markets Index, which currently includes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. In addition to common stocks, such equity securities also may include American Depositary Receipts (“ADRs”), Global Depositary Receipts and European Depositary Receipts. In addition, implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular market sector.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the US and global investment markets.

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Non-US Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless.

Emerging Market Risk: Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of sanctions or exchange controls (including repatriation restrictions). The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Foreign Currency Risk: Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, the Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure.

Depositary Receipts Risk: ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-US companies, because their values depend on the performance of the underlying non-US securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-US dollar-denominated non-US securities, because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-US dollar security is denominated.

Large Cap Companies Risk: Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Small and Mid Cap Companies Risk: Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Value Investing Risk: Value investments are believed by the Investment Manager to be undervalued, but may not realize their perceived value for extended periods of time or may never realize their perceived value. These securities may respond differently to market and other developments than other types of securities.

Country Risk: Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular country, such as China, and the Portfolio would be expected to be affected by political, regulatory, market, economic and social developments affecting that country. There are special risks associated with investments in China, including currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), trading halts, limitations on repatriation and differing legal standards. Strained relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries, such as the potential for an escalation in trade tensions. An increase in tariffs or trade restrictions (and threats thereof) could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry, Chinese issuers, the liquidity or price of the Portfolio’s direct or indirect investments in China and, therefore, the Portfolio.

The economy of China differs, often unfavorably, from the US economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, interest rates, allocation of resources and capital reinvestment, among others. The Chinese central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership or other involvement and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition, the Chinese government has from time to time actively intervened in Chinese companies’ operations and structures and taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. The Chinese government may do so in the future as well, potentially having a significant adverse effect on economic conditions in China. Moreover, strained relations, border disputes or other conflict between China and neighboring countries could adversely affect the Chinese economy.

The Portfolio may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (“VIEs”). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. VIE investments are subject to the risk that any breach of these contractual arrangements will be subject to Chinese law and jurisdiction, that Chinese law may be interpreted or change in a way that affects the enforceability of the VIE’s arrangements, or that contracts between the Chinese company and the VIE may otherwise not be enforceable under Chinese law. VIE structures also could face delisting or other ramifications for failure to meet the requirements of the Securities and Exchange Commission, the Public Company Accounting Oversight Board or other United States regulators. If any of these or similar risks or developments materialize, the value of investments in VIEs could be adversely affected and the Portfolios could incur significant losses with no recourse available. A decline or worsening in diplomatic or other relations between the US and China could increase the risks associated with the VIE structure.

The Portfolio may invest in eligible renminbi-denominated class A shares of equity securities that are listed and traded on certain Chinese stock exchanges (“China A-Shares”) through Hong Kong Stock Connect Program (“Stock Connect”). While Stock Connect is not subject to individual investment quotas, daily and aggregate investment quotas apply to all Stock Connect participants, which may restrict or preclude the Portfolio’s ability to invest in China A-Shares (although the Portfolio would be permitted to sell China A-Shares regardless of the quota balance). Stock Connect is also subject to trading, clearance, settlement and operational risks.

Sector Risk: Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular market sector, such as companies in the financials sector, and the Portfolio would be expected to be affected by developments in that sector. Companies in the financials sector can be significantly affected by, among other things: government regulation; changes in interest rates and/or monetary policy and general economic conditions; the availability and cost of capital; capital requirements; decreased liquidity in credit markets; and the rate of defaults on corporate, consumer and government debt.

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Performance Bar Chart and Table
Year-by-Year Total Returns for Institutional Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Emerging Markets Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Calendar Years ended December 31

Best Quarter:
2020, Q4	23.97%

Worst Quarter:
2020, Q1	-30.09%

Average Annual Total Returns
(for the periods ended December 31, 2024)

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

	Inception Date	1 Year	5 Years	10 Years
Institutional Shares:	7/15/1994
Returns Before Taxes		7.59%	3.38%	3.47%
Returns After Taxes on Distributions		7.15%	2.91%	3.17%
Returns After Taxes on Distributions and Sale of Portfolio Shares		5.37%	2.98%	3.05%
Open Shares (Returns Before Taxes)	1/08/1997	7.35%	3.12%	3.21%
R6 Shares (Returns Before Taxes)	1/19/2015	7.59%	3.40%	N/A
MSCI Emerging Markets Index		7.50%	1.70%	3.64%
(reflects no deduction for fees, expenses or taxes)

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

James Donald, portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team and Head of the Emerging Markets Group, has been with the Portfolio since November 2001.

Rohit Chopra, portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity and Emerging Markets Core Equity teams, has been with the Portfolio since May 2007.

Ganesh Ramachandran, portfolio manager/analyst on the Investment Manager’s Emerging Income and Emerging Markets Equity teams, has been with the Portfolio since July 2020.

Monika Shrestha, portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team, has been with the Portfolio since December 2014.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 137.

Lazard Funds Summary Section

Lazard Emerging Markets Equity Advantage Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.75%	.75%	.75%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.20%	1.36%	.73%
Total Annual Portfolio Operating Expenses	.95%	2.36%	1.48%
Fee Waiver and/or Expense Reimbursement[1]	.05%	1.21%	.63%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	.90%	1.15%	.85%

1 Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed .90%, 1.15% and .85% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$ 92	$ 298	$ 521	$ 1,162
Open Shares	$ 117	$ 620	$ 1,151	$ 2,603
R6 Shares	$ 87	$ 406	$ 748	$ 1,714

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 68% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of emerging markets companies. In managing the Portfolio, the Investment Manager utilizes a quantitatively driven, bottom up stock selection process. The Portfolio management team selects investments for the Portfolio from a broad investment universe of emerging market stocks and depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts and European Depositary Receipts, real estate investment trusts (“REITs”), warrants and rights. The active, quantitative approach utilized by the Portfolio management team involves initial screening, risk assessment and evaluation of each company relative to its global peers. The Investment Manager uses an objective, systematic investment process that blends both risk and stock ranking assessments designed to capture attractive risk-to-return characteristics. In addition to a multidimensional assessment of risk, each company is evaluated daily according to four independent measures: growth, value, sentiment and quality. The Portfolio may invest across the capitalization spectrum.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies that are economically tied to emerging market countries. The allocation of the Portfolio’s assets among countries and regions will vary from time to time based on the Investment Manager’s judgment and its analysis of market conditions. Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular country.

The Portfolio considers a company to be “economically tied to emerging markets countries” if: (i) the company is organized under the laws of or domiciled in an emerging markets country or maintains its principal place of business in an emerging markets country; (ii) the securities of such company are traded principally in emerging markets countries; or (iii) during the most recent fiscal year of the company, the company derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in emerging markets countries or that has at least 50% of its assets in emerging markets countries. The Portfolio considers emerging markets countries to be all countries: (i) included in the MSCI Emerging Markets Index; or (ii) not included in the MSCI World Index.

The Portfolio may invest in exchange-traded open-end management investment companies (“ETFs”), generally those that pursue a passive index-based strategy.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the US and global investment markets.

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Non-US Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless.

Emerging Market Risk: Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of sanctions or exchange controls (including repatriation restrictions). The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Foreign Currency Risk: Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, the Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure.

Depositary Receipts Risk: ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-US companies, because their values depend on the performance of the underlying non-US securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-US dollar-denominated non-US securities, because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-US dollar security is denominated.

Quantitative Model Risk: The success of the Portfolio’s investment strategy depends largely upon the effectiveness of the Investment Manager’s quantitative model. A quantitative model, such as the risk and other models used by the Investment Manager requires adherence to a systematic, disciplined process. The Investment Manager’s ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors including incorrect or outdated market and other data inputs. Factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. In addition, factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value.

Small and Mid Cap Companies Risk: Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Large Cap Companies Risk: Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

REIT Risk: REITs are subject to similar risks as an investment in a realty-related company. Consequently, investments in REITs could lead to investment results that may be significantly different from investments in the broader securities markets. The risks related to investments in realty-related companies include, but are not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations and interest rates; operating or development expenses; and lack of available financing. Due to certain special considerations that apply to REITs, investments in REITs may carry additional risks not necessarily present in investments in other securities. REIT securities (including those trading on national exchanges) typically have trading volumes that are less than those of securities of other types of companies, which may affect the Portfolio’s ability to trade or liquidate those securities. An investment in a REIT may be adversely affected if the REIT fails to comply with applicable laws and regulations, including failing to qualify as a REIT under the Internal Revenue Code of 1986, as amended. Failure to qualify with any of these requirements could jeopardize a company’s status as a REIT. The Portfolio generally will have no control over the operations and policies of a REIT, including qualification as a REIT.

ETF Risk: Shares of ETFs may trade at prices that vary from their net asset values, sometimes significantly. The shares of ETFs may trade at prices at, below or above their net asset value. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. The Portfolio’s investments in ETFs are subject to the risks of the ETFs’ investments, as well as to the general risks of investing in ETFs. The Portfolio will bear not only the Portfolio’s management fees and operating expenses, but also the Portfolio’s proportional share of the management fees and operating expenses of the ETFs in which the Portfolio invests. Although Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”) limits the amount of the Portfolio’s assets that may be invested in one or more ETFs, Rule 12d1-4 under the 1940 Act allows the Portfolio to acquire the securities of another investment company, including ETFs, in excess of the limitations imposed by Section 12 of the 1940 Act, subject to certain limitations and conditions.

Other Equity Securities Risk: Investments in rights and warrants involve certain risks, including the possible lack of a liquid market for resale, price fluctuations and the failure of the price of the underlying security to reach a level at which the right or warrant can be prudently exercised, in which case the right or warrant may expire without being exercised and result in a loss of the Portfolio’s entire investment.

Country Risk: Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular country, such as China, and the Portfolio would be expected to be affected by political, regulatory, market, economic and social developments affecting that country. There are special risks associated with investments in China, including currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), trading halts, limitations on repatriation and differing legal standards. Strained relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries, such as the potential for an escalation in trade tensions. An increase in tariffs or trade restrictions (and threats thereof) could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry, Chinese issuers, the liquidity or price of the Portfolio’s direct or indirect investments in China and, therefore, the Portfolio.

The economy of China differs, often unfavorably, from the US economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, interest rates, allocation of resources and capital reinvestment, among others. The Chinese central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership or other involvement and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition, the Chinese government has from time to time actively intervened in Chinese companies’ operations and structures and taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. The Chinese government may do so in the future as well, potentially having a significant adverse effect on economic conditions in China. Moreover, strained relations, border disputes or other conflict between China and neighboring countries could adversely affect the Chinese economy.

The Portfolio may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (“VIEs”). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. VIE investments are subject to the risk that any breach of these contractual arrangements will be subject to Chinese law and jurisdiction, that Chinese law may be interpreted or change in a way that affects the enforceability of the VIE’s arrangements, or that contracts between the Chinese company and the VIE may otherwise not be enforceable under Chinese law. VIE structures also could face delisting or other ramifications for failure to meet the requirements of the Securities and Exchange Commission, the Public Company Accounting Oversight Board or other United States regulators. If any of these or similar risks or developments materialize, the value of investments in VIEs could be adversely affected and the Portfolios could incur significant losses with no recourse available. A decline or worsening in diplomatic or other relations between the US and China could increase the risks associated with the VIE structure.

The Portfolio may invest in eligible renminbi-denominated class A shares of equity securities that are listed and traded on certain Chinese stock exchanges (“China A-Shares”) through Hong Kong Stock Connect Program (“Stock Connect”). While Stock Connect is not subject to individual investment quotas, daily and aggregate investment quotas apply to all Stock Connect participants, which may restrict or preclude the Portfolio’s ability to invest in China A-Shares (although the Portfolio would be permitted to sell China A-Shares regardless of the quota balance). Stock Connect is also subject to trading, clearance, settlement and operational risks.

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Performance Bar Chart and Table
Year-by-Year Total Returns for Institutional Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Emerging Markets Equity Advantage Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Calendar Years ended December 31

Best Quarter:
2020, Q4	17.93%

Worst Quarter:
2020, Q1	-23.63%

Average Annual Total Returns
(for the periods ended December 31, 2024)

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

	Inception Date	1 Year	5 Years	Life of Portfolio
Institutional Shares:	5/29/2015
Returns Before Taxes		11.41%	3.28%	4.48%
Returns After Taxes on Distributions		11.28%	2.62%	4.02%
Returns After Taxes on Distributions and Sale of Portfolio Shares		7.31%	2.58%	3.64%
Open Shares (Returns Before Taxes)	5/29/2015	11.13%	3.00%	4.18%
R6 Shares (Returns Before Taxes)	2/22/2023	11.55%	N/A	10.54%
MSCI Emerging Markets Index		7.50%	1.70%	3.20%
(reflects no deduction for fees, expenses or taxes)				(Institutional and Open)
				7.76%
				(R6)

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

Paul Moghtader, portfolio manager/analyst on various of the Investment Manager’s Equity Advantage teams, has been with the Portfolio since May 2015.

Taras Ivanenko, portfolio manager/analyst on various of the Investment Manager’s Equity Advantage teams, has been with the Portfolio since May 2015.

Peter Kashanek, portfolio manager/analyst on various of the Investment Manager’s Equity Advantage teams, has been with the Portfolio since May 2024.

Alex Lai, portfolio manager/analyst on various of the Investment Manager’s Equity Advantage teams, has been with the Portfolio since May 2019.

Kurt Livermore, portfolio manager/analyst on various of the Investment Manager’s Equity Advantage teams, has been with the Portfolio since May 2024.

Ciprian Marin, portfolio manager/analyst on various of the Investment Manager’s Equity Advantage teams, has been with the Portfolio since May 2015.

Craig Scholl, portfolio manager/analyst on various of the Investment Manager’s Equity Advantage teams, has been with the Portfolio since May 2015.

Susanne Willumsen, portfolio manager/analyst on various of the Investment Manager’s Equity Advantage teams, has been with the Portfolio since May 2015.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 137.

Lazard Funds Summary Section

Lazard Enhanced Opportunities Portfolio

Investment Objective

The Portfolio seeks capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.95%	.95%	.95%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses
Dividend Expenses on Securities Sold Short[1,2]	.01%	.01%	.01%	[4]
Borrowing Expenses on Securities Sold Short[1,3]	.03%	.03%	.03%	[4]
Remainder of Other Expenses[1]	.61%	1.38%	.61%	[4]
Total Other Expenses	.65%	1.42%	.65%	[4]
Acquired Fund Fees and Expenses	.01%	.01%	.01%	[4]
Total Annual Portfolio Operating Expenses	1.61%	2.63%	1.61%
Fee Waiver and/or Expense Reimbursement[5]	.31%	1.08%	.36%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[6]	1.30%	1.55%	1.25%

1 Restated to reflect current expenses.

2 Dividend Expenses on Securities Sold Short reflect dividends paid on borrowed securities and are an expense of short sales. Such expenses are required to be treated as a Portfolio expense for accounting purposes and are not payable to Lazard Asset Management LLC (the “Investment Manager”). Any dividends paid on securities sold short will vary based on the Portfolio’s use of those investments as it seeks to achieve its investment objective.

3 Borrowing Expenses on Securities Sold Short result from the Portfolio’s use of custody arrangements to execute short sales. Such expenses are required to be treated as a Portfolio expense for accounting purposes and are not payable to the Investment Manager. Any borrowing expenses as a result of securities sold short will vary based on the Portfolio’s use of those investments as it seeks to achieve its investment objective.

4 Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares.

5 Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed 1.25%, 1.50% and 1.20% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, dividend and interest expenses on securities sold short, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

6 Excluding Dividend and Borrowing Expenses on Securities Sold Short and Acquired Fund Fees and Expenses, the Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement are 1.25%, 1.50% and 1.20% of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$ 168	$ 512	$ 880	$ 1,914

Open Shares	$ 193	$ 748	$ 1,330	$ 2,910
R6 Shares	$ 163	$ 507	$ 875	$ 1,910

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 440% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio seeks to achieve its investment objective over a full market cycle through a hedged strategy investing primarily in convertible fixed income and preferred securities (including those rated below investment grade (“junk”)). The strategy utilizes a relative value approach, focusing on convertible securities that are considered to have low volatility. It is expected that the Portfolio will invest primarily in small and mid cap companies. The Portfolio also will utilize selective strategy level and position level hedges, primarily through short selling and derivatives, seeking to minimize macro risk (equity and credit) and interest rate risk. The Portfolio may invest in convertible debt and preferred securities of any maturity and any quality. Convertible securities held in the Portfolio generally are expected to have maturities between three and seven years at the time of investment, or between five and seven years if invested at issuance. Preferred securities generally are of perpetual maturities, callable at various points determined by the issuer. The Portfolio management team utilizes bottom up fundamental credit, equity and quantitative analysis in conjunction with top down macroeconomic analysis to identify individual securities believed to offer compelling value versus comparable risk return.

The Portfolio will generally have short positions through selling securities “short” and through investments in derivative instruments, principally swap agreements on individual securities, and may use short positions to seek to increase returns or to reduce risk. A short sale involves the sale of a security that the Portfolio does not own in the expectation of purchasing the same security (or a security exchangeable therefor) at a later date and at a lower price and profiting from the price decline. Similarly, when taking short positions with respect to securities through investments in derivative instruments, the Investment Manager is expecting the value of such securities to fall during the period of the Portfolio’s investment exposure.

Although the Portfolio’s investment focus is US companies, the Portfolio also may invest in non-US companies, including depositary receipts and shares. At certain times, based on the currently existing market environment, the Investment Manager may not believe it is able to find sufficient opportunities to invest in convertible fixed income and preferred securities and/or take short positions and may determine to tactically shift the Portfolio to invest substantially in money market instruments, such as short-term US Treasury securities and certificates of deposit.

The Portfolio may invest in exchange-traded open-end management investment companies (“ETFs”), generally those that pursue a passive index-based strategy.

In addition, the Portfolio may, but is not required to (1) enter into futures and forward currency contracts and equity, interest rate, credit default and currency swap agreements; and (2) write put and call options on securities (including shares of ETFs), indexes and currencies, in each case for hedging purposes or to seek to increase returns.

It is expected that the Portfolio will buy and sell securities, and take short positions in securities, frequently in connection with implementing its investment strategy.

The Portfolio is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a relatively high percentage of its assets in a limited number of issuers, when compared to a diversified fund.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the US and global investment markets.

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Convertible Securities Risk: The market value of convertible securities may perform like that of non-convertible fixed income securities; that is, their prices move inversely with changes in interest rates (i.e., as interest rates go up, prices go down). In addition, convertible securities are subject to the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security also is subject to the same types of market and issuer risks that apply to the underlying common stock.

Fixed-Income and Debt Securities Risk: The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, the Portfolio may have to liquidate portfolio securities at disadvantageous prices. The Portfolio may be subject to heightened interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates.

The Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering the Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity, and, during a time of declining interest rates, the Portfolio may have to reinvest the proceeds of called or redeemed securities in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Adjustable rate securities provide the Portfolio with a certain degree of protection against rises in interest rates, although adjustable rate securities will participate in any declines in interest rates. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such as zero coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.” The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause the Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

Preferred Securities Risk: There are various risks associated with investing in preferred securities. In addition, unlike common stock, participation in the growth of an issuer may be limited.

• Credit risk is the risk that a security held by the Portfolio will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status.

• Interest rate risk is the risk that securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall.

• Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.

• Preferred securities are generally subordinated to bonds and other debt instruments in an issuer’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

• During periods of declining interest rates, an issuer may be able to exercise an option to call, or redeem its issue at par earlier than the scheduled maturity. If this occurs during a time of lower or declining interest rates, the Portfolio may have to reinvest the proceeds in lower yielding securities (and the Portfolio may not benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

• Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or US government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Portfolio or at prices approximating the value at which the Portfolio is carrying the securities on its books.

Short Position Risk: Short positions may involve substantial risks. If a short position appreciates in value during the period of the Portfolio’s investment, there will be a loss to the Portfolio that could be substantial. Short positions involve more risk than long positions because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs. However, the Portfolio’s potential loss on a short position is unlimited because, theoretically, there is no limit to the potential price increase of a security. In addition, the Portfolio’s short sales transactions are dependent on counterparties to its securities borrowing transactions and are subject to the risk of default by a counterparty, which could result in a loss of Portfolio assets used as collateral or the loss of monies owed to the Portfolio by a counterparty.

Derivatives and Hedging Risk: Derivatives and other similar transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Swap agreements; forward currency contracts; over-the-counter options on securities (including options on shares of ETFs), indexes and currencies; and other over-the-counter derivatives transactions are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Over-the-counter derivatives frequently may be illiquid and difficult to value. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which the Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of the related reference asset, index or rate. As such, a small investment could have a potentially large impact on the Portfolio’s performance. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even if entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions. When the Portfolio enters into derivatives transactions, it may be required to post margin and make settlement payments while the positions are open, and the Portfolio may have to sell a security at a disadvantageous time or price to meet such obligations. Derivatives transactions are also subject to operational and legal risk.

Small and Mid Cap Companies Risk: Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Leverage Risk: The use of leverage, which the Portfolio’s strategy entails, may exaggerate the effect of any increase or decrease in the value of the securities held by the Portfolio and cause the Portfolio to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to maintain asset coverage.

Value Investing Risk: Value investments are believed by the Investment Manager to be undervalued, but may not realize their perceived value for extended periods of time or may never realize their perceived value. These securities may respond differently to market and other developments than other types of securities.

Market Direction Risk: Since the Portfolio will typically hold both long and short positions, an investment in the Portfolio will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Portfolio’s results will suffer both when there is a general market advance and the Portfolio holds significant “short” positions, or when there is a general market decline and the Portfolio holds significant “long” positions. In recent years, the markets have shown considerable volatility from day to day and even in intra-day trading.

Non-US Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless.

Foreign Currency Risk: Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments denominated in such currencies, as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, the Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure.

Non-Diversification Risk: The Portfolio’s net asset value may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

ETF Risk: Shares of ETFs may trade at prices that vary from their net asset values, sometimes significantly. The shares of ETFs may trade at prices at, below or above their net asset value. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. The Portfolio’s investments in ETFs are subject to the risks of the ETFs’ investments, as well as to the general risks of investing in ETFs. The Portfolio will bear not only the Portfolio’s management fees and operating expenses, but also the Portfolio’s proportional share of the management fees and operating expenses of the ETFs in which the Portfolio invests. Although Section 12 of the 1940 Act limits the amount of the Portfolio’s assets that may be invested in one or more ETFs, Rule 12d1-4 under the 1940 Act allows the Portfolio to acquire the securities of another investment company, including ETFs, in excess of the limitations imposed by Section 12 of the 1940 Act, subject to certain limitations and conditions.

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

High Portfolio Turnover Risk: The Portfolio’s investment strategy may involve high portfolio turnover (such as 100% or more). A portfolio turnover rate of 100%, for example, is equivalent to the Portfolio buying and selling all of its securities once during the course of the year. A high portfolio turnover rate could result in high transaction costs and an increase in taxable capital gains distributions to the Portfolio’s shareholders, which will reduce returns to shareholders.

Performance Bar Chart and Table
Year-by-Year Total Returns for Institutional Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Enhanced Opportunities Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Calendar Years ended December 31

Best Quarter:
2020, Q4	6.57%

Worst Quarter:
2020, Q1	-7.13%

Average Annual Total Returns
(for the periods ended December 31, 2024)

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns shown below for the Portfolio’s R6 Shares (which were not operational as of December 31, 2024) reflect the performance of the Portfolio’s Institutional Shares. R6 Shares would have had substantially similar returns as Institutional Shares because the share classes are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses.

	Inception Date	1 Year	5 Years	10 Years
Institutional Shares:	12/31/2014
Returns Before Taxes		10.81%	5.25%	3.93%
Returns After Taxes on Distributions		8.52%	2.89%	1.72%
Returns After Taxes on Distributions and Sale of Portfolio Shares		6.40%	3.02%	2.01%
Open Shares (Returns Before Taxes)	12/31/2014	10.63%	5.02%	3.69%
R6 Shares (Returns Before Taxes)		10.81%	5.25%	3.93%
US Universal Index		2.04%	0.06%	1.73%

HFRX Global Hedge Fund Index		5.27%	2.81%	1.99%
(reflects no deduction for fees, expenses or taxes)

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

Sean Reynolds, a portfolio manager/analyst on the Investment Manager’s capital structure and convertibles-based teams, has been with the Portfolio since December 2014.

Frank Bianco, a portfolio manager/analyst on the Investment Manager’s capital structure and convertibles-based teams, has been with the Portfolio since December 2014.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 137.

Lazard Funds Summary Section

Lazard Equity Franchise Portfolio

Investment Objective

The Portfolio seeks total return consisting of appreciation and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.80%	.80%	.80%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.14%	2.16%	.14%	[1]
Total Annual Portfolio Operating Expenses	.94%	3.21%	.94%
Fee Waiver and/or Expense Reimbursement[2]	—	2.11%	.04%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	.94%	1.20%	.90%

1 Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.

2 Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed .95%, 1.20% and .90% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$ 96	$ 300	$ 520	$ 1,155
Open Shares	$ 122	$ 801	$ 1,504	$ 3,374
R6 Shares	$ 92	$ 296	$ 516	$ 1,151

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of US and non-US companies, including those in emerging markets. The Portfolio normally invests in equity securities listed on a national or other recognized securities exchange of companies that the Investment Manager considers to have an “economic franchise,” meaning companies that have historically shown an ability to generate unleveraged returns, at or above their cost of capital, for long periods of time. The Investment Manager considers that strong business franchises are often able to accomplish this performance and status because of competitive advantages such as an established or recognized brand, proprietary intellectual property or other intangible assets or industry economics such as relatively high customer switching costs. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. The Portfolio may invest in the equity securities of any size company.

The Investment Manager may seek to hedge some or all foreign currency exposure in the Portfolio against movements relative to the US dollar by entering into foreign currency forward contracts, but the Investment Manager may determine not to hedge some or all of the Portfolio’s foreign currency exposure from time-to-time or at any time.

The Portfolio is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means that it may invest a relatively high percentage of its assets in a limited number of issuers, when compared to a diversified fund.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the US and global investment markets.

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Franchise Companies Risk: Changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, government regulation and economic conditions may adversely affect franchise companies individually or across an industry and may negatively impact the Portfolio to a greater extent than if the Portfolio’s assets were invested more broadly in a number of types of companies.

Non-US Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. In addition, investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates.

Emerging Market Risk: Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of sanctions or exchange controls (including repatriation restrictions). The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Foreign Currency Risk: Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, the Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates.

Forward Currency Contracts and Currency Hedging Risk: Forward currency contracts, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since forward currency contracts, like most derivative instruments, have a leverage component that provides investment exposure in excess of the amount invested. Forward currency contracts are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Forward currency contracts also may be illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the value of such contracts. Forward currency contracts are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related currencies. As such, a small investment could have a potentially large impact on the Portfolio’s performance. Forward currency contracts incur costs, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of forward currency contracts, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to accurately predict movements in currency exchange rates and, for hedging transactions, there may be imperfect correlations between movements in exchange rates that could cause the Portfolio to incur significant losses. Use of forward currency contracts, even if entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

Growth Investing Risk: Growth investments are believed by the Investment Manager to have the potential for growth, but may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such securities may be more volatile than other securities because they can be more sensitive to investor perceptions of the issuing company’s growth potential. These securities may respond differently to market and other developments than other types of securities.

Large Cap Companies Risk: Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Small and Mid Cap Companies Risk: Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Non-Diversification Risk: The Portfolio’s net asset value may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Performance Bar Chart and Table
Year-by-Year Total Returns for Institutional Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Equity Franchise Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Calendar Years ended December 31

Best Quarter:
2020, Q4	21.99%

Worst Quarter:
2020, Q1	-33.33%

Average Annual Total Returns
(for the periods ended December 31, 2024)

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns shown below for the Portfolio’s R6 Shares (which were not operational as of December 31, 2024) reflect the performance of the Portfolio’s Institutional Shares. R6 Shares would have had substantially similar returns as Institutional Shares because the share classes are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses.

	Inception Date	1 Year	5 Years	Life of Portfolio
Institutional Shares:	9/29/2017
Returns Before Taxes		-3.16%	6.23%	6.95%
Returns After Taxes on Distributions		-7.05%	3.14%	4.01%
Returns After Taxes on Distributions and Sale of Portfolio Shares		-0.62%	4.08%	4.59%
Open Shares (Returns Before Taxes)	9/29/2017	-3.33%	5.97%	6.69%
R6 Shares (Returns Before Taxes)		-3.16%	6.23%	6.95%
MSCI World Index		18.67%	11.17%	10.69%	*
(reflects no deduction for fees, expenses or taxes)

* Performance return has been revised from the return included within the annual shareholder report.

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

Bertrand Cliquet, portfolio manager/analyst on the Investment Manager’s Global Listed Infrastructure and Global Equity Franchise teams, has been with the Portfolio since September 2017.

Matthew Landy, portfolio manager/analyst on the Investment Manager’s Global Listed Infrastructure and Global Equity Franchise teams, has been with the Portfolio since September 2017.

John Mulquiney, portfolio manager/analyst on the Investment Manager’s Global Listed Infrastructure and Global Equity Franchise teams, has been with the Portfolio since September 2017.

Warryn Robertson, portfolio manager/analyst on the Investment Manager’s Global Listed Infrastructure and Global Equity Franchise teams, has been with the Portfolio since September 2017.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 137.

Lazard Funds Summary Section

Lazard Global Equity Select Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.65%	.65%	.65%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.21%	.91%	.21%	[1]
Total Annual Portfolio Operating Expenses	.86%	1.81%	.86%
Fee Waiver and/or Expense Reimbursement[2]	—	.66%	.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	.86%	1.15%	.85%

1 Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.

2 Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed .90%, 1.15% and .85% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$ 88	$ 274	$ 477	$ 1,061
Open Shares	$ 117	$ 505	$ 918	$ 2,072
R6 Shares	$ 87	$ 273	$ 476	$ 1,060

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of companies in developed and emerging markets. The Investment Manager, through its bottom-up, fundamental research process, invests in companies it believes have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values. In managing the Portfolio, the Investment Manager utilizes a flexible investment approach and engages in bottom-up, fundamental security analysis and selection. The Portfolio may invest in securities across the capitalization spectrum.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. In addition, under normal market conditions, the Portfolio invests significantly (at least 40%—unless market conditions are not deemed favorable by the Investment Manager, in which case the Portfolio would invest at least 30%) in non-US companies. The Investment Manager will allocate the Portfolio’s assets among various regions and countries, including the United States (but in no less than three different countries). The Portfolio’s investments in non-US companies may include companies whose principal business activities are located in emerging market countries.

Although the Portfolio is classified as “diversified” under the Investment Company Act of 1940, as amended, it may invest in a smaller number of issuers than other, more diversified investment portfolios.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the US and global investment markets.

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Non-US Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless.

Emerging Market Risk: Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of sanctions or exchange controls (including repatriation restrictions). The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Foreign Currency Risk: Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, the Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure.

Focused Investing Risk: The Portfolio’s net asset value may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

Value Investing Risk: Value investments are believed by the Investment Manager to be undervalued, but may not realize their perceived value for extended periods of time or may never realize their perceived value. These securities may respond differently to market and other developments than other types of securities.

Large Cap Companies Risk: Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Small and Mid Cap Companies Risk: Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Sector Risk: Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular market sector, such as information technology companies, and the Portfolio would be expected to be affected by developments in that sector. Information technology companies generally operate in intensely competitive markets on a worldwide basis. Also, because technological development in many areas increases at a rapid rate, these companies often produce products with very short life cycles and face the risk of product obsolescence.

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Performance Bar Chart and Table
Year-by-Year Total Returns for Institutional Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Global Equity Select Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Calendar Years ended December 31

Best Quarter:
2020, Q2	15.52%

Worst Quarter:
2020, Q1	-18.19%

Average Annual Total Returns
(for the periods ended December 31, 2024)

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns shown below for the Portfolio’s R6 Shares (which were not operational as of December 31, 2024) reflect the performance of the Portfolio’s Institutional Shares. R6 Shares would have had substantially similar returns as Institutional Shares because the share classes are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses.

	Inception Date	1 Year	5 Years	10 Years
Institutional Shares:	12/31/2013
Returns Before Taxes		10.44%	8.23%	8.63%
Returns After Taxes on Distributions		8.75%	7.35%	7.99%
Returns After Taxes on Distributions and Sale of Portfolio Shares		7.41%	6.41%	6.97%
Open Shares (Returns Before Taxes)	12/31/2013	10.07%	7.92%	8.32%
R6 Shares (Returns Before Taxes)		10.44%	8.23%	8.63%
MSCI All Country World Index		17.49%	10.06%	9.23%
(reflects no deduction for fees, expenses or taxes)

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

Louis Florentin-Lee, portfolio manager/analyst on the Investment Manager’s International Quality Growth and various Global Equity teams, has been with the Portfolio since December 2013.

Barnaby Wilson, portfolio manager/analyst on the Investment Manager’s International Quality Growth and various Global Equity teams, has been with the Portfolio since October 2015.

Martin Flood, portfolio manager/analyst on various of the Investment Manager’s US Equity and Global Equity teams, has been with the Portfolio since December 2013.

Jessica Kittay, a portfolio manager/analyst on various of the Investment Manager’s US Equity and Global Equity teams, has been with the Portfolio since March 2020.

Andrew D. Lacey, portfolio manager/analyst on various of the Investment Manager’s US Equity and Global Equity teams, has been with the Portfolio since December 2013. Effective October 1, 2025, Mr. Lacey will no longer serve as a portfolio manager of the Portfolio.

Kyle Waldhauer, portfolio manager/analyst on the Investment Manager’s Global Equity Select team, has been with the Portfolio since April 2021.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 137.

Lazard Funds Summary Section

Lazard Global Listed Infrastructure Portfolio

Investment Objective

The Portfolio seeks total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.90%	.90%	.90%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.06%	.06%	.06%	[1]
Acquired Fund Fees and Expenses	.01%	.01%	.01%	[1]
Total Annual Portfolio Operating Expenses[2]	.97%	1.22%	.97%

1 Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.

2 Excluding Acquired Fund Fees and Expenses, the Total Annual Portfolio Operating Expenses are .96%, 1.21% and .96% of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$ 99	$ 309	$ 536	$ 1,190
Open Shares	$ 124	$ 387	$ 670	$ 1,477
R6 Shares	$ 99	$ 309	$ 536	$ 1,190

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of infrastructure companies and concentrates its investments in industries represented by infrastructure companies. Lazard Asset Management LLC (the “Investment Manager”) focuses on companies with a minimum market capitalization of $250 million that own physical infrastructure and which the Investment Manager believes are undervalued.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of infrastructure companies, which consist of utilities, pipelines, toll roads, airports, railroads, ports, telecommunications and other infrastructure companies, with securities listed on a national or other recognized securities exchange.

Under normal market conditions, the Portfolio invests significantly (at least 40%—unless market conditions are not deemed favorable by the Investment Manager, in which case the Portfolio would invest at least 30%) in infrastructure companies organized or located outside the US or doing a substantial amount of business outside the US. The Investment Manager allocates the Portfolio’s assets among various regions and countries, including the United States (but in no less than three different countries). The Portfolio may invest in equity securities of companies with some business activities located in emerging market countries.

The Investment Manager generally seeks to substantially hedge foreign currency exposure in the Portfolio against movements relative to the US dollar by entering into foreign currency forward contracts, although the Portfolio’s total foreign currency exposure may not be fully hedged at all times.

As part of its investment strategy, the Portfolio may use repurchase agreements or money market mutual funds to maximize the value of its assets held in cash.

Although the Portfolio is classified as “diversified” under the Investment Company Act of 1940, as amended, it may invest in a smaller number of issuers than other, more diversified investment portfolios.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the US and global investment markets.

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Infrastructure Companies Risk: Securities and instruments of infrastructure companies, which consist of utilities, pipelines, toll roads, airports, railroads, ports, telecommunications and other infrastructure companies, are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies also may be affected by or subject to, among other factors, regulation by various government authorities, including rate regulation, and service interruption due to environmental, operational or other mishaps.

Repurchase Agreements Risk: The Portfolio may enter into certain types of repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees to repurchase a security (typically a security issued or guaranteed by the U.S. Government) at a mutually agreed upon time and price. This insulates the Portfolio from changes in the market value of the security during the period. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts provide that the purchaser receives any interest on the security paid during the period. If the seller fails to repurchase the security in either situation and the market value declines, the Portfolio may lose money.

Non-US Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless.

Emerging Market Risk: Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of sanctions or exchange controls (including repatriation restrictions). The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Foreign Currency Risk: Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, the Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates.

Forward Currency Contracts and Currency Hedging Risk: Forward currency contracts, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since forward currency contracts, like most derivative instruments, have a leverage component that provides investment exposure in excess of the amount invested. Forward currency contracts are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Forward currency contracts also may be illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the value of such contracts. Forward currency contracts are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related currencies. As such, a small investment could have a potentially large impact on the Portfolio’s performance. Forward currency contracts incur costs, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of forward currency contracts, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to accurately predict movements in currency exchange rates and, for hedging transactions, there may be imperfect correlations between movements in exchange rates that could cause the Portfolio to incur significant losses. Use of forward currency contracts, even if entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

Value Investing Risk: Value investments are believed by the Investment Manager to be undervalued, but may not realize their perceived value for extended periods of time or may never realize their perceived value. These securities may respond differently to market and other developments than other types of securities.

Large Cap Companies Risk: Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Focused Investing Risk: The Portfolio’s net asset value may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Performance Bar Chart and Table
Year-by-Year Total Returns for Institutional Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Global Listed Infrastructure Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of the market sectors and/or types of investments in which the Portfolio invests. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Calendar Years ended December 31

Best Quarter:
2017, Q1	10.52%

Worst Quarter:
2020, Q1	-16.07%

Average Annual Total Returns
(for the periods ended December 31, 2024)

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns shown below for the Portfolio’s R6 Shares (which were not operational as of December 31, 2024) reflect the performance of the Portfolio’s Institutional Shares. R6 Shares would have had substantially similar returns as Institutional Shares because the share classes are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses.

	Inception Date	1 Year	5 Years	10 Years
Institutional Shares:	12/31/2009
Returns Before Taxes		6.71%	5.99%	8.55%
Returns After Taxes on Distributions		5.75%	4.45%	6.74%
Returns After Taxes on Distributions and Sale of Portfolio Shares		4.81%	4.44%	6.48%
Open Shares (Returns Before Taxes)	12/31/2009	6.43%	5.72%	8.28%
R6 Shares (Returns Before Taxes)		6.71%	5.99%	8.55%
MSCI World Index		18.67%	11.17%	9.95%
(reflects no deduction for fees, expenses or taxes)

MSCI World Core Infrastructure (Hedged) Index		9.97%	5.07%	7.15%
(reflects no deduction for fees, expenses or taxes)

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

Bertrand Cliquet, portfolio manager/analyst on the Investment Manager’s Global Listed Infrastructure and Global Equity Franchise teams, has been with the Portfolio since September 2017.

Matthew Landy, portfolio manager/analyst on the Investment Manager’s Global Listed Infrastructure and Global Equity Franchise teams, has been with the Portfolio since March 2016.

John Mulquiney, portfolio manager/analyst on the Investment Manager’s Global Listed Infrastructure and Global Equity Franchise teams, has been with the Portfolio since December 2009.

Warryn Robertson, portfolio manager/analyst on the Investment Manager’s Global Listed Infrastructure and Global Equity Franchise teams, has been with the Portfolio since December 2009.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 137.

Lazard Funds Summary Section

Lazard International Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.75%	.75%	.75%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses
Fees and Expenses Related to Filing Foreign Tax Reclaims	.01%	.01%	.01%
Remainder of Other Expenses	.09%	.09%	.09%
Total Other Expenses	.10%	.10%	.10%
Total Annual Portfolio Operating Expenses	.85%	1.10%	.85%
Fee Waiver and/or Expense Reimbursement[1]	—	—	.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	.85%	1.10%	.80%

1 Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed .85%, 1.10% and .80% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$ 87	$ 271	$ 471	$ 1,049
Open Shares	$ 112	$ 350	$ 606	$ 1,340
R6 Shares	$ 82	$ 266	$ 466	$ 1,044

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of relatively large non-US companies with market capitalizations in the range of companies included in the MSCI® Europe, Australasia and Far East (“EAFE®”) Index (ranging from approximately $3.6 billion to $324.3 billion as of March 31, 2025) that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries and may invest up to 15% of the Portfolio’s assets in securities of companies whose principal business activities are located in emerging market countries. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the US and global investment markets.

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Non-US Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless.

Emerging Market Risk: Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of sanctions or exchange controls (including repatriation restrictions). The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Foreign Currency Risk: Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, the Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure.

Value Investing Risk: Value investments are believed by the Investment Manager to be undervalued, but may not realize their perceived value for extended periods of time or may never realize their perceived value. These securities may respond differently to market and other developments than other types of securities.

Large Cap Companies Risk: Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Small and Mid Cap Companies Risk: Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Performance Bar Chart and Table
Year-by-Year Total Returns for Institutional Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard International Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Calendar Years ended December 31

Best Quarter:
2022, Q4	15.71%

Worst Quarter:
2020, Q1	-23.05%

Average Annual Total Returns
(for the periods ended December 31, 2024)

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

	Inception Date	1 Year	5 Years	10 Years
Institutional Shares:	10/29/1991
Returns Before Taxes		5.90%	3.90%	4.25%
Returns After Taxes on Distributions		3.82%	2.25%	3.21%
Returns After Taxes on Distributions and Sale of Portfolio Shares		4.98%	2.99%	3.39%
Open Shares (Returns Before Taxes)	1/23/1997	5.67%	3.63%	3.98%
R6 Shares (Returns Before Taxes)	4/01/2015	5.96%	3.93%	N/A
MSCI EAFE Index		3.82%	4.73%	5.20%
(reflects no deduction for fees, expenses or taxes)

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

Michael G. Fry, portfolio manager/analyst on various of the Investment Manager’s International Equity teams, has been with the Portfolio since November 2005.

Giles Edwards, portfolio manager/analyst on various of the Investment Manager’s International teams, has been with the Portfolio since May 2019.

Michael A. Bennett, portfolio manager/analyst on various of the Investment Manager’s International Equity teams, has been with the Portfolio since May 2003.

Michael Powers, portfolio manager/analyst on various of the Investment Manager’s International Equity teams, has been with the Portfolio since May 2003.

Paul Selvey-Clinton, portfolio manager/analyst on various of the Investment Manager’s International Equity teams, has been with the Portfolio since February 2022.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 137.

Lazard Funds Summary Section

The Board of Directors of The Lazard Funds, Inc. has approved a Plan of Reorganization pursuant to which Lazard International Equity Advantage Portfolio will be reorganized with and into Lazard International Dynamic Equity ETF, a series of Lazard Active ETF Trust. No further investments are being accepted into the Portfolio. See page 202 for more information.

Lazard International Equity Advantage Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.65%	.65%	.65%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.89%	.79%	.89%[1]
Total Annual Portfolio Operating Expenses	1.54%	1.69%	1.54%
Fee Waiver and/or Expense Reimbursement[2]	.74%	.64%	.79%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	.80%	1.05%	.75%

1 Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.

2 Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed .80%, 1.05% and .75% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$ 82	$ 414	$ 769	$ 1,772
Open Shares	$ 107	$ 470	$ 858	$ 1,944
R6 Shares	$ 77	$ 409	$ 765	$ 1,767

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 82% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of US and non-US companies, including those in emerging markets. In managing the Portfolio, the Investment Manager utilizes a quantitatively driven, bottom up stock selection process. The Portfolio management team selects investments for the Portfolio from a broad investment universe of non-US stocks and depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts and European Depositary Receipts, real estate investment trusts (“REITs”), warrants and rights. The active, quantitative approach utilized by the Portfolio management team involves initial screening, risk assessment and evaluation of each company relative to its global peers. The Portfolio will typically invest the majority of its assets in securities of non-US developed market companies, using an objective, systematic investment process that blends both risk and stock ranking assessments designed to capture attractive risk-to-return characteristics. In addition to a multidimensional assessment of risk, each company is evaluated daily according to four independent measures: growth, value, sentiment and quality. The Portfolio may invest across the capitalization spectrum.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. The allocation of the Portfolio’s assets among countries and regions will vary from time to time based on the Investment Manager’s judgment and its analysis of market conditions. Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular country.

The Portfolio may invest in exchange-traded open-end management investment companies (“ETFs”), generally those that pursue a passive index-based strategy.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the US and global investment markets.

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Non-US Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless.

Emerging Market Risk: Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of sanctions or exchange controls (including repatriation restrictions). The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Foreign Currency Risk: Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments denominated in such currencies, as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, the Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure.

Depositary Receipts Risk: ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-US companies, because their values depend on the performance of the underlying non-US securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-US dollar-denominated non-US securities, because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-US dollar security is denominated.

Quantitative Model Risk: The success of the Portfolio’s investment strategy depends largely upon the effectiveness of the Investment Manager’s quantitative model. A quantitative model, such as the risk and other models used by the Investment Manager requires adherence to a systematic, disciplined process. The Investment Manager’s ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors including incorrect or outdated market and other data inputs. Factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. In addition, factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value.

Small and Mid Cap Companies Risk: Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Large Cap Companies Risk: Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

REIT Risk: REITs are subject to similar risks as an investment in a realty-related company. Consequently, investments in REITs could lead to investment results that may be significantly different from investments in the broader securities markets. The risks related to investments in realty-related companies include, but are not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations and interest rates; operating or development expenses; and lack of available financing. Due to certain special considerations that apply to REITs, investments in REITs may carry additional risks not necessarily present in investments in other securities. REIT securities (including those trading on national exchanges) typically have trading volumes that are less than those of securities of other types of companies, which may affect the Portfolio’s ability to trade or liquidate those securities. An investment in a REIT may be adversely affected if the REIT fails to comply with applicable laws and regulations, including failing to qualify as a REIT under the Internal Revenue Code of 1986, as amended. Failure to qualify with any of these requirements could jeopardize a company’s status as a REIT. The Portfolio generally will have no control over the operations and policies of a REIT, including qualification as a REIT.

ETF Risk: Shares of ETFs may trade at prices that vary from their net asset values, sometimes significantly. The shares of ETFs may trade at prices at, below or above their net asset value. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. The Portfolio’s investments in ETFs are subject to the risks of the ETFs’ investments, as well as to the general risks of investing in ETFs. The Portfolio will bear not only the Portfolio’s management fees and operating expenses, but also the Portfolio’s proportional share of the management fees and operating expenses of the ETFs in which the Portfolio invests. Although Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”) limits the amount of the Portfolio’s assets that may be invested in one or more ETFs, Rule 12d1-4 under the 1940 Act allows the Portfolio to acquire the securities of another investment company, including ETFs, in excess of the limitations imposed by Section 12 of the 1940 Act, subject to certain limitations and conditions.

Other Equity Securities Risk: Investments in rights and warrants involve certain risks, including the possible lack of a liquid market for resale, price fluctuations and the failure of the price of the underlying security to reach a level at which the right or warrant can be prudently exercised, in which case the right or warrant may expire without being exercised and result in a loss of the Portfolio’s entire investment.

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Performance Bar Chart and Table
Year-by-Year Total Returns for Institutional Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard International Equity Advantage Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Calendar Years ended December 31

Best Quarter:
2022, Q4	18.40%

Worst Quarter:
2020, Q1	-22.12%

Average Annual Total Returns
(for the periods ended December 31, 2024)

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Returns shown below for the Portfolio’s R6 Shares (which were not operational as of December 31, 2024) reflect the performance of the Portfolio’s Institutional Shares. R6 Shares would have had substantially similar returns as Institutional Shares because the share classes are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses.

	Inception Date	1 Year	5 Years	Life of Portfolio
Institutional Shares:	5/29/2015
Returns Before Taxes		11.68%	6.82%	4.86%
Returns After Taxes on Distributions		10.06%	6.11%	4.29%
Returns After Taxes on Distributions and Sale of Portfolio Shares		7.57%	5.37%	3.89%
Open Shares (Returns Before Taxes)	5/29/2015	11.49%	6.57%	4.59%
MSCI All Country World ex-USA Index		5.53%	4.10%	4.28%	*

MSCI EAFE Index		3.82%	4.73%	4.52%

* Performance return has been revised from the return included within the annual shareholder report.

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

Paul Moghtader, portfolio manager/analyst on various of the Investment Manager’s Equity Advantage teams, has been with the Portfolio since May 2015.

Taras Ivanenko, portfolio manager/analyst on various of the Investment Manager’s Equity Advantage teams, has been with the Portfolio since May 2015.

Peter Kashanek, portfolio manager/analyst on various of the Investment Manager’s Equity Advantage teams, has been with the Portfolio since May 2024.

Alex Lai, portfolio manager/analyst on various of the Investment Manager’s Equity Advantage teams, has been with the Portfolio since May 2019.

Kurt Livermore, portfolio manager/analyst on various of the Investment Manager’s Equity Advantage teams, has been with the Portfolio since May 2024.

Ciprian Marin, portfolio manager/analyst on various of the Investment Manager’s Equity Advantage teams, has been with the Portfolio since May 2015.

Craig Scholl, portfolio manager/analyst on various of the Investment Manager’s Equity Advantage teams, has been with the Portfolio since May 2015.

Susanne Willumsen, portfolio manager/analyst on various of the Investment Manager’s Equity Advantage teams, has been with the Portfolio since May 2015.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 137.

Lazard Funds Summary Section

Lazard International Equity Select Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.65%	.65%	.65%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses
Fees and Expenses Related to Filing Foreign Tax Reclaims	.03%	.03%	.03%	[1]
Remainder of Other Expenses	.35%	.52%	.35%	[1]
Total Other Expenses	.38%	.55%	.38%	[1]
Total Annual Portfolio Operating Expenses	1.03%	1.45%	1.03%
Fee Waiver and/or Expense Reimbursement[2]	.13%	.30%	.18%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	.90%	1.15%	.85%

1 Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.

2 Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed .90%, 1.15% and .85% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, and from May 1, 2026 until May 1, 2035, to the extent Total Annual Portfolio Operating Expenses exceed 1.15%, 1.40% and 1.10% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$ 92	$ 315	$ 556	$ 1,248
Open Shares	$ 117	$ 429	$ 764	$ 1,709
R6 Shares	$ 87	$ 310	$ 551	$ 1,243

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, including common stocks, of relatively large non-US companies with market capitalizations in the range of companies included in the MSCI All Country World Index ex-US (ranging from approximately $3.3 million to $1.7 trillion as of March 31, 2025) that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries, although the Portfolio may invest in securities of companies whose principal business activities are located in emerging market countries in an amount up to the current emerging markets component of the MSCI All Country World Index ex-US plus 15%. The allocation of the Portfolio’s assets to emerging market countries may vary from time to time.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities.

Although the Portfolio is classified as “diversified” under the Investment Company Act of 1940, as amended, it may invest in a smaller number of issuers than other, more diversified investment portfolios.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the US and global investment markets.

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Non-US Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless.

Emerging Market Risk: Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of sanctions or exchange controls (including repatriation restrictions). The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Foreign Currency Risk: Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, the Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure.

Focused Investing Risk: The Portfolio’s net asset value may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

Value Investing Risk: Value investments are believed by the Investment Manager to be undervalued, but may not realize their perceived value for extended periods of time or may never realize their perceived value. These securities may respond differently to market and other developments than other types of securities.

Large Cap Companies Risk: Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Performance Bar Chart and Table
Year-by-Year Total Returns for Institutional Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard International Equity Select Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Calendar Years ended December 31

Best Quarter:
2020, Q2	15.47%

Worst Quarter:
2020, Q1	-23.98%

Average Annual Total Returns
(for the periods ended December 31, 2024)

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Returns shown below for the Portfolio’s R6 Shares (which were not operational as of December 31, 2024) reflect the performance of the Portfolio’s Institutional Shares. R6 Shares would have had substantially similar returns as Institutional Shares because the share classes are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses.

	Inception Date	1 Year	5 Years	10 Years
Institutional Shares:	5/31/2001
Returns Before Taxes		2.12%	1.57%	3.12%
Returns After Taxes on Distributions		1.75%	1.30%	2.91%
Returns After Taxes on Distributions and Sale of Portfolio Shares		1.60%	1.40%	2.64%
Open Shares (Returns Before Taxes)	5/31/2001	1.85%	1.32%	2.84%
R6 Shares (Returns Before Taxes)		2.12%	1.57%	3.12%
MSCI ACWI ex-US Index		5.53%	4.10%	4.80%

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

Michael G. Fry, portfolio manager/analyst on various of the Investment Manager’s International Equity teams, has been with the Portfolio since May 2010.

Paul Selvey-Clinton, portfolio manager/analyst on various of the Investment Manager’s International Equity teams, has been with the Portfolio since February 2022.

Michael A. Bennett, portfolio manager/analyst on various of the Investment Manager’s International Equity teams, has been with the Portfolio since May 2003.

James Donald, portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team and Head of the Emerging Markets Group, has been with the Portfolio since May 2010.

Giles Edwards, portfolio manager/analyst on various of the Investment Manager’s International teams, has been with the Portfolio since May 2019.

Michael Powers, portfolio manager/analyst on various of the Investment Manager’s International Equity teams, has been with the Portfolio since May 2003.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 137.

Lazard Funds Summary Section

Lazard International Quality Growth Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.75%	.75%	.75%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.11%	.37%	.28%
Total Annual Portfolio Operating Expenses	.86%	1.37%	1.03%
Fee Waiver and/or Expense Reimbursement[1]	.01%	.27%	.23%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	.85%	1.10%	.80%

1 Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026 for Institutional Shares and R6 Shares, and until May 1, 2035 for Open Shares, to the extent Total Annual Portfolio Operating Expenses exceed .85%, 1.10% and .80% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$ 87	$ 273	$ 476	$ 1,060
Open Shares	$ 112	$ 350	$ 606	$ 1,340
R6 Shares	$ 82	$ 305	$ 546	$ 1,239

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in equity securities of non-US companies, including those whose principal business activities are located in emerging market countries.

The Investment Manager seeks to realize the Portfolio’s investment objective primarily by investing in companies that the Investment Manager considers to be quality growth businesses. By “quality” the Investment Manager means businesses that it believes can generate, and sustain, high levels of financial productivity (i.e., return on equity, return on capital and cash flow return on investment). The Investment Manager considers, among other factors deemed appropriate and relevant to a particular company, whether the company has a competitive advantage in its industry and if the Investment Manager believes the company can sustain its competitive advantage. The Investment Manager also looks for “growth” businesses that it believes can grow profits and cash flows by investing back into their business at similarly high rates of financial productivity.

The Portfolio may invest in securities of companies across the capitalization spectrum, but generally focuses on companies with a market capitalization of $3 billion or more.

Although the Portfolio is classified as “diversified” under the Investment Company Act of 1940, as amended, it may invest in a smaller number of issuers than other, more diversified investment portfolios.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the US and global investment markets.

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Non-US Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless.

Emerging Market Risk: Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of sanctions or exchange controls (including repatriation restrictions). The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Foreign Currency Risk: Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, the Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure.

Growth Investing Risk: Growth investments are believed by the Investment Manager to have the potential for growth, but may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such securities may be more volatile than other securities because they can be more sensitive to investor perceptions of the issuing company’s growth potential. These securities may respond differently to market and other developments than other types of securities.

Small and Mid Cap Companies Risk: Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Large Cap Companies Risk: Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Focused Investing Risk: The Portfolio’s net asset value may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Performance Bar Chart and Table
Year-by-Year Total Returns for Institutional Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard International Quality Growth Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of the market sectors and/or types of investments in which the Portfolio invests. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Calendar Years ended December 31

Best Quarter:
2020, Q2	18.32%

Worst Quarter:
2020, Q1	-18.28%

Average Annual Total Returns
(for the periods ended December 31, 2024)

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

	Inception Date	1 Year	5 Years	Life of Portfolio
Institutional Shares:	12/31/2018
Returns Before Taxes		5.61%	6.27%	9.91%
Returns After Taxes on Distributions		4.88%	5.96%	9.53%
Returns After Taxes on Distributions and Sale of Portfolio Shares		3.81%	4.96%	7.95%
Open Shares (Returns Before Taxes)	12/31/2018	5.38%	6.01%	9.63%
R6 Shares (Returns Before Taxes)	2/22/2023	5.66%	N/A	9.44%
MSCI All Country World ex-US Index		5.53%	4.10%	6.82%	*
(reflects no deduction for fees, expenses or taxes)				(Institutional and Open)
				8.24%
				(R6)

MSCI All Country World ex-US Growth Index		5.07%	3.44%	7.07%
(reflects no deduction for fees, expenses or taxes)				(Institutional and Open)
				7.31%
				(R6)

* Performance return has been revised from the return included within the annual shareholder report.

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

Louis Florentin-Lee, portfolio manager/analyst on the Investment Manager’s International Quality Growth and various Global Equity teams, has been with the Portfolio since December 2018.

Barnaby Wilson, portfolio manager/analyst on the Investment Manager’s International Quality Growth and various Global Equity teams, has been with the Portfolio since December 2018.

Robert Failla, portfolio manager/analyst on the Investment Manager’s International Quality Growth team, has been with the Portfolio since May 2020.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 137.

Lazard Funds Summary Section

Lazard International Small Cap Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.75%	.75%	.75%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	1.58%	1.50%	1.58%	[1]
Total Annual Portfolio Operating Expenses	2.33%	2.50%	2.33%
Fee Waiver and/or Expense Reimbursement[2]	1.30%	1.22%	1.35%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.03%	1.28%	.98%

1 Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.

2 Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed 1.03%, 1.28% and .98% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$ 105	$ 603	$ $1,127	$ 2,566
Open Shares	$ 130	$ 662	$ 1,221	$ 2,744
R6 Shares	$ 100	$ 598	$ 1,122	$ 2,562

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of relatively small, non-US companies. the Investment Manager, through its bottom-up, fundamental research process, invests in companies it believes have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers “small non-US companies” to be those non-US companies with market capitalizations, at the time of initial purchase by the Portfolio, within the range of companies included in the MSCI EAFE Small Cap Index (based on market capitalization of the Index as a whole, which ranged from approximately $125.4 million to $26.0 billion as of March 31, 2025).

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap companies.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the US and global investment markets.

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Small and Mid Cap Companies Risk: Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Non-US Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless.

Foreign Currency Risk: Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, the Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure.

Value Investing Risk: Value investments are believed by the Investment Manager to be undervalued, but may not realize their perceived value for extended periods of time or may never realize their perceived value. These securities may respond differently to market and other developments than other types of securities.

Sector Risk: Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular market sector, such as companies in the industrials sector, and the Portfolio would be expected to be affected by developments in that sector. Companies in the industrials sector can be significantly affected by, among other things: supply and demand for products and services, product obsolescence, government regulation, changes in commodity prices, claims for environmental damage and product liability and imposition of import controls.

Country Risk: Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular country, such as Japan, and the Portfolio would be expected to be affected by political, regulatory, market, economic and social developments affecting that country. Over the last few decades, Japan’s economic growth rate had remained relatively low compared to that of its Asian neighbors and other major developed economies mainly due to deflation. Japan has few natural resources and limited land area and is reliant on imports for its commodity needs. Fluctuations or shortages in relevant commodity markets could have a negative impact on Japan’s economy. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Portfolio. The Japanese economy also can be adversely affected by trade tariffs, other protectionist measures, competition from emerging economies, and the economic conditions of its trading partners. Japan has a growing economic relationship with China and other Southeast Asian countries, and economic, political or social instability in those countries could have an adverse effect on Japan’s economy. The Japanese yen has fluctuated widely at times, and any increase in the yen’s value may cause a decline in Japan’s exports.

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Performance Bar Chart and Table
Year-by-Year Total Returns for Institutional Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard International Small Cap Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of the market sectors and/or types of investments in which the Portfolio invests. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Calendar Years ended December 31

Best Quarter:
2020, Q2	22.85%

Worst Quarter:
2020, Q1	-26.42%

Average Annual Total Returns
(for the periods ended December 31, 2024)

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns shown below for the Portfolio’s R6 Shares (which were not operational as of December 31, 2024) reflect the performance of the Portfolio’s Institutional Shares. R6 Shares would have had substantially similar returns as Institutional Shares because the share classes are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses.

	Inception Date	1 Year	5 Years	10 Years
Institutional Shares:	12/01/1993
Returns Before Taxes		-3.69%	0.08%	3.11%
Returns After Taxes on Distributions		-4.01%	-1.67%	1.98%
Returns After Taxes on Distributions and Sale of Portfolio Shares		-1.77%	0.41%	2.62%
Open Shares (Returns Before Taxes)	2/13/1997	-3.91%	-0.16%	2.85%
R6 Shares (Returns Before Taxes)		-3.69%	0.08%	3.11%
MSCI EAFE IMI		3.55%	4.37%	5.23%
(reflects no deduction for fees, expenses or taxes)

MSCI EAFE Small Cap Index		1.82%	2.30%	5.52%
(reflects no deduction for fees, expenses or taxes)

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

Edward Rosenfeld, portfolio manager/analyst on the Investment Manager’s Global, International and European Small Cap Equity teams, has been with the Portfolio since May 2007.

Alex Ingham, portfolio manager/analyst on the Investment Manager’s Emerging Markets, International and Global Small Cap Equity teams, has been with the Portfolio since July 2012.

Sebastien Pigeon, portfolio manager/analyst on the Investment Manager’s European, International and Global Small Cap Equity teams, has been with the Portfolio since May 2025.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 137.

Lazard Funds Summary Section

Lazard International Strategic Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.75%	.75%	.75%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.07%	.08%	.08%
Total Annual Portfolio Operating Expenses	.82%	1.08%	.83%
Fee Waiver and/or Expense Reimbursement[1]	—	—	.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	.82%	1.08%	.82%

1 To the extent the Total Annual Portfolio Operating Expenses of the R6 Shares of the Portfolio exceed the Total Annual Portfolio Operating Expenses of the Portfolio’s Institutional Shares (in each case, not including management fees, custodial fees or other expenses related to the management of the Portfolio’s assets), Lazard Asset Management LLC (the “Investment Manager”) has contractually agreed, until May 1, 2026, to bear the expenses of the R6 Shares in the amount of such excess. This expense limitation agreement will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$ 84	$ 262	$ 455	$ 1,014
Open Shares	$ 110	$ 343	$ 595	$ 1,317
R6 Shares	$ 84	$ 264	$ 460	$ 1,024

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of non-US companies whose principal activities are located in countries represented by the MSCI EAFE Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Portfolio also may invest up to 15% of its assets in securities of companies whose principal business activities are located in emerging market countries, although the allocation of the Portfolio’s assets to emerging market countries may vary from time to time.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities.

The countries represented by the MSCI EAFE Index currently include: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Although the Portfolio is classified as “diversified” under the Investment Company Act of 1940, as amended, it may invest in a smaller number of issuers than other, more diversified investment portfolios.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the US and global investment markets.

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Non-US Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless.

Emerging Market Risk: Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of sanctions or exchange controls (including repatriation restrictions). The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Foreign Currency Risk: Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, the Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure.

Focused Investing Risk: The Portfolio’s net asset value may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

Value Investing Risk: Value investments are believed by the Investment Manager to be undervalued, but may not realize their perceived value for extended periods of time or may never realize their perceived value. These securities may respond differently to market and other developments than other types of securities.

Large Cap Companies Risk: Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Small and Mid Cap Companies Risk: Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Performance Bar Chart and Table
Year-by-Year Total Returns for Institutional Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard International Strategic Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Calendar Years ended December 31

Best Quarter:
2020, Q4	17.19%

Worst Quarter:
2020, Q1	-23.80%

Average Annual Total Returns
(for the periods ended December 31, 2024)

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

	Inception Date	1 Year	5 Years	10 Years
Institutional Shares:	10/31/2005
Returns Before Taxes		-1.36%	2.38%	3.86%
Returns After Taxes on Distributions		-4.01%	1.39%	3.10%
Returns After Taxes on Distributions and Sale of Portfolio Shares		1.32%	1.93%	3.12%
Open Shares (Returns Before Taxes)	2/03/2006	-1.61%	2.11%	3.60%
R6 Shares (Returns Before Taxes)	1/19/2015	-1.30%	2.39%	N/A
MSCI EAFE Index		3.82%	4.73%	5.20%
(reflects no deduction for fees, expenses or taxes)

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

Robin O. Jones, portfolio manager/analyst on the Investment Manager’s International Strategic Equity and Global Strategic Equity teams, has been with the Portfolio since May 2009.

Jimmie Bork, portfolio manager/analyst on the Investment Manager’s International Strategic Equity teams, has been with the Portfolio since February 2022.

Cyrus Azarmgin, portfolio manager/analyst on the Investment Manager’s International Strategic Equity team, has been with the Portfolio since May 2025.

Michael A. Bennett, portfolio manager/analyst on various of the Investment Manager’s International Equity teams, has been with the Portfolio since September 2008.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 137.

Lazard Funds Summary Section

Lazard Opportunistic Strategies Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.52%	4.54%	.52%	[1]
Acquired Fund Fees and Expenses (Underlying Funds)	.20%	.20%	.20%	[1]
Total Annual Portfolio Operating Expenses	1.72%	5.99%	1.72%
Fee Waiver and/or Expense Reimbursement[2]	.50%	4.52%	.50%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	1.22%	1.47%	1.22%

1 Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.

2 Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed 1.02%, 1.27% and 1.02% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, dividend and interest expenses on securities sold short, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

3 Excluding Dividend and Borrowing Expenses on Securities Sold Short and Acquired Fund Fees and Expenses, the Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement are 1.02%, 1.27% and 1.02% of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$ 124	$ 493	$ 887	$ 1,989
Open Shares	$ 150	$ 1,378	$ 2,581	$ 5,488
R6 Shares	$ 124	$ 493	$ 887	$ 1,989

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio utilizes an asset allocation strategy to invest in a global portfolio of uncorrelated assets that can include exposure, through underlying vehicles, to stocks, bonds, commodities and other investments.

The Portfolio invests primarily in exchange-traded open-end management investment companies (“ETFs”), generally those that pursue a passive index-based strategy, as well as actively managed closed-end management investment companies (“closed-end funds”, and, together with ETFs, “Underlying Funds”). ETFs in which the Portfolio may invest include both ETFs designed to correlate directly with an index and ETFs designed to correlate inversely with an index and may include actively-managed ETFs. The Portfolio, through Underlying Funds in which it invests, may invest in non-US companies (including those in emerging markets), and the Portfolio also may invest directly in equity and debt securities in addition to its investments in Underlying Funds. The Portfolio’s investment portfolio is concentrated in a relatively small number of holdings (generally 10 to 30). Investors can invest directly in Underlying Funds and do not need to invest in Underlying Funds through mutual funds or separately managed accounts.

The Portfolio may, but is not required to (1) enter into equity, total return and currency swap agreements; futures contracts and options on futures contracts (including with respect to index and commodities); and forward currency contracts; and (2) write put and covered call options on securities (including shares of ETFs), indexes and currencies, in each case for hedging purposes or to seek to increase returns, including as a substitute for purchasing an Underlying Fund.

The Portfolio may, but is not required to, effect short sales of securities. A short sale involves the sale of a security that the Portfolio does not own in the expectation of purchasing the same security (or a security exchangeable therefor) at a later date and at a lower price and profiting from the price decline. Similarly, when taking short positions with respect to securities through investments in derivative instruments, the Investment Manager is expecting the value of such securities to fall during the period of the Portfolio’s investment exposure.

Although the Portfolio is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), it may invest in a smaller number of issuers than other, more diversified, investment portfolios.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the US and global investment markets.

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Underlying Funds Risk: Shares of closed-end funds and ETFs may trade at prices at, below or above their net asset value. Shares of closed-end funds, in particular, frequently trade at persistent discounts to their net asset value. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. The Portfolio’s investments in Underlying Funds are subject to the risks of the Underlying Funds’ investments, as well as to the general risks of investing in Underlying Funds. The Portfolio will bear not only the Portfolio’s management fees and operating expenses, but also the Portfolio’s proportional share of the management fees and operating expenses of the Underlying Funds in which the Portfolio invests. Rule 12d1-4 under the 1940 Act allows the Portfolio to acquire the securities of another investment company, including an Underlying Fund, in excess of the limitations imposed by Section 12 of the 1940 Act, subject to certain limitations and conditions.

Short Position Risk: Short positions may involve substantial risks. If a short position appreciates in value during the period of the Portfolio’s investment, there will be a loss to the Portfolio that could be substantial. Short positions involve more risk than long positions because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs. However, the Portfolio’s potential loss on a short position is unlimited because, theoretically, there is no limit to the potential price increase of a security. In addition, the Portfolio’s short sales transactions are dependent on counterparties to its securities borrowing transactions and are subject to the risk of default by a counterparty, which could result in a loss of Portfolio assets used as collateral or the loss of monies owed to the Portfolio by a counterparty.

Non-US Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless.

Emerging Market Risk: Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of sanctions or exchange controls (including repatriation restrictions). The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Foreign Currency Risk: Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, the Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure.

Fixed-Income and Debt Securities Risk: The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, the Portfolio may have to liquidate portfolio securities at disadvantageous prices. The Portfolio may be subject to heightened interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates.

The Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering the Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Focused Investing Risk: The Portfolio’s net asset value may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

Derivatives and Hedging Risk: Derivatives and other similar transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Swap agreements; forward currency contracts; over-the-counter options on securities (including options on shares of ETFs), indexes and currencies; and other over-the-counter derivatives transactions are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Over-the-counter derivatives frequently may be illiquid and difficult to value. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which the Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of the related reference asset, index or rate. As such, a small investment could have a potentially large impact on the Portfolio’s performance. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even if entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions. When the Portfolio enters into derivatives transactions, it may be required to post margin and make settlement payments while the positions are open, and the Portfolio may have to sell a security at a disadvantageous time or price to meet such obligations. Derivatives transactions are also subject to operational and legal risk.

Commodities-Related Investments Risk: Exposure to the commodities markets may subject the Portfolio to greater volatility than other types of investments. The values of commodities and commodity-linked derivative instruments are affected by events that may have less impact on the values of equity and fixed income securities. Investments linked to the prices of commodities are considered speculative. Because the value of a commodity-linked derivative instrument, such as a futures contract on a physical commodity, typically is based upon the price movements of the underlying reference asset, index or rate, the value of these instruments will rise or fall in response to changes in the underlying reference asset, index or rate. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods for a variety of factors, including: changes in supply and demand relationships; weather; agricultural or livestock markets; agricultural or livestock disease or pestilence; trade relationships; fiscal, monetary and exchange control programs; and embargoes, tariffs, terrorism and international economic, political, military and regulatory developments.

Sector Risk: Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular market sector, such as information technology companies, and the Portfolio would be expected to be affected by developments in that sector. Information technology companies generally operate in intensely competitive markets on a worldwide basis. Also, because technological development in many areas increases at a rapid rate, these companies often produce products with very short life cycles and face the risk of product obsolescence.

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Performance Bar Chart and Table
Year-by-Year Total Returns for Institutional Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Opportunistic Strategies Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of the market sectors and/or types of investments in which the Portfolio invests. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Calendar Years ended December 31

Best Quarter:
2020, Q2	13.58%

Worst Quarter:
2018, Q4	-12.77%

Average Annual Total Returns
(for the periods ended December 31, 2024)

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns shown below for the Portfolio’s R6 Shares (which were not operational as of December 31, 2024) reflect the performance of the Portfolio’s Institutional Shares. R6 Shares would have had substantially similar returns as Institutional Shares because the share classes are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses.

The Global Asset Allocation Blended Index is rebalanced quarterly and is a blended index constructed by the Investment Manager that is comprised of 60% MSCI World Index and 40% Bloomberg Barclays US Aggregate Index.

	Inception Date	1 Year	5 Years	10 Years
Institutional Shares:	3/26/2008
Returns Before Taxes		12.29%	5.43%	4.56%
Returns After Taxes on Distributions		9.24%	4.20%	3.31%
Returns After Taxes on Distributions and Sale of Portfolio Shares		8.77%	4.08%	3.26%
Open Shares (Returns Before Taxes)	3/31/2008	12.11%	5.16%	4.23%
R6 Shares (Returns Before Taxes)		12.29%	5.43%	4.56%
MSCI World Index		18.67%	11.17%	9.95%
(reflects no deduction for fees, expenses or taxes)

Global Asset Allocation Blended Index		10.61%	6.69%	6.65%
(reflects no deduction for fees, expenses or taxes)

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

Stephen Marra, portfolio manager/analyst on the Investment Manager’s Investment Solutions team, has been with the Portfolio since February 2017.

Kim Tilley, portfolio manager/analyst on the Investment Manager’s Investment Solutions team, has been with the Portfolio since February 2017.

David Alcaly, portfolio manager/analyst on the Investment Manager’s Investment Solutions team, has been with the Portfolio since May 2023.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 137.

Lazard Funds Summary Section

Lazard Real Assets Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.65%	.65%	.65%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	1.44%	2.91%	3.21%
Acquired Fund Fees and Expenses	.04%	.04%	.04%
Total Annual Portfolio Operating Expenses	2.13%	3.85%	3.90%
Fee Waiver and/or Expense Reimbursement[1]	1.29%	2.76%	3.11%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	.84%	1.09%	.79%

1 Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026 for Institutional Shares and Open Shares, and until May 1, 2035 for R6 Shares, to the extent Total Annual Portfolio Operating Expenses exceed .80%, 1.05% and .75% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

2 Excluding Acquired Fund Fees and Expenses, the Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement are .80%, 1.05% and .75% of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$ 86	$ 542	$ 1,025	$ 2,360
Open Shares	$ 111	$ 920	$ 1,749	$ 3,903
R6 Shares	$ 81	$ 252	$ 439	$ 978

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Portfolio invests at least 80% of its assets in real assets investments, including instruments providing exposure to such investments (such as derivative instruments).

“Real assets” are considered by the Portfolio to be:

(i) assets that have physical properties, such as:

• natural resources, such as energy and materials (e.g., metals and mining, paper and forestry and chemicals)

• real estate, such as real estate investment trusts (“REITs”) and real estate operating companies (“Real Estate Investments”)

• equipment and industrials, such as tools, hardware, machinery and other industrial components

• infrastructure, such as utilities, transport, communications, pipelines, seaports, airports and toll roads

• commodities, such as physical commodities with tangible properties such as gas, oil, metals, livestock or agricultural products; and

(ii) companies that typically derive at least 50% of their revenues or profits from, or have at least 50% of their assets committed to, real assets.

Allocation of the Portfolio’s assets by the Investment Manager among these real assets categories will vary, and over time exposures to new categories may be added or exposures to existing categories may be eliminated.

The Portfolio may invest in equity securities of US and non-US companies, including emerging markets companies, as well as commodity-linked and other derivative instruments. In addition, the Portfolio may invest in fixed income securities of any maturity or credit quality, typically government securities, in connection with the Portfolio’s derivatives exposures (i.e., as a type of margin or collateral). The Portfolio also may invest in exchange-traded open-end management investment companies (“ETFs”), generally those that pursue a passive index-based strategy. The Portfolio may invest in companies of any market capitalization.

The Portfolio may gain exposure to the commodity markets by investing up to 25% of the Portfolio’s total assets in a wholly-owned subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”), which invests mainly in commodity-linked derivative instruments (including, but not limited to, futures contracts, options and total return swaps) and fixed income securities, typically government securities, in connection with the Subsidiary’s derivatives exposures (i.e., as a type of margin or collateral).

The Investment Manager’s process for selecting investments for the Portfolio may include a variety of approaches, such a fundamental, bottom-up analysis, qualitative evaluations and quantitative models or a combination of these or other approaches. The process used will usually vary for different types of real assets categories, or category subsets.

In addition, the Portfolio may, but is not required to (1) enter into futures contracts; forward currency contracts; equity, total return, interest rate, credit default and currency swap agreements; (2) write put and call options on securities (including shares of ETFs), indexes and currencies; and (3) invest in structured notes, in each case for hedging purposes or to seek to increase returns, including as a substitute for a direct investment in securities.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Allocation Risk: The Portfolio’s ability to achieve its investment objective depends in part on the Investment Manager’s skill in determining the Portfolio’s allocation among real assets categories. The Investment Manager’s evaluations and assumptions underlying its allocation decisions may differ from actual market conditions.

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the US and global investment markets.

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Natural Resources Risk: Investments related to natural resources may be affected by numerous factors, including events occurring in nature, inflationary pressures and domestic and international politics. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and other risks to which non-US companies are subject also may affect US companies if they have significant operations or investments in non-US countries. In addition, interest rates, prices of raw materials and other commodities, international economic developments, energy conservation, tax and other government regulations (both US and non-US) may affect the supply of and demand for natural resources, which can affect the profitability and value of securities issued by companies in the natural resources category. Securities of companies within specific natural resources sub-categories can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions.
Real Estate Investments Risk: The Portfolio’s investments in Real Estate Investments, including REITs, could lose money due to the performance of real estate-related securities even if securities markets generally are experiencing positive results. The performance of Real Estate Investments may be determined to a great extent by the current status of the real estate industry in general, or by other factors that may affect the real estate industry, even if other industries would not be so affected. Consequently, Real Estate Investments could lead to investment results that may be significantly different from investments in other real assets categories or investments in the broader securities markets. The risks related to investments in Real Estate Investments include, but are not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations and interest rates; operating or development expenses; and lack of available financing.

Due to certain special considerations that apply to REITs, investments in REITs may carry additional risks not necessarily present in investments in other securities. REIT securities (including those trading on national exchanges) typically have trading volumes that are less than those of securities of other types of companies, which may affect the Portfolio’s ability to trade or liquidate those securities. An investment in a REIT may be adversely affected if the REIT fails to comply with applicable laws and regulations, including failing to qualify as a REIT under the Internal Revenue Code of 1986, as amended. Failure to qualify with any of these requirements could jeopardize a company’s status as a REIT. The Portfolio generally will have no control over the operations and policies of a REIT, including qualification as a REIT.

Infrastructure Companies Risk: Securities and instruments of infrastructure companies, which consist of utilities, pipelines, toll roads, airports, railroads, ports, telecommunications and other infrastructure companies, are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies also may be affected by or subject to, among other factors, regulation by various government authorities, including rate regulation, and service interruption due to environmental, operational or other mishaps.

Commodities-Related Investments Risk: Exposure to the commodities markets may subject the Portfolio to greater volatility than other types of investments. The values of commodities and commodity-linked derivative instruments are affected by events that may have less impact on the values of equity and fixed income securities. Investments linked to the prices of commodities are considered speculative. Because the value of a commodity-linked derivative instrument, such as a futures contract on a physical commodity, typically is based upon the price movements of the underlying reference asset, index or rate, the value of these instruments will rise or fall in response to changes in the underlying reference asset, index or rate. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods for a variety of factors, including: changes in supply and demand relationships; weather; agricultural or livestock markets; agricultural or livestock disease or pestilence; trade relationships; fiscal, monetary and exchange control programs; and embargoes, tariffs, terrorism and international economic, political, military and regulatory developments.

Fixed-Income and Debt Securities Risk: The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, the Portfolio may have to liquidate portfolio securities at disadvantageous prices. The Portfolio may be subject to heightened interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates.

The Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering the Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity, and, during a time of declining interest rates, the Portfolio may have to reinvest the proceeds of called or redeemed securities in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Structured notes are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured notes can have risks of both debt securities and derivatives transactions.

Government Securities Risk: Not all obligations of the US government, its agencies and instrumentalities are backed by the full faith and credit of the US Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the US government or its agencies or instrumentalities of a security held by the Portfolio does not apply to the market value of such security or to shares of the Portfolio itself. A security backed by the US Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

Non-US Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless.

Emerging Market Risk: Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of sanctions or exchange controls (including repatriation restrictions). The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Foreign Currency Risk: Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, the Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates.

Quantitative Model Risk: A quantitative model, such as the risk and other models used by the Investment Manager requires adherence to a systematic, disciplined process. The Investment Manager’s ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors including incorrect or outdated market and other data inputs. Factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. In addition, factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value.

Small and Mid Cap Companies Risk: Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Liquidity Risk: The lack of a readily available market may limit the ability of the Portfolio to sell certain securities and other investments at the time and price it would like. The size of certain securities offerings of emerging markets issuers may be relatively smaller in size than offerings in more developed markets and, in some cases, the Portfolio, by itself or together with other Portfolios or other accounts managed by the Investment Manager, may hold a position in a security that is large relative to the typical trading volume for that security; these factors can make it difficult for the Portfolio to dispose of the position at the desired time or price.

Derivatives and Hedging Risk: Derivatives and other similar transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Swap agreements; forward currency contracts; over-the-counter options on securities (including options on shares of ETFs), indexes and currencies; structured notes; and other over-the-counter derivatives transactions are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Over-the-counter derivatives frequently may be illiquid and difficult to value. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which the Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of the related reference asset, index or rate. As such, a small investment could have a potentially large impact on the Portfolio’s performance. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even if entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions. When the Portfolio enters into derivatives transactions, it may be required to post margin and make settlement payments while the positions are open, and the Portfolio may have to sell a security at a disadvantageous time or price to meet such obligations. Derivatives transactions are also subject to operational and legal risk. The same risks, as applicable, apply to derivatives transactions by the Subsidiary.

ETF Risk: Shares of ETFs may trade at prices that vary from their net asset values, sometimes significantly. The shares of ETFs may trade at prices at, below or above their net asset value. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. The Portfolio’s investments in ETFs are subject to the risks of the ETFs’ investments, as well as to the general risks of investing in ETFs. The Portfolio will bear not only the Portfolio’s management fees and operating expenses, but also the Portfolio’s proportional share of the management fees and operating expenses of the ETFs in which the Portfolio invests. Although Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”) limits the amount of the Portfolio’s assets that may be invested in one or more ETFs, Rule 12d1-4 under the 1940 Act allows the Portfolio to acquire the securities of another investment company, including ETFs, in excess of the limitations imposed by Section 12 of the 1940 Act, subject to certain limitations and conditions.

Subsidiary and Tax Status Risk: The Portfolio invests in the Subsidiary, which is not registered as an investment company under the 1940 Act. A regulatory change in the US or the Cayman Islands, under which the Portfolio and the Subsidiary, respectively, are organized, that impacts the Subsidiary or how the Portfolio invests in the Subsidiary, such as a change in tax law, could adversely affect the Portfolio. By investing in the Subsidiary, the Portfolio is exposed to the risks associated with the Subsidiary’s investments, which generally include the risks of investing in commodity-related derivative instruments (described elsewhere in this Prospectus). Income and gains from commodities or certain commodity-linked derivative instruments directly held by the Portfolio do not constitute “qualifying income” to the Portfolio for purposes of qualification as a “regulated investment company” for federal income tax purposes. Without such qualification, the Portfolio could fail to qualify as a RIC and be subject to tax. The Portfolio intends to gain exposure indirectly to commodity markets by investing in its Subsidiary, which invests primarily in these commodity-linked derivative instruments. The tax treatment of the Portfolio’s investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations, court decisions and/or guidance issued by the Internal Revenue Service that could affect whether income derived from such investment is “qualifying income” under the Internal Revenue Code of 1986, as amended, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or any gains and distributions made by the Portfolio.

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Performance Bar Chart and Table
Year-by-Year Total Returns for Institutional Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Real Assets Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of the market sectors and/or types of investments in which the Portfolio invests. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. Effective September 1, 2020, certain changes were made to the Portfolio’s principal investments strategies, including removing inflation-indexed securities from its policy with respect to the investment of 80% of its assets. The Portfolio’s performance information prior to September 1, 2020 relates only to the Portfolio’s prior principal investment strategies. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Calendar Years ended December 31

Best Quarter:
2024, Q3	10.67%

Worst Quarter:
2020, Q1	-15.79%

Average Annual Total Returns
(for the periods ended December 31, 2024)

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Real Assets Blend Index is an index constructed by the Investment Manager that is comprised of 33.3% MSCI World Core Infrastructure Index, 33.3% MSCI ACWI IMI Core Real Estate Index and 33.3% Bloomberg Barclays Commodity Total Return Index. This custom index was constructed by the Investment Manager for comparison to the performance of the Lazard Real Assets Portfolio pursuant to its investment strategy effective September 1, 2020.

	Inception Date	1 Year	5 Years	Life of Portfolio
Institutional Shares:	12/30/2016
Returns Before Taxes		5.90%	4.38%	4.85%
Returns After Taxes on Distributions		4.79%	2.29%	3.19%
Returns After Taxes on Distributions and Sale of Portfolio Shares		3.69%	2.63%	3.23%
Open Shares (Returns Before Taxes)	1/09/2017	5.63%	4.10%	4.55%
R6 Shares (Returns Before Taxes)	7/22/2022	6.17%	N/A	1.72%
MSCI World Index		18.67%	11.17%	11.69%
(reflects no deduction for fees, expenses or taxes)				(Institutional)
				11.51%
				(Open)
				16.48%
				(R6)

Real Assets Blend Index		5.10%	3.63%	5.10%
(reflects no deduction for fees, expenses or taxes)				(Institutional)
				5.08%
				(Open)
				1.24%
				(R6)

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

Dan McGoey, portfolio manager/analyst on the Investment Manager’s Investment Solutions team, has been with the Portfolio since April 2022.

David Alcaly, portfolio manager/analyst on the Investment Manager’s Investment Solutions team, has been with the Portfolio since January 2024.

Stephen Marra, portfolio manager/analyst on the Investment Manager’s Investment Solutions team, has been with the Portfolio since December 2016.

Kim Tilley, portfolio manager/analyst on the Investment Manager’s Investment Solutions team, has been with the Portfolio since May 2020.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 137.

Lazard Funds Summary Section

Lazard US Convertibles Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.60%	.60%	.60%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	1.26%	4.12%	1.26%[1]
Total Annual Portfolio Operating Expenses	1.86%	4.97%	1.86%
Fee Waiver and/or Expense Reimbursement[2]	1.11%	3.97%	1.16%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	.75%	1.00%	.70%

1 Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.

2 Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed .75%, 1.00% and .70% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$ 77	$ 477	$ 902	$ 2,089
Open Shares	$ 102	$ 1,136	$ 2,171	$ 4,760
R6 Shares	$ 72	$ 472	$ 898	$ 2,085

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of its assets (including borrowing for investment purposes) in convertible securities that are economically tied to the US. The convertible securities may be issued by corporations, or other non-governmental issuers similar to corporations; issued or guaranteed by governments or their subdivisions, agencies, authorities, instrumentalities or sponsored enterprises; or issued by a supranational organization.

The Investment Manager seeks to achieve the Portfolio’s investment objective primarily through actively managing a portfolio of convertible securities economically tied to the US. As part of its investment process, the Investment Manager undertakes the following analysis of the convertible securities in which the Portfolio may invest:

• proprietary quantitative analysis to assess each convertible security’s exposure or sensitivity to factors such as equity market performance, interest rates and credit spreads and its implied volatility, in order to assist the Investment Manager in forming a view regarding the relative value of the convertible security when assessed against: (i) comparable convertible securities; (ii) its historical price-to-book ratios (a measure of the security’s issuer’s market capitalization (or valuation) to its book value); (iii) the creditworthiness of the issuer; and/or (iv) what the Investment Manager assesses to be the future growth outlook or valuation prospects of the equity into which the security is convertible;

• credit analysis, which will look at the credit quality of the issuers of the convertible securities (i.e., the capacity of an issuer to meet its obligations), the potential for credit quality improvement, the duration of the convertible securities, etc.; and

• fundamental, bottom-up analysis of the equity securities into which the convertible securities are convertible in order to form a view as to the growth outlook for the issuer, and the potential for improving valuations, in the underlying equity securities.

The Portfolio may invest without limitation in securities rated below investment grade (i.e., lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB by S&P Global Ratings (“S&P”)) (“junk bonds”) or equivalent unrated securities as determined by the Investment Manager. Additionally, the Portfolio is not restricted to investments in securities of any particular maturity or duration, and there are no restrictions on the Portfolio’s average maturity or duration. Duration is an estimate of the sensitivity of the price of a fixed income or convertible security to a change in interest rates. Generally, the longer the duration, the higher the expected volatility. For example, the market price of a fixed income or convertible security with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same security would be expected to increase 3% if interest rates fell 1%.

The Portfolio may invest up to 20% of its assets in securities and other assets which need not be convertible securities as described below and need not be economically tied to the US as described above, including securities of emerging markets issuers.

“Convertible securities” are fixed-income and preferred equity securities that pay a fixed or floating rate of interest or dividends and that convert into: (1) underlying shares of common stock or other equity securities of the issuer of the convertible securities or of another issuer; (2) cash; or (3) a combination of cash and common stock or other equity securities of the issuer of the convertible securities or of another issuer; in each case, the form and amount of payment upon conversion is determined by the terms of the governing documents of the convertible securities. As a result, convertible securities have characteristics similar to both fixed-income and equity securities.

The Portfolio may, but is not required to, (1) enter into interest rate, bond and equity index futures contracts and interest rate and credit default swap agreements; and (2) purchase put and call options on securities (including shares of exchange-traded open-end management investment companies (“ETFs”)) and indexes, in each case for hedging purposes or to seek to increase returns.

Although the Portfolio is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), it may invest in a smaller number of issuers than other, more diversified investment portfolios. In addition, implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular market sector.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the US and global investment markets.

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Convertible Securities Risk: The market value of convertible securities may perform like that of non-convertible fixed income securities; that is, their prices move inversely with changes in interest rates (i.e., as interest rates go up, prices go down). In addition, convertible securities are subject to the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security also is subject to the same types of market and issuer risks that apply to the underlying common stock.

Fixed-Income and Debt Securities Risk: The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, the Portfolio may have to liquidate portfolio securities at disadvantageous prices. The Portfolio may be subject to heightened interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates.

The Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering the Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity, and, during a time of declining interest rates, the Portfolio may have to reinvest the proceeds of called or redeemed securities in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Adjustable rate securities provide the Portfolio with a certain degree of protection against rises in interest rates, although adjustable rate securities will participate in any declines in interest rates. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such as zero coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.” The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause the Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

Preferred Securities Risk: There are various risks associated with investing in preferred securities. In addition, unlike common stock, participation in the growth of an issuer may be limited.

• Credit risk is the risk that a security held by the Portfolio will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status.

• Interest rate risk is the risk that securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall.

• Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.

• Preferred securities are generally subordinated to bonds and other debt instruments in an issuer’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

• During periods of declining interest rates, an issuer may be able to exercise an option to call, or redeem its issue at par earlier than the scheduled maturity. If this occurs during a time of lower or declining interest rates, the Portfolio may have to reinvest the proceeds in lower yielding securities (and the Portfolio may not benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

• Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or US government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Portfolio or at prices approximating the value at which the Portfolio is carrying the securities on its books.

Depositary Receipts Risk: American Depositary Receipts (“ADRs”) and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-US companies, because their values depend on the performance of the underlying non-US securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-US dollar-denominated non-US securities, because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-US dollar security is denominated.

Government Securities Risk: Not all obligations of the US government, its agencies and instrumentalities are backed by the full faith and credit of the US Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the US government or its agencies or instrumentalities of a security held by the Portfolio does not apply to the market value of such security or to shares of the Portfolio itself. A security backed by the US Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

Quantitative Model Risk: A quantitative model, such as the risk and other models used by the Investment Manager requires adherence to a systematic, disciplined process. The Investment Manager’s ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors including incorrect or outdated market and other data inputs. Factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. In addition, factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value.

Derivatives and Hedging Risk: Derivatives and other similar transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Swap agreements and other over-the-counter derivatives transactions are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Over-the-counter derivatives frequently may be illiquid and difficult to value. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which the Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of the related reference asset, index or rate. As such, a small investment could have a potentially large impact on the Portfolio’s performance. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even if entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions. When the Portfolio enters into derivatives transactions, it may be required to post margin and make settlement payments while the positions are open, and the Portfolio may have to sell a security at a disadvantageous time or price to meet such obligations. Derivatives transactions are also subject to operational and legal risk.

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Focused Investing Risk: The Portfolio’s net asset value may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

Liquidity Risk: The lack of a readily available market may limit the ability of the Portfolio to sell certain securities and other investments at the time and price it would like. The size of certain securities offerings of emerging markets issuers may be relatively smaller in size than offerings in more developed markets and, in some cases, the Portfolio, by itself or together with other Portfolios or other accounts managed by the Investment Manager, may hold a position in a security that is large relative to the typical trading volume for that security; these factors can make it difficult for the Portfolio to dispose of the position at the desired time or price.

Performance Bar Chart and Table
Year-by-Year Total Returns for Institutional Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard US Convertibles Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of the market sectors and/or types of investments in which the Portfolio invests. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Calendar Years ended December 31

Best Quarter:
2023, Q4	5.70%

Worst Quarter:
2023, Q3	-4.06%

Average Annual Total Returns
(for the periods ended December 31, 2024)

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns shown below for the Portfolio’s R6 Shares (which were not operational as of December 31, 2024) reflect the performance of the Portfolio’s Institutional Shares. R6 Shares would have had substantially similar returns as Institutional Shares because the share classes are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses.

	Inception Date	1 Year	Life of Portfolio
Institutional Shares:	12/30/2022
Returns Before Taxes		5.25%	7.89%
Returns After Taxes on Distributions		4.39%	6.68%
Returns After Taxes on Distributions and Sale of Portfolio Shares		3.19%	5.59%
Open Shares (Returns Before Taxes)	12/30/2022	5.08%	7.67%
R6 Shares (Returns Before Taxes)	12/30/2022	5.25%	7.88%
US Universal Index		2.04%	4.09%
(reflects no deduction for fees, expenses or taxes)

ICE BofAML US Convertible Index		11.14%	12.00%
(reflects no deduction for fees, expenses or taxes)

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

Arnaud Brillois, portfolio manager/analyst on the Investment Manager’s US Convertibles and Global Convertibles teams, has been with the Portfolio since December 2022.

Andrew Raab, portfolio manager/analyst on the Investment Manager’s US Convertibles and Global Convertibles teams, has been with the Portfolio since December 2022.

Emmanuel Naar, portfolio manager/analyst on the Investment Manager’s US Convertibles and Global Convertibles teams, has been with the Portfolio since December 2022.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 137.

Lazard Funds Summary Section

Lazard US Equity Concentrated Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	.65%	.65%	.65%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.23%	.21%	.29%
Total Annual Portfolio Operating Expenses	.88%	1.11%	.94%
Fee Waiver and/or Expense Reimbursement[2]	.03%	.01%	.14%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	.85%	1.10%	.80%

1 Restated to reflect current management fees.

2 Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed .85%, 1.10% and .80% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, and from May 1, 2026 until May 1, 2035, to the extent Total Annual Portfolio Operating Expenses exceed 1.10%, 1.35% and 1.05% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$ 87	$ 278	$ 485	$ 1,082
Open Shares	$ 112	$ 352	$ 611	$ 1,351
R6 Shares	$ 80	$ 286	$ 506	$ 1,142

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 146% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks of US companies of any market capitalization. The Investment Manager, through its bottom-up, fundamental research process, invests in companies it believes have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values. The Portfolio has a concentrated number of investments, typically investing in 15 to 35 companies with market capitalizations generally greater than $350 million. It seeks to outperform broad-based securities market indices, such as the S&P 500® Index, the Russell 1000® Index and the Russell 3000® Index.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of US companies. The Portfolio may invest up to 20% of its assets in securities of non-US companies.

The Portfolio is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means that it may invest a relatively high percentage of its assets in a limited number of issuers, when compared to a diversified fund. In addition, implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular market sector.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the US and global investment markets.

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Value Investing Risk: Value investments are believed by the Investment Manager to be undervalued, but may not realize their perceived value for extended periods of time or may never realize their perceived value. These securities may respond differently to market and other developments than other types of securities.

Small and Mid Cap Companies Risk: Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Large Cap Companies Risk: Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Non-US Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. In addition, investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Non-Diversification Risk: The Portfolio’s net asset value may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

Sector Risk: Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular market sector, such as information technology companies, and the Portfolio would be expected to be affected by developments in that sector. Information technology companies generally operate in intensely competitive markets on a worldwide basis. Also, because technological development in many areas increases at a rapid rate, these companies often produce products with very short life cycles and face the risk of product obsolescence.

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Concentration Risk: The Portfolio’s ability to concentrate its investments may be limited by applicable requirements of the Internal Revenue Code of 1986, as amended, for qualification as a regulated investment company.

Performance Bar Chart and Table
Year-by-Year Total Returns for Institutional Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard US Equity Concentrated Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. Updated performance information is available at

www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Calendar Years ended December 31

Best Quarter:
2020, Q2	16.33%

Worst Quarter:
2020, Q1	-20.37%

Average Annual Total Returns
(for the periods ended December 31, 2024)

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

	Inception Date	1 Year	5 Years	10 Years
Institutional Shares:	9/30/2005
Returns Before Taxes		10.68%	7.21%	8.80%
Returns After Taxes on Distributions		-6.84%	-0.43%	4.17%
Returns After Taxes on Distributions and Sale of Portfolio Shares		15.62%	4.87%	6.51%
Open Shares (Returns Before Taxes)	9/30/2005	10.38%	6.93%	8.51%
R6 Shares (Returns Before Taxes)	11/15/2016	12.47%	7.62%	N/A
S&P 500 Index		25.02%	14.53%	13.10%
(reflects no deduction for fees, expenses or taxes)

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

Sean Gallagher, portfolio manager/analyst on various of the Investment Manager’s US and global equity strategies and Global Head of the Investment Manager’s Small Cap Equity platform, has been with the Portfolio since April 2024.

Martin Flood, portfolio manager/analyst on various of the Investment Manager’s US Equity and Global Equity teams, has been with the Portfolio since March 2011.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 137.

Lazard Funds Summary Section

Lazard US Equity Focus Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.55%	.55%	.55%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.22%	.51%	.22%
Total Annual Portfolio Operating Expenses	.77%	1.31%	.77%
Fee Waiver and/or Expense Reimbursement[1]	.07%	.36%	.07%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	.70%	.95%	.70%

1 Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed .70%, .95% and .70% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$ 72	$ 239	$ 421	$ 948
Open Shares	$ 97	$ 380	$ 684	$ 1,548
R6 Shares	$ 72	$ 239	$ 421	$ 948

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of US companies. The Investment Manager, through its bottom-up, fundamental research process, invests in companies that it believes have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values. The Portfolio typically invests in 20 to 30 companies with market capitalizations generally over $5 billion. Although the Portfolio generally focuses on large cap companies, the market capitalizations of issuers in which the Portfolio invests may vary with market conditions and the Portfolio also may invest in mid cap and small cap companies.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of US companies. The Portfolio may invest up to 20% of its assets in securities of non-US companies.

The Portfolio is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means that it may invest a relatively high percentage of its assets in a limited number of issuers, when compared to a diversified fund.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the US and global investment markets.

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Non-Diversification Risk: The Portfolio’s net asset value may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

Value Investing Risk: Value investments are believed by the Investment Manager to be undervalued, but may not realize their perceived value for extended periods of time or may never realize their perceived value. These securities may respond differently to market and other developments than other types of securities.

Large Cap Companies Risk: Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Small and Mid Cap Companies Risk: Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Non-US Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. In addition, investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Sector Risk: Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular market sector, such as information technology companies, and the Portfolio would be expected to be affected by developments in that sector. Information technology companies generally operate in intensely competitive markets on a worldwide basis. Also, because technological development in many areas increases at a rapid rate, these companies often produce products with very short life cycles and face the risk of product obsolescence.

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Performance Bar Chart and Table
Year-by-Year Total Returns for Institutional Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard US Equity Focus Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Calendar Years ended December 31

Best Quarter:
2020, Q2	19.33%

Worst Quarter:
2020, Q1	-20.03%

Average Annual Total Returns
(for the periods ended December 31, 2024)

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

	Inception Date	1 Year	5 Years	10 Years
Institutional Shares:	12/30/2004
Returns Before Taxes		14.13%	11.14%	10.32%
Returns After Taxes on Distributions		12.43%	9.96%	8.45%
Returns After Taxes on Distributions and Sale of Portfolio Shares		9.56%	8.65%	7.81%
Open Shares (Returns Before Taxes)	12/30/2004	13.83%	10.87%	10.01%
R6 Shares (Returns Before Taxes)	5/19/2014	14.19%	11.13%	10.33%
S&P 500 Index		25.02%	14.53%	13.10%
(reflects no deduction for fees, expenses or taxes)

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

Andrew D. Lacey, portfolio manager/analyst on various of the Investment Manager’s US Equity and Global Equity teams, has been with the Portfolio since December 2004. Effective October 1, 2025, Mr. Lacey will no longer serve as a portfolio manager of the Portfolio.

H. Ross Seiden, portfolio manager/analyst on various of the Investment Manager’s US Equity teams, has been with the Portfolio since May 2018.

Janice Davies, portfolio manager/analyst on various of the Investment Manager’s US Equity teams, has been with the Portfolio since April 2024.

Martin Flood, portfolio manager/analyst on various of the Investment Manager’s US Equity and Global Equity teams, has been with the Portfolio since March 2011.

Jessica Kittay, a portfolio manager/analyst on various of the Investment Manager’s US Equity and Global Equity teams, has been with the Portfolio since September 2022.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 137.

Lazard Funds Summary Section

Lazard US High Yield Portfolio

Investment Objective

The Portfolio seeks maximum total return from a combination of capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.55%	.55%	.55%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.18%	.31%	28.24%
Acquired Fund Fees and Expenses	.02%	.02%	.02%
Total Annual Portfolio Operating Expenses	.75%	1.13%	28.81%
Fee Waiver and/or Expense Reimbursement[1]	.18%	.31%	28.24%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	.57%	.82%	.57%

1 Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026 for Institutional Shares and Open Shares, and until May 1, 2035 for R6 Shares, to the extent Total Annual Portfolio Operating Expenses exceed .55%, .80% and .55% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

2 Excluding Acquired Fund Fees and Expenses, the Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement are .55%, .80% and .55% of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$ 58	$ 222	$ 399	$ 913
Open Shares	$ 84	$ 328	$ 592	$ 1,347
R6 Shares	$ 58	$ 183	$ 318	$ 714

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of its assets in high yield fixed-income securities issued by corporations or other non-governmental issuers similar to corporations, which securities are tied economically to the US. The Portfolio considers “high yield” fixed income securities to be those rated, at the time of purchase, below investment grade by S&P Global Ratings (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) and as low as C or Ca by S&P or Moody’s, respectively, or the unrated equivalent as determined by the Investment Manager (“junk bonds”). The Portfolio may invest in dollar-denominated securities of non-US companies, including, to a limited extent, in emerging market companies.

Although the Portfolio may invest in fixed-income securities without regard to their maturity, the Portfolio’s average weighted maturity is expected to range between two and ten years.

Securities are evaluated based on their fundamental and structural characteristics. Valuation analysis is tailored to the specific asset class, but may include credit research, prepayment or call options, maturity, duration, coupon, currency and country risks. The Portfolio is constructed using a bottom-up discipline in which the Investment Manager follows a systematic process to seek out undervalued opportunities within each sector.

The Portfolio may invest up to 20% of its assets in other securities which need not be fixed-income securities as described above and need not be tied economically to the US.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the US and global investment markets.

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Fixed-Income and Debt Securities Risk: The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, the Portfolio may have to liquidate portfolio securities at disadvantageous prices. The Portfolio may be subject to heightened interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates.

The Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering the Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Non-US Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. In addition, investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Performance Bar Chart and Table
Year-by-Year Total Returns for Institutional Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard US High Yield Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of the market sectors and/or types of investments in which the Portfolio invests. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Calendar Years ended December 31

Best Quarter:
2020, Q2	7.80%

Worst Quarter:
2020, Q1	-9.80%

Average Annual Total Returns
(for the periods ended December 31, 2024)

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

	Inception Date	1 Year	5 Years	10 Years
Institutional Shares:	1/02/1998
Returns Before Taxes		5.31%	2.49%	3.66%
Returns After Taxes on Distributions		3.16%	0.70%	1.74%
Returns After Taxes on Distributions and Sale of Portfolio Shares		3.11%	1.12%	1.94%
Open Shares (Returns Before Taxes)	2/24/1998	5.05%	2.24%	3.38%
R6 Shares (Returns Before Taxes)	11/03/2016	5.30%	2.49%	N/A
US Universal Index		2.04%	0.06%	1.73%
(reflects no deduction for fees, expenses or taxes)

ICE BofA US High Yield Index		8.20%	4.04%	5.08%
(reflects no deduction for fees, expenses or taxes)

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

Jeffrey Clarke, portfolio manager/analyst on the Investment Manager’s US Fixed Income teams, has been with the Portfolio since August 2017.

John R. Senesac, Jr., portfolio manager/analyst on the Investment Manager’s US Fixed Income team, has been with the Portfolio since February 2024.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 137.

Lazard Funds Summary Section

Lazard US Short Duration Fixed Income Portfolio

Investment Objective

The Portfolio seeks total return and preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.25%	.25%	.25%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.49%	28.58%	.49%	[1]
Total Annual Portfolio Operating Expenses	.74%	29.08%	.74%
Fee Waiver and/or Expense Reimbursement[2]	.34%	28.43%	.39%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	.40%	.65%	.35%

1 Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.

2 Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026 for Institutional Shares and R6 Shares, and until May 1, 2035 for Open Shares, to the extent Total Annual Portfolio Operating Expenses exceed .40%, .65% and .35% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$ 41	$ 202	$ 378	$ 886
Open Shares	$ 66	$ 208	$ 362	$ 810
R6 Shares	$ 36	$ 197	$ 373	$ 882

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 276% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of its assets in fixed-income securities of US issuers, including US government securities, corporate securities, mortgage-related and asset-backed securities, municipal securities, structured products, preferred stocks and inflation-indexed-securities. These securities may have any type of interest rate payment terms, including fixed rate, adjustable rate or zero coupon features. Under normal circumstances, the Portfolio’s investment portfolio can be expected to have an average effective duration of three years or less. Duration is an estimate of the sensitivity of the price (the value of principal) of a fixed-income security to a change in interest rates. Generally, the longer the duration, the higher the expected volatility. For example, the market price of a fixed-income security with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same security would be expected to increase 3% if interest rates fell 1%.

The Portfolio invests primarily in securities that are rated investment grade by one or more nationally recognized statistical rating organizations (or, if unrated, determined by the Investment Manager to be of comparable quality).

Securities are evaluated based on their fundamental and structural characteristics. Valuation analysis is tailored to the specific asset class, but may include credit research and analysis of features such as prepayment or call options, maturity, duration and coupon.

The Portfolio may invest up to 20% of its assets in other securities which need not be fixed-income securities of US issuers.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the US and global investment markets.

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Fixed-Income and Debt Securities Risk: The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, the Portfolio may have to liquidate portfolio securities at disadvantageous prices. The Portfolio may be subject to heightened interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates.

The Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering the Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Adjustable rate securities provide the Portfolio with a certain degree of protection against rises in interest rates, although adjustable rate securities will participate in any declines in interest rates. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such as zero coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.” The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause the Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

Mortgage-Related and Asset-Backed Securities Risk: Mortgage-related securities are complex instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. Mortgage-related securities generally are subject to credit risks associated with the performance of the underlying mortgage properties. Prepayment risk can lead to fluctuations in value of the mortgage-related security which may be pronounced. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since during periods of declining interest rates the mortgages underlying the security are more likely to be prepaid.

The risks of asset-backed securities are similar to those of mortgage-related securities. However, asset-backed securities present certain risks that are not presented by mortgage-related securities. Primarily, these securities may provide the Portfolio with a less effective security interest in the related collateral than do mortgage-related securities.

Structured Products Risk: Structured notes and other structured products are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured products can have risks of both fixed-income securities and derivatives transactions. Derivatives transactions may increase volatility or reduce returns, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested, and they are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related reference asset, market or rate. As such, a small investment could have a potentially large impact on the Portfolio’s performance. Use of derivatives transactions may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

Preferred Securities Risk: There are various risks associated with investing in preferred securities. In addition, unlike common stock, participation in the growth of an issuer may be limited.

• Credit risk is the risk that a security held by the Portfolio will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status.

• Interest rate risk is the risk that securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall.

• Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.

• Preferred securities are generally subordinated to bonds and other debt instruments in an issuer’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

• During periods of declining interest rates, an issuer may be able to exercise an option to call, or redeem its issue at par earlier than the scheduled maturity. If this occurs during a time of lower or declining interest rates, the Portfolio may have to reinvest the proceeds in lower yielding securities (and the Portfolio may not benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

• Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or US government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Portfolio or at prices approximating the value at which the Portfolio is carrying the securities on its books.

High Portfolio Turnover Risk: The Portfolio’s investment strategy may involve high portfolio turnover (such as 100% or more). A portfolio turnover rate of 100%, for example, is equivalent to the Portfolio buying and selling all of its securities once during the course of the year. A high portfolio turnover rate could result in high transaction costs and an increase in taxable capital gains distributions to the Portfolio’s shareholders, which will reduce returns to shareholders.

Non-US Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. In addition, investments denominated in currencies other than US dollars may experience decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Government Securities Risk: Not all obligations of the US government, its agencies and instrumentalities are backed by the full faith and credit of the US Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the US government or its agencies or instrumentalities of a security held by the Portfolio does not apply to the market value of such security or to shares of the Portfolio itself. A security backed by the US Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

Performance Bar Chart and Table
Year-by-Year Total Returns for Institutional Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard US Short Duration Fixed Income Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Calendar Years ended December 31

Best Quarter:
2024, Q3	3.11%

Worst Quarter:
2022, Q1	-1.62%

Average Annual Total Returns
(for the periods ended December 31, 2024)

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns shown below for the Portfolio’s R6 Shares (which were not operational as of December 31, 2024) reflect the performance of the Portfolio’s Institutional Shares. R6 Shares would have had substantially similar returns as Institutional Shares because the share classes are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses.

	Inception Date	1 Year	5 Years	10 Years
Institutional Shares:	2/28/2011
Returns Before Taxes		4.21%	1.53%	1.34%
Returns After Taxes on Distributions		2.60%	0.71%	0.63%
Returns After Taxes on Distributions and Sale of Portfolio Shares		2.47%	0.82%	0.72%
Open Shares (Returns Before Taxes)	2/28/2011	3.95%	1.31%	1.18%
R6 Shares (Returns Before Taxes)		4.21%	1.53%	1.34%
US Universal Index		2.04%	0.06%	1.73%
(reflects no deduction for fees, expenses or taxes)

Bank of America Merrill Lynch 1-3 Year US Treasury Index		4.08%	1.40%	1.40%
(reflects no deduction for fees, expenses or taxes)

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

John R. Senesac, Jr., portfolio manager/analyst on the Investment Manager’s US Fixed Income team, has been with the Portfolio since February 2011.

Thomas Miller, portfolio manager/analyst on the Investment Manager’s US Fixed Income team, has been with the Portfolio since April 2021.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 137.

Lazard Funds Summary Section

Lazard US Small Cap Equity Select Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.75%	.75%	.75%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.50%	.57%	.43%
Total Annual Portfolio Operating Expenses	1.25%	1.57%	1.18%
Fee Waiver and/or Expense Reimbursement[1]	.30%	.37%	.28%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	.95%	1.20%	.90%

1 Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed .95%, 1.20% and .90% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$ 97	$ 367	$ 657	$ 1,485
Open Shares	$ 122	$ 459	$ 820	$ 1,836
R6 Shares	$ 92	$ 347	$ 622	$ 1,407

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 99% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of small cap US companies. The Investment Manager, through its bottom-up, fundamental research process, invests in companies it believes have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers “small cap companies” to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000® Index (ranging from approximately $5.2 million to $15.0 billion as of March 31, 2025).

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap US companies. The Investment Manager focuses on relative value in seeking to construct a diversified portfolio of investments for the Portfolio that maintains sector and industry balance, using investment opportunities identified through bottom-up fundamental research conducted by the Investment Manager’s small cap and global research analysts.

The Portfolio may invest up to 20% of its assets in the securities of larger or smaller US or non-US companies.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the US and global investment markets.

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Small and Mid Cap Companies Risk: Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Value Investing Risk: Value investments are believed by the Investment Manager to be undervalued, but may not realize their perceived value for extended periods of time or may never realize their perceived value. These securities may respond differently to market and other developments than other types of securities.

Non-US Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. In addition, investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Performance Bar Chart and Table
Year-by-Year Total Returns for Institutional Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard US Small Cap Equity Select Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Effective September 1, 2023, certain changes were made to the Portfolio’s principal investments strategies, including removing mid-capitalization companies from its policy with respect to the investment of 80% of its assets. The Portfolio’s performance information prior to September 1, 2023 relates only to the Portfolio’s prior principal investment strategies. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Calendar Years ended December 31

Best Quarter:
2020, Q4	23.67%

Worst Quarter:
2020, Q1	-31.16%

Average Annual Total Returns
(for the periods ended December 31, 2024)

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

	Inception Date	1 Year	5 Years	10 Years
Institutional Shares:	10/30/1991
Returns Before Taxes		11.21%	5.78%	6.85%
Returns After Taxes on Distributions		7.28%	3.73%	4.71%
Returns After Taxes on Distributions and Sale of Portfolio Shares		8.87%	4.37%	5.04%
Open Shares (Returns Before Taxes)	1/30/1997	10.87%	5.48%	6.53%
R6 Shares (Returns Before Taxes)	1/08/2020	11.34%	N/A	N/A
Russell 3000 Index		23.81%	13.86%	12.55%
(reflects no deduction for fees, expenses or taxes)

Russell 2000 Index		11.54%	7.40%	7.82%
(reflects no deduction for fees, expenses or taxes)

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

Scott Kolar, portfolio manager/analyst on the Investment Manager’s US Small Cap Equity Select and Global Small Cap Equity teams, has been with the Portfolio since December 2023.

Sean Gallagher, portfolio manager/analyst on various of the Investment Manager’s US and global equity strategies and Global Head of the Investment Manager’s Small Cap Equity platform, has been with the Portfolio since December 2023.

Michael DeBernardis, portfolio manager/analyst on the Investment Manager’s US Small Cap Equity Select and Global Small Cap Equity teams, has been with the Portfolio since October 2010.

Martin Flood, portfolio manager/analyst on various of the Investment Manager’s US Equity and Global Equity teams, has been with the Portfolio since December 2014.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 137.

Lazard Funds Summary Section

Lazard US Sustainable Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.60%	.60%	.60%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	1.10%	1.77%	1.10%[1]
Total Annual Portfolio Operating Expenses	1.70%	2.62%	1.70%
Fee Waiver and/or Expense Reimbursement[2]	.95%	1.62%	1.00%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	.75%	1.00%	.70%

1 Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.

2 Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed .75%, 1.00% and .70% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$ 77	$ 433	$ 834	$ 1,929
Open Shares	$ 102	$ 660	$ 1,245	$ 2,833
R6 Shares	$ 72	$ 438	$ 829	$ 1,925

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of US companies selected using the Investment Manager’s process employed in implementing the Portfolio’s investment strategy, described below. The market capitalization of companies in which the Portfolio invests may vary with market conditions, but typically the Portfolio invests in companies with market capitalizations over $1 billion.

The Investment Manager’s process first identifies companies within the investable universe, which are companies that the Investment Manager believes are capable of (1) generating and maintaining high financial productivity (i.e., the return a company generates) for periods in excess of market expectations, or (2) capable of improving financial productivity to a greater extent or more expeditiously than the market expects (i.e., are undervalued) and which exhibit good expectations for future cash flows and profitability. Next, the Investment Manager reduces the investable universe using fundamental analysis and research on the companies identified.

In further narrowing the investable universe to select companies for investment by the Portfolio, the Investment Manager considers both (a) the financial sustainability of the company as a business—a company whose financial productivity is likely to be supported or enhanced in the future as a result of the move toward a more sustainable world (such as by considering the nature of the products and/or services that the company provides, from the perspective of environmental and social factors that impact financial productivity)—and (b) how the company counters potential risks arising as a result of environmental and social concerns that may be material to the particular companies or the industries or sectors in which they operate (collectively, “Sustainable Companies”). The Investment Manager uses its proprietary sustainability analysis methodology to assess each company considered for investment, to the extent relevant to the company or its industry or sector, against the specific sustainability factors listed below (and other factors that may be considered relevant to the company or its industry), divided into the three categories of Human Capital, Natural Capital and Corporate Governance.

Human Capital: the extent to which the company

• follows best practices in managing its workforce in a responsible manner, such as health and safety considerations and diversity and inclusion policies;

• acts responsibly in terms of the impact its business operations, products and services have on the broader community;

• aims to ensure its suppliers act responsibly; and

• endeavors to treat its customers fairly and responsibly, for example by having appropriate product safety and data privacy and security standards.

Natural Capital: the extent to which the company, and its supply chains,

• are reliant on using resources which generate significant environmental impact; and

• actively seek to reduce the impact they have on the environment.

Corporate Governance: the extent to which the company’s board composition and policies, executive management composition and compensation, and the exercise of shareholder rights and voting powers are in line with current best practices.

Companies considered by the Investment Manager to be significantly involved in the manufacture of products or the provision of services that are broadly recognized as unsustainable by society (e.g., the production of tobacco, the generation, extraction and/or refining of certain fossil fuels or the production of unconventional weapons) generally will not fall within the investable universe for the Portfolio. However, it is possible that the Investment Manager may determine, after a combined consideration of its assessment of such a company’s financial productivity potential as described above and the results of the Investment Manager’s sustainability analysis methodology, that such a company is an appropriate investment for the Portfolio. The Portfolio may, however, invest in companies that provide equipment and services to the energy and mining sectors.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of US Sustainable Companies. The Portfolio may invest up to 20% of its assets in securities of non-US companies, including those in emerging markets.

Although the Portfolio is classified as “diversified” under the Investment Company Act of 1940, as amended, it may invest in a smaller number of issuers than other, more diversified, investment portfolios.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the US and global investment markets.

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Focused Investing Risk: The Portfolio’s net asset value may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

Large Cap Companies Risk: Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Small and Mid Cap Companies Risk: Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Non-US Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless.

Emerging Market Risk: Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of sanctions or exchange controls (including repatriation restrictions). The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Foreign Currency Risk: Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, the Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure.

Sustainable Investing Risk: The Portfolio’s performance is dependent upon, among other things, the success of its investment strategy as implemented by the Investment Manager (i.e., the performance of the investments purchased pursuant to the investment strategy). The Portfolio’s investment strategy focuses on investing in companies that satisfy the criteria for being considered a Sustainable Company (as described above), which may cause the Investment Manager to forgo investments for the Portfolio that the Investment Manager otherwise believes may be attractive but that are not considered to be Sustainable Companies.

Sector Risk: Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular market sector, such as information technology companies, and the Portfolio would be expected to be affected by developments in that sector. Information technology companies generally operate in intensely competitive markets on a worldwide basis. Also, because technological development in many areas increases at a rapid rate, these companies often produce products with very short life cycles and face the risk of product obsolescence.

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Performance Bar Chart and Table
Year-by-Year Total Returns for Institutional Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard US Sustainable Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Calendar Years ended December 31

Best Quarter:
2023, Q4	12.73%

Worst Quarter:
2022, Q2	-14.00%

Average Annual Total Returns
(for the periods ended December 31, 2024)

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

	Inception Date	1 Year	Life of Portfolio
Institutional Shares:	6/30/2020
Returns Before Taxes		8.23%	11.40%
Returns After Taxes on Distributions		6.92%	10.70%
Returns After Taxes on Distributions and Sale of Portfolio Shares		5.81%	8.99%
Open Shares (Returns Before Taxes)	6/30/2020	7.96%	11.10%
R6 Shares (Returns Before Taxes)	6/30/2020	8.23%	11.40%
S&P 500 Index		25.02%	17.02%

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

Andrew D. Lacey, portfolio manager/analyst on various of the Investment Manager’s US Equity and Global Equity teams, has been with the Portfolio since June 2020. Effective October 1, 2025, Mr. Lacey will no longer serve as a portfolio manager of the Portfolio.

H. Ross Seiden, portfolio manager/analyst on various of the Investment Manager’s US Equity teams, has been with the Portfolio since June 2020.

Martin Flood, portfolio manager/analyst on various of the Investment Manager’s US Equity and Global Equity teams, has been with the Portfolio since June 2020.

Jessica Kittay, a portfolio manager/analyst on various of the Investment Manager’s US Equity and Global Equity teams, has been with the Portfolio since June 2020.

Shanu Mathew, portfolio manager/analyst on the Investment Manager’s US Sustainable Equity team, has been with the Portfolio since May 2023.

Janice Davies, portfolio manager/analyst on various of the Investment Manager’s US Equity teams, has been with the Portfolio since January 2025.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 137.

Lazard Funds Summary Section

Lazard US Systematic Small Cap Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.70%	.70%	.70%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.45%	3.13%	3.42%
Acquired Fund Fees and Expenses	.14%	.14%	.14%
Total Annual Portfolio Operating Expenses	1.29%	4.22%	4.26%
Fee Waiver and/or Expense Reimbursement[1]	.25%	2.93%	3.27%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.04%	1.29%	.99%

1 Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed .90%, 1.15% and .85% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

2 Excluding Acquired Fund Fees and Expenses, the Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement are 90%, 1.15% and .85% of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$ 106	$ 384	$ 684	$ 1,535
Open Shares	$ 131	$ 909	$ 1,707	$ 3,794
R6 Shares	$ 101	$ 939	$ 1,795	$ 4,010

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 111% of the average value of its portfolio.

Principal Investment Strategies

The Investment Manager seeks to achieve the investment objective through investing in an actively managed, diversified, long-only portfolio comprised primarily of equity securities, principally common stocks, of small capitalization US companies. The Investment Manager considers “small cap companies” to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000 Index (ranging from approximately $5.2 million to $15.0 billion as of March 31, 2025). The Portfolio typically invests in 200 to 500 companies.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap US companies. Equity securities also may include depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts and European Depositary Receipts. The Portfolio may invest up to 20% of its assets in other securities which need not be equity securities of small cap US companies, including investments in larger US companies and in non-US companies, including securities of emerging markets companies traded on a US exchange.

The Investment Manager actively manages the Portfolio using its proprietary investment strategy that creates and applies fundamental and quantitative techniques into a fully systematic process, which is designed to convert subjective criteria into various quantitative formulas to make investment decisions based upon fundamental market data. The Investment Manager terms this its “Automated Fundamental Analyst” investment framework, which involves steps including the following:

• identification of a fundamental opportunity, a recurring market inefficiency where the Investment Manager believes that investors are not fully incorporating the impact of a company’s changing operating fundamentals and/or attractive valuations;

• converting this market observation into quantified conditions utilizing proprietary process, knowledge and techniques;

• attempting to validate the observation through extensive proprietary testing that includes historical data, minimum targeted return objectives and persistence hurdles;

• through the operation of each Automated Fundamental Analyst, a number of securities are identified; and

• the securities selection process is implemented systematically into automated daily operations.

The Investment Manager selects investments for the Portfolio by applying the foregoing securities selection process to an investable universe of all publicly-traded equity securities, with a focus on small cap companies. However, Automated Fundamental Analysts, which may change over time, may be applied to the broad market or specific to a particular sector or industry. In addition, the selection process described above is not sequential, and certain criteria may be given more importance than others. Target position sizes are determined at the time of investment based on the input of one or more Automated Fundamental Analysts and subsequently monitored on an ongoing basis. To improve tax efficiency, the Portfolio may limit investments that have undesirable tax characteristics and may employ other tax-management techniques, such as adjusting the timing of trades, by relying in part on fundamental research and analytical judgements of the Investment Manager.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the US and global investment markets.

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Small Cap Companies Risk: Small cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Quantitative Model Risk: The success of the Portfolio’s investment strategy depends largely upon the effectiveness of the Investment Manager’s quantitative model. A quantitative model, such as the risk and other models used by the Investment Manager requires adherence to a systematic, disciplined process. The Investment Manager’s ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors including incorrect or outdated market and other data inputs. Factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. In addition, factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value.

Depositary Receipts Risk: ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-US companies, because their values depend on the performance of the underlying non-US securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-US dollar-denominated non-US securities, because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-US dollar security is denominated.

Non-US Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. In addition, investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Sector Risk: Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular market sector, such as information technology companies, and the Portfolio would be expected to be affected by developments in that sector. Information technology companies generally operate in intensely competitive markets on a worldwide basis. Also, because technological development in many areas increases at a rapid rate, these companies often produce products with very short life cycles and face the risk of product obsolescence.

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

High Portfolio Turnover Risk: The Portfolio’s investment strategy may involve high portfolio turnover (such as 100% or more). A portfolio turnover rate of 100%, for example, is equivalent to the Portfolio buying and selling all of its securities once during the course of the year. A high portfolio turnover rate could result in high transaction costs and an increase in taxable capital gains distributions to the Portfolio’s shareholders, which will reduce returns to shareholders.

Performance Bar Chart and Table
Year-by-Year Total Returns for Institutional Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard US Systematic Small Cap Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of the market sectors and/or types of investments in which the Portfolio invests. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Calendar Years ended December 31

Best Quarter:
2023, Q4	11.79%

Worst Quarter:
2022, Q2	-13.86%

Average Annual Total Returns
(for the periods ended December 31, 2024)

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

	Inception Date	1 Year	Life of Portfolio
Institutional Shares:	10/29/2021
Returns Before Taxes		12.92%	4.90%
Returns After Taxes on Distributions		12.08%	12.70%
Returns After Taxes on Distributions and Sale of Portfolio Shares		8.19%	10.17%
Open Shares (Returns Before Taxes)	10/29/2021	12.50%	4.63%
R6 Shares (Returns Before Taxes)	2/22/2023	12.88%	13.19%
Russell 3000 Index		23.81%	8.35%
(reflects no deduction for fees, expenses or taxes)			(Institutional and Open)
			23.76%
			(R6)

Russell 2000 Index		11.54%	0.52%
(reflects no deduction for fees, expenses or taxes)			(Institutional and Open)
			10.83%
			(R6)

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

Oren Shiran, portfolio manager/analyst on the Investment Manager’s Baylight team, has been with the Portfolio since October 2021.

Stefan T. Tang, portfolio manager/analyst on the Investment Manager’s Baylight team, has been with the Portfolio since October 2021.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 137.

Lazard Funds Additional Information about the Portfolios

Purchase and Sale of Portfolio Shares

The initial investment minimums are:

Institutional Shares*†	$10,000
Open Shares*	$2,500
R6 Shares†	$1,000,000

* Unless the investor is a client of a securities dealer or other institution which has made an aggregate minimum initial purchase for its clients of at least $10,000 for Institutional Shares or $2,500 for Open Shares.

† There is no minimum investment amount for Board members and other individuals considered to be affiliates of the Fund or the Investment Manager and their family members, discretionary accounts with the Investment Manager, affiliated and non-affiliated registered investment companies and, for R6 Shares only, certain types of employee benefit plans.

The subsequent investment minimum is $50 for Institutional Shares and Open Shares. There is no subsequent investment minimum for R6 Shares.

Open Shares investors investing directly with a Portfolio who meet the Institutional Shares minimum may request that their Open Shares be converted to Institutional Shares. Investors investing through a securities dealer or other institution should consult that firm regarding share class availability and applicable minimums.

Portfolio shares are redeemable through the Fund’s transfer agent, SS&C GIDS, on any business day by telephone, mail or overnight delivery. Clients of financial intermediaries may be subject to the intermediaries’ procedures.

Tax Information

All dividends and short-term capital gains distributions are generally taxable to you as ordinary income, and long-term capital gains are generally taxable as such, whether you receive the distribution in cash or reinvest it in additional shares.

Financial Intermediary Compensation (Open and Institutional Shares only)
Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and/or the Investment Manager and its affiliates may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Lazard Funds Investment Strategies and Investment Risks

Overview

The Lazard Funds, Inc. (the “Fund”) consists of twenty-three separate Portfolios. Each Portfolio has its own investment objective, strategies, and risk/return and expense profile. There is no guarantee that any Portfolio will achieve its investment objective. Because you could lose money by investing in a Portfolio, be sure to read all risk disclosures carefully before investing.

Each Portfolio other than Lazard International Quality Growth Portfolio, Lazard Enhanced Opportunities Portfolio and Lazard Opportunistic Strategies Portfolio has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide its shareholders with at least 60 days’ prior notice of any change with respect to this policy.

The investment objective for Lazard Enhanced Opportunities Portfolio is capital appreciation. The investment objective for Lazard Equity Franchise Portfolio is total return consisting of appreciation and income. The investment objective for Lazard US High Yield Portfolio is maximum total return from a combination of capital appreciation and current income. The investment objective for Lazard US Short Duration Fixed Income Portfolio is total return and preservation of capital. The investment objective for Lazard Global Listed Infrastructure Portfolio is total return. The investment objective for each of the other Portfolios is long-term capital appreciation. For Lazard US Sustainable Equity Portfolio, Lazard US Systematic Small Cap Equity Portfolio, Lazard International Equity Advantage Portfolio, Lazard International Quality Growth Portfolio, Lazard Equity Franchise Portfolio, Lazard Emerging Markets Equity Advantage Portfolio, Lazard US Convertibles Portfolio, Lazard Real Assets Portfolio and Lazard Enhanced Opportunities Portfolio, each Portfolio’s investment objective(s) may be changed without the approval of the Portfolio’s shareholders upon 60 days’ notice to shareholders; for the other Portfolios, each Portfolio’s investment objective(s) may only be changed with the approval of the Portfolio’s shareholders.

Information on the recent strategies and holdings of each Portfolio that has commenced operations can be found in the current annual/semi-annual report (see back cover).

Investment Strategies

Lazard Developing Markets Equity Portfolio

The Portfolio invests primarily in equity securities, including common stocks, preferred stocks and convertible securities, of non-US companies whose principal activities are located in emerging market countries (also known as “developing markets”). The allocation of the Portfolio’s assets among emerging market countries may shift from time to time based on Lazard Asset Management LLC’s (the “Investment Manager”) judgment and its analysis of market conditions.

Emerging market countries include all countries represented by the MSCI Emerging Markets Index, which currently includes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The Investment Manager employs a relative growth investment philosophy that is based on value creation through the process of bottom-up stock selection. The Investment Manager’s approach consists of an analytical framework, accounting validation, fundamental analysis and portfolio construction parameters. The Investment Manager’s selection process focuses on growth and considers the sustainability of growth and the trade off between valuation and growth. Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular market sector and/or a particular country.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. In addition to common stocks, such equity securities also may include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).

The Portfolio may invest in exchange-traded funds (“ETFs”), generally those that pursue a passive index-based strategy.

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Portfolio’s investments against a decline in the value of Portfolio investments that could occur following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

Although the Portfolio is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), it may invest in a smaller number of issuers than other, more diversified, investment portfolios.

A certain portion of the Portfolio’s assets may be held as reserves, typically invested in repurchase agreements or shares of a money market mutual fund. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into the Portfolio. In addition, when the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

The Investment Manager incorporates environmental, social and governance (“ESG”) considerations into its security selection and portfolio construction processes by consistently assessing the impact that financially material ESG considerations may have on the long-term financial performance (including growth and financial productivity) of an issuer. Such considerations could include considerations relating to product/service, natural capital (e.g., resource management, resource intensity), human capital (e.g., employee, community, supply chain, consumer) and governance. The Portfolio may invest in businesses that have poor ESG characteristics if the Investment Manager is aware of those deficiencies and has considered them when constructing the Portfolio. ESG factors are considered alongside non-ESG factors and are generally no more significant than other factors in the selection process, such that ESG may not be determinative in deciding to include or exclude any particular investment in the Portfolio.

Lazard Emerging Markets Core Equity Portfolio

In managing the Portfolio, the Investment Manager utilizes a flexible, core investment approach and engages in bottom-up, fundamental security analysis and selection. The Portfolio may invest in securities across the capitalization spectrum, although it typically invests in securities of companies with a market capitalization of $300 million or more. Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular market sector and/or a particular country.

The allocation of the Portfolio’s assets among countries and regions may vary from time to time based on the Investment Manager’s judgment and its analysis of market conditions. Emerging market countries include all countries not represented by the MSCI World Index. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies that are economically tied to emerging market countries. In addition to common stocks, such equity securities also may include ADRs, GDRs and EDRs.

The Portfolio considers a company to be “economically tied to emerging markets countries” if: (i) the company is organized under the laws of or is domiciled in an emerging markets country or maintains its principal place of business in an emerging markets country; (ii) the securities of such company are traded principally in emerging markets countries; or (iii) during the most recent fiscal year of the company, the company derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in emerging markets countries or that has at least 50% of its assets in emerging markets countries.

The Investment Manager uses a proprietary system for fundamental securities analysis, including models generated at the security level, and seeks to identify investment opportunities at any phase of a company’s development. The Investment Manager evaluates potential investments with a screening process that focuses on change and may consider factors including market validation, quality, revisions and valuations. The Investment Manager may sell a security from the Portfolio when the target price is achieved, risk analysis is unfavorable, fundamental investment drivers deteriorate or the investment thesis is invalidated, or there is a negative change in corporate strategy or corporate governance.

The Portfolio may invest in ETFs, generally those that pursue a passive index-based strategy.

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Portfolio’s investments against a decline in the value of Portfolio investments that could occur following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

A certain portion of the Portfolio’s assets may be held as reserves, typically invested in repurchase agreements or shares of a money market mutual fund. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into the Portfolio. In addition, when the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

The Investment Manager incorporates ESG considerations into its security selection and portfolio construction processes by consistently assessing the impact that financially material ESG considerations may have on the long-term financial performance (including growth and financial productivity) of an issuer. Such considerations could include considerations relating to product/service, natural capital (e.g., resource management, resource intensity), human capital (e.g., employee, community, supply chain, consumer) and governance. The Portfolio may invest in businesses that have poor ESG characteristics if the Investment Manager is aware of those deficiencies and has considered them when constructing the Portfolio. ESG factors are considered alongside non-ESG factors and are generally no more significant than other factors in the selection process, such that ESG may not be determinative in deciding to include or exclude any particular investment in the Portfolio.

Lazard Emerging Markets Equity Portfolio

The Portfolio invests primarily in equity securities, including common stocks, preferred stocks and convertible securities, of non-US companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The allocation of the Portfolio’s assets among emerging market countries may shift from time to time based on the Investment Manager’s judgment and its analysis of market conditions. The Portfolio may invest in securities of companies across the capitalization spectrum, and the market capitalizations of companies in which the Portfolio invests may vary with market conditions.

Emerging market countries include all countries represented by the MSCI Emerging Markets Index, which currently includes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. In addition to common stocks, such equity securities also may include ADRs, GDRs and EDRs. In addition, implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular market sector.

The Portfolio may invest in ETFs, generally those that pursue a passive index-based strategy.

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Portfolio’s investments against a decline in the value of Portfolio investments that could occur following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

A certain portion of the Portfolio’s assets may be held as reserves, typically invested in repurchase agreements or shares of a money market mutual fund. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into the Portfolio. In addition, when the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

The Investment Manager incorporates ESG considerations into its security selection and portfolio construction processes by consistently assessing the impact that financially material ESG considerations may have on the long-term financial performance (including growth and financial productivity) of an issuer. Such considerations could include considerations relating to product/service, natural capital (e.g., resource management, resource intensity), human capital (e.g., employee, community, supply chain, consumer) and governance. The Portfolio may invest in businesses that have poor ESG characteristics if the Investment Manager is aware of those deficiencies and has considered them when constructing the Portfolio. ESG factors are considered alongside non-ESG factors and are generally no more significant than other factors in the selection process, such that ESG may not be determinative in deciding to include or exclude any particular investment in the Portfolio.

Lazard Emerging Markets Equity Advantage Portfolio

The Portfolio invests primarily in equity securities, including common stocks, preferred stocks and convertible securities, of emerging markets companies. In managing the Portfolio, the Investment Manager utilizes a quantitatively driven, bottom up stock selection process. The Portfolio management team selects stocks for the Portfolio from a broad investment universe of emerging market stocks and depositary receipts, including ADRs, GDRs and EDRs, REITs, warrants and rights. The active, quantitative approach utilized by the Portfolio management team involves initial screening, risk assessment and evaluation of each company relative to its global peers. The Investment Manager uses an objective, systematic investment process that blends both risk and stock ranking assessments designed to capture attractive risk-to-return characteristics. In addition to a multidimensional assessment of risk, each company is evaluated daily according to four independent measures: growth, value, sentiment and quality. The Portfolio may invest across the capitalization spectrum.

Under normal circumstances, the Portfolio invest at least 80% of its assets in equity securities of companies that are economically tied to emerging market countries. The allocation of the Portfolio’s assets among countries and regions will vary from time to time based on the Investment Manager’s judgment and its analysis of market conditions. Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular country.

The Portfolio considers a company to be “economically tied to emerging markets countries” if: (i) the company is organized under the laws of or domiciled in an emerging markets country or maintains its principal place of business in an emerging markets country; (ii) the securities of such company are traded principally in emerging markets countries; or (iii) during the most recent fiscal year of the company, the company derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in emerging markets countries or that has at least 50% of its assets in emerging markets countries. The Portfolio considers emerging markets countries to be all countries: (i) included in the MSCI Emerging Markets Index; or (ii) not included in the MSCI World Index.

The Portfolio may invest in ETFs, generally those that pursue a passive index-based strategy.

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Portfolio’s investments against a decline in the value of Portfolio investments that could occur following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

A certain portion of the Portfolio’s assets may be held as reserves, typically invested in repurchase agreements or shares of a money market mutual fund. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into the Portfolio. In addition, when the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

The Investment Manager incorporates ESG considerations into its security selection and portfolio construction processes by consistently assessing the impact that financially material ESG considerations may have on the long-term financial performance (including growth and financial productivity) of an issuer. Such considerations could include considerations relating to product/service, natural capital (e.g., resource management, resource intensity), human capital (e.g., employee, community, supply chain, consumer) and governance. The Portfolio may invest in businesses that have poor ESG characteristics if the Investment Manager is aware of those deficiencies and has considered them when constructing the Portfolio. ESG factors are considered alongside non-ESG factors and are generally no more significant than other factors in the selection process, such that ESG may not be determinative in deciding to include or exclude any particular investment in the Portfolio.

Lazard Enhanced Opportunities Portfolio

The Portfolio seeks to achieve its investment objective over a full market cycle through a hedged strategy investing primarily in convertible fixed income and preferred securities (including those rated below investment grade (“junk”)). The strategy utilizes a relative value approach, focusing on convertible securities that are considered to have low volatility. It is expected that the Portfolio will invest primarily in small and mid cap companies, but may invest in companies across the capitalization spectrum. The Portfolio also will utilize selective strategy level and position level hedges, primarily through short selling and derivatives, seeking to minimize macro risk (equity and credit) and interest rate risk. The Portfolio may invest in convertible debt and preferred securities of any maturity and any quality. Convertible securities held in the Portfolio generally are expected to have maturities between three and seven years at the time of investment, or between five and seven years if invested at issuance. Preferred securities generally are of perpetual maturities, callable at various points determined by the issuer. The Portfolio management team utilizes bottom up fundamental credit, equity and quantitative analysis in conjunction with top down macroeconomic analysis to identify individual securities believed to offer compelling value versus comparable risk return.

The Portfolio will generally have short positions through selling securities “short” and through investments in derivative instruments, principally swap agreements on individual securities, and may use short positions to seek to increase returns or to reduce risk. A short sale involves the sale of a security that the Portfolio does not own in the expectation of purchasing the same security (or a security exchangeable therefor) at a later date and at a lower price and profiting from the price decline. Similarly, when taking short positions with respect to securities through investments in derivative instruments, the Investment Manager is expecting the value of such securities to fall during the period of the Portfolio’s investment exposure.

The Portfolio’s net exposure to long and short positions may be net short, meaning that the exposure to short positions is greater than the exposure to long positions. In taking a short position in securities through total return swap agreements (which generally entitle the Portfolio to the economic equivalent of gains or losses and dividends on the subject securities during the period of the swap agreements), the Portfolio will incur transaction costs similar to interest or financing charges that will reduce any gains or increase any losses. Short sales of securities also may involve additional transaction-related costs such as those in connection with borrowing the securities sold short.

Although the Portfolio’s investment focus is US companies, the Portfolio also may invest in non-US companies (including those in emerging markets), including depositary receipts and shares. The Portfolio also may invest in cash and cash equivalents. At certain times, based on the currently existing market environment, the Investment Manager may not believe it is able to find sufficient opportunities to invest in convertible fixed income and preferred securities and/or take short positions and may determine to tactically shift the Portfolio to invest substantially in money market instruments, such as short-term US Treasury securities and certificates of deposit.

In addition, the Portfolio may, but is not required to (1) enter into futures and forward currency contracts and equity, interest rate, credit default and currency swap agreements; and (2) write put and call options on securities (including shares of ETFs), indexes and currencies, in each case for hedging purposes or to seek to increase returns.

It is expected that the Portfolio will buy and sell securities, and take short positions in securities, frequently in connection with implementing its investment strategy.

The Portfolio may invest in ETFs, generally those that pursue a passive index-based strategy.

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Portfolio’s investments against a decline in the value of Portfolio investments that could occur following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

The Portfolio is classified as “non-diversified” under the 1940 Act, which means that it may invest a relatively high percentage of its assets in a limited number of issuers, when compared to a diversified fund.

A certain portion of the Portfolio’s assets may be held as reserves, typically invested in repurchase agreements or shares of a money market mutual fund. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into the Portfolio. In addition, when the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

The Investment Manager incorporates ESG considerations into its security selection and portfolio construction processes by consistently assessing the impact that financially material ESG considerations may have on the long-term financial performance (including growth and financial productivity) of an issuer. Such considerations could include considerations relating to product/service, natural capital (e.g., resource management, resource intensity), human capital (e.g., employee, community, supply chain, consumer) and governance. The Portfolio may invest in businesses that have poor ESG characteristics if the Investment Manager is aware of those deficiencies and has considered them when constructing the Portfolio. ESG factors are considered alongside non-ESG factors and are generally no more significant than other factors in the selection process, such that ESG may not be determinative in deciding to include or exclude any particular investment in the Portfolio.

Lazard Equity Franchise Portfolio

The Portfolio invests primarily in equity securities, including common stocks, preferred stocks and convertible securities, of US and non-US companies, including those in emerging markets. The Portfolio normally invests in equity securities listed on a national or other recognized securities exchange of companies that the Investment Manager considers to have an “economic franchise,” meaning companies that have historically shown an ability to generate unleveraged returns, at or above their cost of capital, for long periods of time. The Investment Manager considers that strong business franchises are often able to accomplish this performance and status because of competitive advantages such as an established or recognized brand, proprietary intellectual property or other intangible assets or industry economics such as relatively high customer switching costs. These companies may have such a strong association with a product or service that their names and their industries are intertwined in the minds of the public. Such companies may not, however, necessarily be in the business of selling “franchises”—an authorization granted by the company to an individual or group enabling it to carry out specified commercial activities, e.g., acting as an agent for delivering a company’s products or services. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. The Portfolio may invest in the equity securities of any size company and also may invest in IPOs.

The Investment Manager may seek to hedge some or all foreign currency exposure in the Portfolio against movements relative to the US dollar by entering into foreign currency forward contracts, but the Investment Manager may determine not to hedge some or all of the Portfolio’s foreign currency exposure from time-to-time or at any time.

The Portfolio may invest in ETFs, generally those that pursue a passive index-based strategy. The Portfolio also may invest in exchange-traded notes (“ETNs”)

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Portfolio’s investments against a decline in the value of Portfolio investments that could occur following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

The Portfolio is classified as “non-diversified” under the 1940 Act, which means that it may invest a relatively high percentage of its assets in a limited number of issuers, when compared to a diversified fund.

A certain portion of the Portfolio’s assets may be held as reserves, typically invested in repurchase agreements or shares of a money market mutual fund. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into the Portfolio. In addition, when the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

The Investment Manager incorporates ESG considerations into its security selection and portfolio construction processes by consistently assessing the impact that financially material ESG considerations may have on the long-term financial performance (including growth and financial productivity) of an issuer. Such considerations could include considerations relating to product/service, natural capital (e.g., resource management, resource intensity), human capital (e.g., employee, community, supply chain, consumer) and governance. The Portfolio may invest in businesses that have poor ESG characteristics if the Investment Manager is aware of those deficiencies and has considered them when constructing the Portfolio. ESG factors are considered alongside non-ESG factors and are generally no more significant than other factors in the selection process, such that ESG may not be determinative in deciding to include or exclude any particular investment in the Portfolio.

Lazard Global Equity Select Portfolio

The Portfolio invests primarily in equity securities, principally common stocks, of companies in developed and emerging markets. The Investment Manager, through its bottom-up, fundamental research process, invests in companies it believes have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values. In managing the Portfolio, the Investment Manager utilizes a flexible investment approach and engages in bottom-up, fundamental security analysis and selection. The Portfolio may invest in securities across the capitalization spectrum.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. In addition to common stocks, such equity securities also may include ADRs, GDRs and EDRs. In addition, under normal market conditions, the Portfolio invests significantly (at least 40%—unless market conditions are not deemed favorable by the Investment Manager, in which case the Portfolio would invest at least 30%) in non-US companies. The Investment Manager will allocate the Portfolio’s assets among various regions and countries, including the United States (but in no less than three different countries). The Portfolio’s investments in non-US companies may include companies whose principal business activities are located in emerging market countries.

The Portfolio considers a company to be a non-US company if: (i) the company is organized under the laws of or is domiciled in a country other than the US or maintains its principal place of business in a country other than the US; (ii) the securities of such company are traded principally on a non-US market; or (iii) during the most recent fiscal year of the company, the company derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in countries other than the US or that has at least 50% of its assets in countries other than the US.

The Portfolio may invest in ETFs, generally those that pursue a passive index-based strategy.

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Portfolio’s investments against a decline in the value of Portfolio investments that could occur following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

Although the Portfolio is classified as “diversified” under the 1940 Act, it may invest in a smaller number of issuers than other, more diversified investment portfolios.

A certain portion of the Portfolio’s assets may be held as reserves, typically invested in repurchase agreements or shares of a money market mutual fund. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into the Portfolio. In addition, when the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

The Investment Manager incorporates ESG considerations into its security selection and portfolio construction processes by consistently assessing the impact that financially material ESG considerations may have on the long-term financial performance (including growth and financial productivity) of an issuer. Such considerations could include considerations relating to product/service, natural capital (e.g., resource management, resource intensity), human capital (e.g., employee, community, supply chain, consumer) and governance. The Portfolio may invest in businesses that have poor ESG characteristics if the Investment Manager is aware of those deficiencies and has considered them when constructing the Portfolio. ESG factors are considered alongside non-ESG factors and are generally no more significant than other factors in the selection process, such that ESG may not be determinative in deciding to include or exclude any particular investment in the Portfolio.

Lazard Global Listed Infrastructure Portfolio

The Portfolio invests primarily in equity securities, including common stocks, preferred stocks and convertible securities, of infrastructure companies and concentrates its investments in industries represented by infrastructure companies.

Infrastructure companies typically derive at least 50% of their revenues from, or have at least 50% of their assets committed to, the generation, production, transmission, sale or distribution of energy or natural resources used to produce energy; distribution, purification and treatment of water; provision of communications services and media; management, ownership and/or operation of infrastructure assets or construction, development or financing of infrastructure assets, such as pipelines, toll roads, airports, railroads or ports. Infrastructure companies also include energy-related companies organized as master limited partnerships (“MLPs”) and their affiliates, and the Portfolio may invest up to 25% of its net assets in these energy-related MLPs and their affiliates. The Investment Manager focuses on companies with a minimum market capitalization of $250 million that own physical infrastructure and which the Investment Manager believes are undervalued.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of infrastructure companies, which consist of utilities, pipelines, toll roads, airports, railroads, ports, telecommunications and other infrastructure companies, with securities listed on a national or other recognized securities exchange.

Under normal market conditions, the Portfolio invests significantly (at least 40%—unless market conditions are not deemed favorable by the Investment Manager, in which case the Portfolio would invest at least 30%) in infrastructure companies organized or located outside the US or doing a substantial amount of business outside the US. The Investment Manager allocates the Portfolio’s assets among various regions and countries, including the United States (but in no less than three different countries). The Portfolio may invest in equity securities of companies with some business activities located in emerging market countries.

The Portfolio seeks to focus its investments in a subset of infrastructure securities that are considered “preferred infrastructure” securities by the Investment Manager. Generally, the Investment Manager considers securities that are more likely to exhibit certain desirable characteristics, such as longevity of the issuer, lower risk of capital loss and revenues linked to inflation, to be “preferred infrastructure” securities.

The Portfolio considers a company or issuer that derives at least 50% of its revenue from business outside the US or has at least 50% of its assets outside the US as doing a substantial amount of business outside the US. The allocation of the Portfolio’s assets among geographic sectors may shift from time to time based on the Investment Manager’s judgment and its analysis of market conditions.

The Investment Manager generally seeks to substantially hedge foreign currency exposure in the Portfolio against movements relative to the US dollar by entering into foreign currency forward contracts, although the Portfolio’s total foreign currency exposure may not be fully hedged at all times.

The Portfolio may invest in ETFs, generally those that pursue a passive index-based strategy.

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Portfolio’s investments against a decline in the value of Portfolio investments that could occur following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

Although the Portfolio is classified as “diversified” under the 1940 Act, it may invest in a smaller number of issuers than other, more diversified, investment portfolios.

A certain portion of the Portfolio’s assets may be held as reserves, typically invested in repurchase agreements or shares of a money market mutual fund. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into the Portfolio. In addition, when the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

The Investment Manager incorporates ESG considerations into its security selection and portfolio construction processes by consistently assessing the impact that financially material ESG considerations may have on the long-term financial performance (including growth and financial productivity) of an issuer. Such considerations could include considerations relating to product/service, natural capital (e.g., resource management, resource intensity), human capital (e.g., employee, community, supply chain, consumer) and governance. The Portfolio may invest in businesses that have poor ESG characteristics if the Investment Manager is aware of those deficiencies and has considered them when constructing the Portfolio. ESG factors are considered alongside non-ESG factors and are generally no more significant than other factors in the selection process, such that ESG may not be determinative in deciding to include or exclude any particular investment in the Portfolio.

Lazard International Equity Portfolio

The Portfolio invests primarily in equity securities, including common stocks, preferred stocks and convertible securities, of relatively large non-US companies with market capitalizations in the range of companies included in the MSCI EAFE Index (ranging from approximately $3.6 billion to $324.3 billion as of March 31, 2025) that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The allocation of the Portfolio’s assets among geographic sectors, and between developed and emerging market countries, may shift from time to time based on the Investment Manager’s judgment and its analysis of market conditions.

In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries and may invest up to 15% of the Portfolio’s assets in securities of companies whose principal business activities are located in emerging market countries. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. In addition to common stocks, such equity securities also may include ADRs, GDRs and EDRs.

The Portfolio may invest in ETFs, generally those that pursue a passive index-based strategy.

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Portfolio’s investments against a decline in the value of Portfolio investments that could occur following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

A certain portion of the Portfolio’s assets may be held as reserves, typically invested in repurchase agreements or shares of a money market mutual fund. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into the Portfolio. In addition, when the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

The Investment Manager incorporates ESG considerations into its security selection and portfolio construction processes by consistently assessing the impact that financially material ESG considerations may have on the long-term financial performance (including growth and financial productivity) of an issuer. Such considerations could include considerations relating to product/service, natural capital (e.g., resource management, resource intensity), human capital (e.g., employee, community, supply chain, consumer) and governance. The Portfolio may invest in businesses that have poor ESG characteristics if the Investment Manager is aware of those deficiencies and has considered them when constructing the Portfolio. ESG factors are considered alongside non-ESG factors and are generally no more significant than other factors in the selection process, such that ESG may not be determinative in deciding to include or exclude any particular investment in the Portfolio.

Lazard International Equity Advantage Portfolio

The Portfolio invests primarily in equity securities, including common stocks, preferred stocks and convertible securities, of US and non-US companies, including those in emerging markets. In managing the Portfolio, the Investment Manager utilizes a quantitatively driven, bottom up stock selection process. The Portfolio management team selects stocks for the Portfolio from a broad investment universe of non-US stocks and depositary receipts, including ADRs, GDRs and EDRs, real estate investment trusts (“REITs”), warrants and rights. The active, quantitative approach utilized by the Portfolio management team involves initial screening, risk assessment and evaluation of each company relative to its global peers. The Portfolio will typically invest the majority of its assets in securities of non-US developed market companies, using an objective, systematic investment process that blends both risk and stock ranking assessments designed to capture attractive risk-to-return characteristics. In addition to a multidimensional assessment of risk, each company is evaluated daily according to four independent measures: growth, value, sentiment and quality. The Portfolio may invest across the capitalization spectrum.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. The allocation of the Portfolio’s assets among countries and regions will vary from time to time based on the Investment Manager’s judgment and its analysis of market conditions. Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular country.

The Portfolio may invest in ETFs, generally those that pursue a passive index-based strategy.

The Portfolio considers a company to be a non-US company if: (i) the company is organized under the laws of or domiciled in a country other than the US or maintains its principal place of business in a country other than the US; (ii) the securities of such company are traded principally on a non-US market; or (iii) during the most recent fiscal year of the company, the company derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in countries other than the US or the company has at least 50% of its assets in countries other than the US.

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Portfolio’s investments against a decline in the value of Portfolio investments that could occur following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

A certain portion of the Portfolio’s assets may be held as reserves, typically invested in repurchase agreements or shares of a money market mutual fund. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into the Portfolio. In addition, when the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

The Investment Manager incorporates ESG considerations into its security selection and portfolio construction processes by consistently assessing the impact that financially material ESG considerations may have on the long-term financial performance (including growth and financial productivity) of an issuer. Such considerations could include considerations relating to product/service, natural capital (e.g., resource management, resource intensity), human capital (e.g., employee, community, supply chain, consumer) and governance. The Portfolio may invest in businesses that have poor ESG characteristics if the Investment Manager is aware of those deficiencies and has considered them when constructing the Portfolio. ESG factors are considered alongside non-ESG factors and are generally no more significant than other factors in the selection process, such that ESG may not be determinative in deciding to include or exclude any particular investment in the Portfolio.

Lazard International Equity Select Portfolio

The Portfolio invests primarily in equity securities, common stocks, preferred stocks and convertible securities, of relatively large non-US companies with market capitalizations in the range of companies included in the MSCI All Country World Index ex-US (ranging from approximately $3.3 million to $1.7 trillion as of March 31, 2025) that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The allocation of the Portfolio’s assets among geographic sectors may shift from time to time based on the Investment Manager’s judgment and its analysis of market conditions.

In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries, although the Portfolio may invest in securities of companies whose principal business activities are located in emerging market countries in an amount up to the current emerging markets component of the MSCI All Country World Index ex-US plus 15%. The allocation of the Portfolio’s assets to emerging market countries may vary from time to time.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. In addition to common stocks, such equity securities also may include ADRs, GDRs and EDRs.

The Portfolio may invest in ETFs, generally those that pursue a passive index-based strategy.

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Portfolio’s investments against a decline in the value of Portfolio investments that could occur following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

Although the Portfolio is classified as “diversified” under the 1940 Act, it may invest in a smaller number of issuers than other, more diversified investment portfolios.

A certain portion of the Portfolio’s assets may be held as reserves, typically invested in repurchase agreements or shares of a money market mutual fund. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into the Portfolio. In addition, when the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

The Investment Manager incorporates ESG considerations into its security selection and portfolio construction processes by consistently assessing the impact that financially material ESG considerations may have on the long-term financial performance (including growth and financial productivity) of an issuer. Such considerations could include considerations relating to product/service, natural capital (e.g., resource management, resource intensity), human capital (e.g., employee, community, supply chain, consumer) and governance. The Portfolio may invest in businesses that have poor ESG characteristics if the Investment Manager is aware of those deficiencies and has considered them when constructing the Portfolio. ESG factors are considered alongside non-ESG factors and are generally no more significant than other factors in the selection process, such that ESG may not be determinative in deciding to include or exclude any particular investment in the Portfolio.

Lazard International Quality Growth Portfolio

The Portfolio invests primarily in equity securities of non-US companies, including those whose principal business activities are located in emerging market countries. The fund principally invests in common stocks, but its investments in equity securities also may include preferred stocks and convertible securities.

The Investment Manager seeks to realize the Portfolio’s investment objective primarily by investing in companies that the Investment Manager considers to be quality growth businesses. By “quality” the Investment Manager means businesses that it believes can generate, and sustain, high levels of financial productivity (i.e., return on equity, return on capital and cash flow return on investment). The Investment Manager considers, among other factors deemed appropriate and relevant to a particular company, whether the company has a competitive advantage in its industry and if the Investment Manager believes the company can sustain its competitive advantage. The Investment Manager also looks for “growth” businesses that it believes can grow profits and cash flows by investing back into their business at similarly high rates of financial productivity.

Equity securities also may include ADRs, GDRs and EDRs. The Portfolio may invest in securities of companies across the capitalization spectrum, but generally focuses on companies with a market capitalization of $3 billion or more.

The Portfolio considers a company to be a non-US company if: (i) the company is organized under the laws of or is domiciled in a country other than the US or maintains its principal place of business in a country other than the US; (ii) the securities of such company are traded principally on a non-US market; or (iii) during the most recent fiscal year of the company, the company derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in countries other than the US or that has at least 50% of its assets in countries other than the US. The allocation of the Portfolio’s assets among geographical sectors may shift from time to time based on the Investment Manager’s judgment and its analysis of market conditions.

The Portfolio may invest in ETFs, generally those that pursue a passive index-based strategy.

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Portfolio’s investments against a decline in the value of Portfolio investments that could occur following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

Although the Portfolio is classified as “diversified” under the 1940 Act, it may invest in a smaller number of issuers than other, more diversified investment portfolios.

A certain portion of the Portfolio’s assets may be held as reserves, typically invested in repurchase agreements or shares of a money market mutual fund. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into the Portfolio. In addition, when the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

The Investment Manager incorporates ESG considerations into its security selection and portfolio construction processes by consistently assessing the impact that financially material ESG considerations may have on the long-term financial performance (including growth and financial productivity) of an issuer. Such considerations could include considerations relating to product/service, natural capital (e.g., resource management, resource intensity), human capital (e.g., employee, community, supply chain, consumer) and governance. The Portfolio may invest in businesses that have poor ESG characteristics if the Investment Manager is aware of those deficiencies and has considered them when constructing the Portfolio. ESG factors are considered alongside non-ESG factors and are generally no more significant than other factors in the selection process, such that ESG may not be determinative in deciding to include or exclude any particular investment in the Portfolio.

Lazard International Small Cap Equity Portfolio

The Portfolio invests primarily in equity securities, principally common stocks, of relatively small, non-US companies. The Investment Manager, through its bottom-up, fundamental research process, invests in companies it believes have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers “small non-US companies” to be those non-US companies with market capitalizations, at the time of initial purchase by the Portfolio, within the range of companies included in the MSCI EAFE Small Cap Index (based on market capitalization of the Index as a whole, which ranged from approximately $125.4 million to $26.0 billion as of March 31, 2025). Because “small non-US companies” are defined in part by reference to an index, the market capitalization of companies in which the Portfolio invests may vary with market conditions. The Investment Manager is not required to sell a company’s securities from the Portfolio’s holdings when the capitalization of the company increases so that the company no longer meets the definition of a “small non-US company.”

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap companies. In addition to common stocks, such equity securities also may include ADRs, GDRs and EDRs. The Portfolio may invest up to 20% of its assets in equity securities of larger companies.

The allocation of the Portfolio’s assets among geographic sectors may shift from time to time based on the Investment Manager’s judgment and its analysis of market conditions.

The Portfolio may invest in ETFs, generally those that pursue a passive index-based strategy.

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Portfolio’s investments against a decline in the value of Portfolio investments that could occur following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

A certain portion of the Portfolio’s assets may be held as reserves, typically invested in repurchase agreements or shares of a money market mutual fund. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into the Portfolio. In addition, when the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

The Investment Manager incorporates ESG considerations into its security selection and portfolio construction processes by consistently assessing the impact that financially material ESG considerations may have on the long-term financial performance (including growth and financial productivity) of an issuer. Such considerations could include considerations relating to product/service, natural capital (e.g., resource management, resource intensity), human capital (e.g., employee, community, supply chain, consumer) and governance. The Portfolio may invest in businesses that have poor ESG characteristics if the Investment Manager is aware of those deficiencies and has considered them when constructing the Portfolio. ESG factors are considered alongside non-ESG factors and are generally no more significant than other factors in the selection process, such that ESG may not be determinative in deciding to include or exclude any particular investment in the Portfolio.

Lazard International Strategic Equity Portfolio

The Portfolio invests primarily in equity securities, including common stocks, preferred stocks and convertible securities, of non-US companies whose principal activities are located in countries represented by the MSCI EAFE Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Portfolio may invest in companies of any size, and the market capitalizations of companies in which the Portfolio invests may vary with market conditions. The Portfolio also may invest up to 15% of its assets in securities of companies whose principal business activities are located in emerging market countries, although the allocation of the Portfolio’s assets to emerging market countries may vary from time to time. The allocation of the Portfolio’s assets among geographic sectors may shift from time to time based on the Investment Manager’s judgment and its analysis of market conditions.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. In addition to common stocks, such equity securities also may include ADRs, GDRs and EDRs.

The countries represented by the MSCI EAFE Index currently include: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

The Portfolio may invest in ETFs, generally those that pursue a passive index-based strategy.

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Portfolio’s investments against a decline in the value of Portfolio investments that could occur following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

Although the Portfolio is classified as “diversified” under the 1940 Act, it may invest in a smaller number of issuers than other, more diversified investment portfolios.

A certain portion of the Portfolio’s assets may be held as reserves, typically invested in repurchase agreements or shares of a money market mutual fund. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into the Portfolio. In addition, when the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

The Investment Manager incorporates ESG considerations into its security selection and portfolio construction processes by consistently assessing the impact that financially material ESG considerations may have on the long-term financial performance (including growth and financial productivity) of an issuer. Such considerations could include considerations relating to product/service, natural capital (e.g., resource management, resource intensity), human capital (e.g., employee, community, supply chain, consumer) and governance. The Portfolio may invest in businesses that have poor ESG characteristics if the Investment Manager is aware of those deficiencies and has considered them when constructing the Portfolio. ESG factors are considered alongside non-ESG factors and are generally no more significant than other factors in the selection process, such that ESG may not be determinative in deciding to include or exclude any particular investment in the Portfolio.

Lazard Opportunistic Strategies Portfolio

The Portfolio utilizes an asset allocation strategy to invest in a global portfolio of uncorrelated assets that can include exposure, through underlying vehicles, to stocks, bonds, commodities and other investments. The Portfolio may invest in securities of companies with any market capitalization and fixed-income securities of any credit quality or maturity.

The Portfolio invests primarily in ETFs, generally those that pursue a passive index-based strategy, as well as actively managed closed-end management investment companies (“closed-end funds,” and, together with ETFs, “Underlying Funds”). ETFs in which the Portfolio may invest include both ETFs designed to correlate directly with an index and ETFs designed to correlate inversely with an index and may include actively-managed ETFs. The Portfolio, through Underlying Funds in which it invests, may invest in non-US companies (including those in emerging markets), and the Portfolio also may invest directly in equity and debt securities in addition to its investments in Underlying Funds. The Portfolio’s investment portfolio is concentrated in a relatively small number of holdings (generally 10 to 30). Investors can invest directly in Underlying Funds and do not need to invest in Underlying Funds through mutual funds or separately managed accounts. The Portfolio also may invest in exchange-traded products that hold portfolios of commodities futures and/or physical commodities (“Commodity ETPs”), generally those that pursue a passive index-based strategy, and ETNs.

The Portfolio may, but is not required to (1) enter into equity, total return and currency swap agreements; futures contracts and options on futures contracts (including with respect to index and commodities); and forward currency contracts; and (2) write put and covered call options on securities (including interests in ETFs and ETNs), indexes and currencies, for hedging purposes or to seek to increase returns, including as a substitute for purchasing an Underlying Fund.

The Portfolio may, but is not required to, effect short sales of securities. A short sale involves the sale of a security that the Portfolio does not own in the expectation of purchasing the same security (or a security exchangeable therefor) at a later date and at a lower price and profiting from the price decline. Similarly, when taking short positions with respect to securities through investments in derivative instruments, the Investment Manager is expecting the value of such securities to fall during the period of the Portfolio’s investment exposure. Securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Portfolio’s net assets. The Portfolio may not make a short-sale which results in the Portfolio having sold short in the aggregate more than 5% of the outstanding securities of any class of an issuer.

The Investment Manager believes that over the long term, and on a risk-adjusted basis, there is no one size fits all approach to asset allocation and that historical relationships coupled with market insights can help develop a global view to identify and anticipate certain secular and cyclical changes. The Investment Manager employs a multi-variable investment strategy incorporating both quantitative and qualitative factors to generate the Portfolio’s asset allocation decisions.

The Portfolio’s investments generally are categorized by the Investment Manager as falling within the following three categories: trending, diversifying assets and contrarian/opportunistic. The Investment Manager makes allocation changes in the Portfolio’s investments based on a forward looking assessment of capital markets using a risk/reward and probability methodology.

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Portfolio’s investments against a decline in the value of Portfolio investments that could occur following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

Although the Portfolio is classified as “diversified” under the 1940 Act, it may invest in a smaller number of issuers than other, more diversified, investment portfolios.

A certain portion of the Portfolio’s assets may be held as reserves, typically invested in repurchase agreements or shares of a money market mutual fund. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into the Portfolio. In addition, when the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

Lazard Real Assets Portfolio

Under normal market conditions, the Portfolio invests at least 80% of its assets in real assets investments, including instruments providing exposure to such investments (such as derivative instruments).

“Real assets” are considered by the Portfolio to be:

(i) assets that have physical properties, such as:

• natural resources, such as energy and materials (e.g., metals and mining, paper and forestry and chemicals)

• real estate, such as Real Estate Investments

• equipment and industrials, such as tools, hardware, machinery and other industrial components

• infrastructure, such as utilities, transport, communications, pipelines, seaports, airports and toll roads

• commodities, such as physical commodities with tangible properties such as gas, oil, metals, livestock or agricultural products; and

(ii) companies that typically derive at least 50% of their revenues or profits from, or have at least 50% of their assets committed to, real assets.

Allocation of the Portfolio’s assets by the Investment Manager among these real assets categories will vary, and over time exposures to new categories may be added or exposures to existing categories may be eliminated.

The Portfolio may invest in equity securities of US and non-US companies, including emerging markets companies, as well as in commodity-linked and other derivative instruments. The Portfolio also may invest in inflation-indexed fixed income securities (which may be of any credit quality or maturity). In addition, the Portfolio may invest in fixed income securities of any maturity or credit quality, typically government securities, in connection with the Portfolio’s derivatives exposures (i.e., a type of margin or collateral). The Portfolio also may invest up to 25% of its net assets in energy-related MLPs and their affiliates. The Portfolio may invest in companies of any market capitalization.

The Portfolio may gain exposure to the commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary, Lazard Real Assets Portfolio, Ltd., which invests mainly in commodity-linked derivative instruments (including, but not limited to, futures contracts, options, and total return swaps) and fixed income securities, typically government securities, in connection with the Subsidiary’s derivatives exposures (i.e., a type of margin or collateral). With respect to its investments, the Subsidiary is subject to the same principal investment restrictions and limitations as the Portfolio, except that the Subsidiary may invest without limitation in commodity-related instruments.

The Subsidiary also is subject to the Portfolio’s compliance program, to the extent the Portfolio’s policies and procedures apply to its investments and operations. The Portfolio and the Subsidiary test for compliance with applicable investment restrictions, such as capital structure and leverage requirements, on a consolidated basis and comply with investment policy disclosure requirements under the 1940 Act on a similar basis. Investments in the Subsidiary are intended to provide the Portfolio with exposure to the returns of commodity markets within the limitations of the federal tax requirements that apply to the Portfolio.

The Portfolio may invest in common stock of ETFs and similar products, such as exchange-traded products that hold portfolios of commodities futures and/or physical commodities (“Commodity ETPs”), generally those that pursue a passive index-based strategy. The Portfolio also may invest in ETNs.

The Investment Manager’s process for selecting investments for the Portfolio may include a variety of approaches, such a fundamental, bottom-up analysis, qualitative evaluations and quantitative models or a combination of these or other approaches. The process used will usually vary for different types of real assets categories, or category subsets.

In addition, the Portfolio may, but is not required to (1) enter into futures contracts; forward currency contracts, equity, total return, interest rate, credit default and currency swap agreements; (2) write put and call options on securities (including shares of ETFs), indexes and currencies; and (3) invest in structured notes, in each case for hedging purposes or to seek to increase returns, including as a substitute for a direct investment in securities. Derivatives transactions may be entered into on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. A derivatives contract will obligate or entitle the Portfolio or the Subsidiary to deliver or receive an asset or cash payment based on the change in value of the reference asset, index or rate.

Futures contracts generally are standardized, exchange-traded contracts that provide for the sale or purchase of a specified reference asset, index or rate at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. Futures transactions by be entered into on both US and foreign exchanges. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

A put option gives the purchaser of the option the right to sell, and the writer (seller) of the option the obligation to buy, the underlying asset during the option period at a specified price. A call option gives the purchaser of the option the right to buy, and the writer (seller) of the option the obligation to sell, the underlying asset during the option period at a specified price. Options may be traded on either US or foreign exchanges or over-the-counter.

Swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market, and can be used to transfer the interest rate or credit risk of a security without actually transferring ownership of the security or to customize exposure to particular securities. Total return swaps are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets.

Structured notes are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets.

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Portfolio’s investments against a decline in the value of Portfolio investments that could occur following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

Although the Portfolio is classified as “diversified” under the 1940 Act, it may invest in a smaller number of issuers than other, more diversified, investment portfolios.

A certain portion of the Portfolio’s assets may be held as reserves, typically invested in repurchase agreements or shares of a money market mutual fund. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into the Portfolio. In addition, when the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

Lazard US Convertibles Portfolio

Under normal circumstances, the Portfolio invests at least 80% of its assets (including borrowing for investment purposes) in convertible securities that are economically tied to the US. The convertible securities may be issued by corporations, or other non-governmental issuers similar to corporations; issued or guaranteed by governments or their subdivisions, agencies, authorities, instrumentalities or sponsored enterprises; or issued by a supranational organization.

The Portfolio considers a convertible security to be “economically tied to the US” if: (i) the issuer is organized under the laws of or is domiciled in the US or maintains its principal place of business in the US; (ii) the convertible security, or the underlying security into which the convertible security is convertible is traded principally in the US, including underlying securities that are ADRs or Global Depositary Receipts; or (iii) during the most recent fiscal year of the issuer, the issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the US or that has at least 50% of its assets in the US.

The Portfolio may invest without limitation in securities rated below investment grade (i.e., lower than Baa by Moody’s or lower than BBB by S&P) (“junk bonds”) or equivalent unrated securities as determined by the Investment Manager. Additionally, the Portfolio is not restricted to investments in securities of any particular maturity or duration, and there are no restrictions on the Portfolio’s average maturity or duration. Duration is an estimate of the sensitivity of the price of a fixed income or convertible security to a change in interest rates. Generally, the longer the duration, the higher the expected volatility. For example, the market price of a fixed income or convertible security with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same security would be expected to increase 3% if interest rates fell 1%.

The Portfolio may invest up to 20% of its assets in securities and other assets which need not be convertible securities as described below and need not be economically tied to the US as described above, including securities of emerging markets issuers.

“Convertible securities” are fixed-income and preferred equity securities that pay a fixed or floating rate of interest or dividends and that convert into: (1) underlying shares of common stock or other equity securities of the issuer of the convertible securities or of another issuer; (2) cash; or (3) a combination of cash and common stock or other equity securities of the issuer of the convertible securities or of another issuer; in each case, the form and amount of payment upon conversion is determined by the terms of the governing documents of the convertible securities. As a result, convertible securities have characteristics similar to both fixed-income and equity securities. Depending on the terms of a particular issue of convertible securities, convertible securities may be convertible at the option of the holders of the convertible security, may be subject to redemption at the option of the issuer of the convertible security or may be automatically converted upon maturity of the convertible security; in each case, the type and amount of securities received by the holder upon conversion or redemption is determined by the terms of the governing documents of the convertible security. Certain issues of convertible securities may be issued with detachable warrants, rights or similar instruments that can be detached and traded separately and/or exercised for equity securities of the issuer of the convertible security. In addition, the Investment Manager may enter into positions for the Portfolio that, taken together, have economic characteristics similar to a convertible security as described herein, such as by holding a fixed-income security (including convertible securities, non-convertible corporate securities and government securities), preferred equity security, or cash, together with options on a single equity issue, and the Portfolio will consider such positions, taken together, to be “convertible securities” for purposes of the Portfolio’s policy to invest at least 80% of its assets. The Investment Manager does not intend to invest the Portfolio’s assets in contingent convertible securities (known as “CoCos”) that convert to equity securities upon the occurrence of a specified trigger event in accordance with the terms of the convertible securities.

The Portfolio does not intend to purchase equity securities, although the Portfolio may acquire and hold equity securities as a result of conversions of convertible securities to equity securities pursuant to the conversion terms of the convertible securities.

The Investment Manager seeks to achieve the Portfolio’s investment objective primarily through actively managing a portfolio of convertible securities economically tied to the US. As part of its investment process, the Investment Manager undertakes the following analysis of the convertible securities in which the Portfolio may invest:

• proprietary quantitative analysis to assess each convertible security’s exposure or sensitivity to factors such as equity market performance, interest rates and credit spreads and its implied volatility, in order to assist the Investment Manager in forming a view regarding the relative value of the convertible security when assessed against: (i) comparable convertible securities; (ii) its historical price-to-book ratios (a measure of the security’s issuer’s market capitalization (or valuation) to its book value); (iii) the creditworthiness of the issuer; and/or (iv) what the Investment Manager assesses to be the future growth outlook or valuation prospects of the equity into which the security is convertible;

• credit analysis, which will look at the credit quality of the issuers of the convertible securities (i.e., the capacity of an issuer to meet its obligations), the potential for credit quality improvement, the duration of the convertible securities, etc.; and

• fundamental, bottom-up analysis of the equity securities into which the convertible securities are convertible in order to form a view as to the growth outlook for the issuer, and the potential for improving valuations, in the underlying equity securities.

The Portfolio may, but is not required to, (1) enter into interest rate, bond and equity index futures contracts and interest rate and credit default swap agreements; and (2) purchase put and call options on securities (including shares of ETFs) and indexes, in each case for hedging purposes or to seek to increase returns.

The Portfolio may invest in ETFs, generally those that pursue a passive index-based strategy.

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Portfolio’s investments against a decline in the value of Portfolio investments that could occur following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

Although the Portfolio is classified as “diversified” under the 1940 Act, it may invest in a smaller number of issuers than other, more diversified investment portfolios. In addition, implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular market sector.

A certain portion of the Portfolio’s assets may be held as reserves, typically invested in repurchase agreements or shares of a money market mutual fund. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into the Portfolio. In addition, when the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

The Investment Manager incorporates ESG considerations into its security selection and portfolio construction processes by consistently assessing the impact that financially material ESG considerations may have on the long-term financial performance (including growth and financial productivity) of an issuer. Such considerations could include considerations relating to product/service, natural capital (e.g., resource management, resource intensity), human capital (e.g., employee, community, supply chain, consumer) and governance. The Portfolio may invest in businesses that have poor ESG characteristics if the Investment Manager is aware of those deficiencies and has considered them when constructing the Portfolio. ESG factors are considered alongside non-ESG factors and are generally no more significant than other factors in the selection process, such that ESG may not be determinative in deciding to include or exclude any particular investment in the Portfolio.

Lazard US Equity Concentrated Portfolio

The Portfolio invests primarily in equity securities, principally common stocks of US companies of any market capitalization. The Investment Manager, through its bottom-up, fundamental research process, invests in companies it believes have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values. The Portfolio has a concentrated number of investments, typically investing in 15 to 35 companies with market capitalizations generally greater than $350 million. It seeks to outperform broad-based securities market indices, such as the S&P 500® Index, the Russell 1000® Index and the Russell 3000® Index.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of US companies. The Portfolio may invest up to 20% of its assets in securities of non-US companies.

The Portfolio considers a company or issuer to be a “US company” if: (i) the company/issuer is organized under the laws of or is domiciled in the US or maintains its principal place of business in the US; (ii) the security, or security of such company/issuer, is traded principally in the US; or (iii) during the most recent fiscal year of the company/issuer, the company/issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the US or that has at least 50% of its assets in the US.

The Portfolio may invest in ETFs, generally those which pursue a passive index-based strategy.

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Portfolio’s investments against a decline in the value of Portfolio investments that could occur following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

The Portfolio is classified as “non-diversified” under the 1940 Act, which means that it may invest a relatively high percentage of its assets in a limited number of issuers, when compared to a diversified fund. In addition, implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular market sector.

A certain portion of the Portfolio’s assets may be held as reserves, typically invested in repurchase agreements or shares of a money market mutual fund. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into the Portfolio. In addition, when the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

The Investment Manager incorporates ESG considerations into its security selection and portfolio construction processes by consistently assessing the impact that financially material ESG considerations may have on the long-term financial performance (including growth and financial productivity) of an issuer. Such considerations could include considerations relating to product/service, natural capital (e.g., resource management, resource intensity), human capital (e.g., employee, community, supply chain, consumer) and governance. The Portfolio may invest in businesses that have poor ESG characteristics if the Investment Manager is aware of those deficiencies and has considered them when constructing the Portfolio. ESG factors are considered alongside non-ESG factors and are generally no more significant than other factors in the selection process, such that ESG may not be determinative in deciding to include or exclude any particular investment in the Portfolio.

Lazard US Equity Focus Portfolio

The Portfolio invests primarily in equity securities, principally common stocks, of US companies. The Investment Manager, through its bottom-up, fundamental research process, invests in companies that it believes have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values. Ordinarily, the market capitalizations of the Portfolio’s investments will be within the range of companies included in the S&P 500 Index (ranging from approximately $5.3 billion to $3.3 trillion as of March 31, 2025). The Portfolio typically invests in 20 to 30 companies with market capitalizations generally over $5 billion. Although the Portfolio generally focuses on large cap companies, the market capitalizations of issuers in which the Portfolio invests may vary with market conditions and the Portfolio also may invest in mid cap and small cap companies.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of US companies. The Portfolio may invest up to 20% of its assets in securities of non-US companies. In addition, implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular market sector.

The Portfolio considers a company or issuer to be a “US company” if: (i) the company/issuer is organized under the laws of or is domiciled in the US or maintains its principal place of business in the US; (ii) the security, or security of such company/issuer, is traded principally in the US; or (iii) during the most recent fiscal year of the company/issuer, the company/issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the US or that has at least 50% of its assets in the US.

The Portfolio may invest in ETFs, generally those that pursue a passive index-based strategy.

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Portfolio’s investments against a decline in the value of Portfolio investments that could occur following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

The Portfolio is classified as “non-diversified” under the 1940 Act, which means that it may invest a relatively high percentage of its assets in a limited number of issuers, when compared to a diversified fund.

A certain portion of the Portfolio’s assets may be held as reserves, typically invested in repurchase agreements or shares of a money market mutual fund. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into the Portfolio. In addition, when the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

The Investment Manager incorporates ESG considerations into its security selection and portfolio construction processes by consistently assessing the impact that financially material ESG considerations may have on the long-term financial performance (including growth and financial productivity) of an issuer. Such considerations could include considerations relating to product/service, natural capital (e.g., resource management, resource intensity), human capital (e.g., employee, community, supply chain, consumer) and governance. The Portfolio may invest in businesses that have poor ESG characteristics if the Investment Manager is aware of those deficiencies and has considered them when constructing the Portfolio. ESG factors are considered alongside non-ESG factors and are generally no more significant than other factors in the selection process, such that ESG may not be determinative in deciding to include or exclude any particular investment in the Portfolio.

Lazard US High Yield Portfolio

Under normal circumstances, the Portfolio invests at least 80% of its assets in high yield fixed-income securities issued by corporations or other non-governmental issuers similar to corporations, which securities are tied economically to the US. The Portfolio considers “high yield” fixed income securities to be those rated, at the time of purchase, below investment grade by S&P Global Ratings (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) and as low as C or Ca by S&P or Moody’s, respectively, or the unrated equivalent as determined by the Investment Manager (“junk bonds”). The Portfolio may invest in dollar-denominated securities of non-US companies, including, to a limited extent, in emerging market companies.

The Portfolio considers a company or issuer to be a “US issuer” if: (i) the company/issuer is organized under the laws of or is domiciled in the US or maintains its principal place of business in the US; (ii) the security, or security of such company/issuer, is traded principally in the US; or (iii) during the most recent fiscal year of the company/issuer, the company/issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the US or that has at least 50% of its assets in the US.

Although the Portfolio may invest in fixed-income securities without regard to their maturity, the Portfolio’s average weighted maturity is expected to range between two and ten years.

Securities are evaluated based on their fundamental and structural characteristics. Valuation analysis is tailored to the specific asset class, but may include credit research, prepayment or call options, maturity, duration, coupon, currency and country risks. The Portfolio is constructed using a bottom-up discipline in which the Investment Manager follows a systematic process to seek out undervalued opportunities within each sector.

The Portfolio may invest up to 20% of its assets in other securities which need not be fixed-income securities as described above and need not be tied economically to the US. The Portfolio currently intends to invest no more than 25% of its assets in municipal securities.

The Investment Manager typically sells a security for any of the following reasons:

• the yield spread declines to a level at which the Investment Manager believes the security no longer reflects relative value

• the original underlying investment conditions are no longer valid, including a change in the fundamental rationale for the purchase

• in the opinion of the Investment Manager, the security’s respective asset category or sector has become overvalued relative to investment risks

The Portfolio may invest in ETFs, generally those that pursue a passive index-based strategy.

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements, including credit default swaps, such as those on indices. Among other reasons, the Portfolio might engage in such transactions in an effort to protect the Portfolio’s investments in a relatively rapid and efficient manner against market moves, or, as another example, a decline in the value of Portfolio investments that could occur following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

A certain portion of the Portfolio’s assets may be held as reserves, typically invested in repurchase agreements or shares of a money market mutual fund. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into the Portfolio. In addition, when the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

Lazard US Short Duration Fixed Income Portfolio

Under normal circumstances, the Portfolio invests at least 80% of its assets in fixed-income securities of US issuers, including US government securities, corporate securities, mortgage-related and asset-backed securities, convertible securities, municipal securities, structured products, preferred stocks and inflation-indexed-securities. These securities may have any type of interest rate payment terms, including fixed rate, adjustable rate or zero coupon features. Under normal circumstances, the Portfolio’s investment portfolio can be expected to have an average effective duration of three years or less. Duration is an estimate of the sensitivity of the price (the value of principal) of a fixed-income security to a change in interest rates. Generally, the longer the duration, the higher the expected volatility. For example, the market price of a fixed-income security with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same security would be expected to increase 3% if interest rates fell 1%.

The Portfolio considers a company or issuer to be “US issuer” if: (i) the company/issuer is organized under the laws of or is domiciled in the US or maintains its principal place of business in the US; (ii) the security, or security of such company/issuer, is traded principally in the US; or (iii) during the most recent fiscal year of the company/issuer, the company/issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the US or that has at least 50% of its assets in the US.

The Portfolio invests primarily in securities that are rated investment grade by one or more nationally recognized statistical rating organizations (“NRSROs”) (or, if unrated, determined by the Investment Manager to be of comparable quality).

Securities are evaluated based on their fundamental and structural characteristics. Valuation analysis is tailored to the specific asset class, but may include credit research and analysis of features such as prepayment or call options, maturity, duration and coupon.

The Investment Manager relies on fundamental security selection and disciplined portfolio construction in managing the Portfolio. In constructing the Portfolio’s holdings, the Investment Manager incorporates a dual methodology that is both bottom-up and top-down. From a bottom-up perspective, security analysis takes into consideration quality, event risk, reinvestment, options, structure, liquidity and diversification, among other factors. Proprietary credit analysis is an integral part of the security selection process. From a top-down perspective, the Investment Manager pays close attention to shifts in public policy, business cycles, consumer habits, and key economic variables, such as inflation, interest rates, and unemployment, as well as other factors.

The Portfolio may invest up to 20% of its assets in other securities which need not be fixed-income securities of US issuers.

The Portfolio may invest in ETFs, generally those that pursue a passive index-based strategy.

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Portfolio’s investments against a decline in the value of Portfolio investments that could occur following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

Although the Portfolio is classified as “diversified” under the 1940 Act, it may invest in a smaller number of issuers than other, more diversified, investment portfolios.

A certain portion of the Portfolio’s assets may be held as reserves, typically invested in repurchase agreements or shares of a money market mutual fund. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into the Portfolio. In addition, when the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

Lazard US Small Cap Equity Select Portfolio

The Portfolio invests primarily in equity securities, principally common stocks, of small cap US companies. The Investment Manager, through its bottom-up, fundamental research process, invests in companies it believes have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers “small cap companies” to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000® Index (ranging from approximately $5.2 million to $15.0 billion as of March 31, 2025). Because “small cap companies” are defined in part by reference to an index, the market capitalization of companies in which the Portfolio invests may vary with market conditions. The Investment Manager is not required to sell a company’s securities from the Portfolio’s holdings when the capitalization of that company increases such that the company no longer meets the definition of a “small cap company.”

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap US companies. The Investment Manager focuses on relative value in seeking to construct a diversified portfolio of investments for the Portfolio that maintains sector and industry balance, using investment opportunities identified through bottom-up fundamental research conducted by the Investment Manager’s small cap and global research analysts.

The Portfolio may invest up to 20% of its assets in the securities of larger or smaller US or non-US companies.

The Portfolio considers a company or issuer to be a “US company” if: (i) the company/issuer is organized under the laws of or is domiciled in the US or maintains its principal place of business in the US; (ii) the security, or security of such company/issuer, is traded principally in the US; or (iii) during the most recent fiscal year of the company/issuer, the company/issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the US or that has at least 50% of its assets in the US.

A certain portion of the Portfolio’s assets may be held as reserves, typically in repurchase agreements, bank obligations and other short-term obligations. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into the Portfolio. In addition, when the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

The Investment Manager incorporates ESG considerations into its security selection and portfolio construction processes by consistently assessing the impact that financially material ESG considerations may have on the long-term financial performance (including growth and financial productivity) of an issuer. Such considerations could include considerations relating to product/service, natural capital (e.g., resource management, resource intensity), human capital (e.g., employee, community, supply chain, consumer) and governance. The Portfolio may invest in businesses that have poor ESG characteristics if the Investment Manager is aware of those deficiencies and has considered them when constructing the Portfolio. ESG factors are considered alongside non-ESG factors and are generally no more significant than other factors in the selection process, such that ESG may not be determinative in deciding to include or exclude any particular investment in the Portfolio.

Lazard US Sustainable Equity Portfolio

The Portfolio invests primarily in equity securities, principally common stocks, of US companies selected using the Investment Manager’s process employed in implementing the Portfolio’s investment strategy, described below. The market capitalization of companies in which the Portfolio invests may vary with market conditions, but typically the Portfolio invests in companies with market capitalizations over $1 billion.

The Investment Manager’s process first identifies companies within the investable universe, which are companies that the Investment Manager believes are capable of (1) generating and maintaining high financial productivity (i.e., the return a company generates) for periods in excess of market expectations, or (2) capable of improving financial productivity to a greater extent or more expeditiously than the market expects (i.e., are undervalued) and which exhibit good expectations for future cash flows and profitability. Next, the Investment Manager reduces the investable universe using fundamental analysis and research on the companies identified.

In further narrowing the investable universe to select companies for investment by the Portfolio, the Investment Manager considers both (a) the financial sustainability of the company as a business—a company whose financial productivity is likely to be supported or enhanced in the future as a result of the move toward a more sustainable world (such as by considering the nature of the products and/or services that the company provides, from the perspective of environmental and social factors that impact financial productivity) and (b) how the company counters potential risks arising as a result of environmental and social concerns that may be material to the particular companies or the industries or sectors in which they operate (collectively, “Sustainable Companies”). The Investment Manager uses its proprietary sustainability analysis methodology to assess each company considered for investment, to the extent relevant to the company or its industry or sector, against the specific sustainability factors listed below (and other factors that may be considered relevant to the company or its industry), divided into the three categories of Human Capital, Natural Capital and Corporate Governance.

Human Capital: the extent to which the company

• follows best practices in managing its workforce in a responsible manner, such as health and safety considerations and diversity and inclusion policies;

• acts responsibly in terms of the impact its business operations, products and services have on the broader community;

• aims to ensure its suppliers act responsibly; and

• endeavors to treat its customers fairly and responsibly, for example by having appropriate product safety and data privacy and security standards.

Natural Capital: the extent to which the company, and its supply chains,

• are reliant on using resources which generate significant environmental impact; and

• actively seek to reduce the impact they have on the environment.

Corporate Governance: the extent to which the company’s board composition and policies, executive management composition and compensation, and the exercise of shareholder rights and voting powers are in line with current best practices.

Companies considered by the Investment Manager to be significantly involved in the manufacture of products or the provision of services that are broadly recognized as unsustainable by society (e.g., the production of tobacco, the generation, extraction and/or refining of certain fossil fuels or the production of unconventional weapons) generally will not fall within the investable universe for the Portfolio. However, it is possible that the Investment Manager may determine, after a combined consideration of its assessment of such a company’s financial productivity potential as described above and the results of the Investment Manager’s sustainability analysis methodology, that such a company is an appropriate investment for the Portfolio. The Portfolio may, however, invest in companies that provide equipment and services to the energy and mining sectors.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of US Sustainable Companies. The Portfolio may invest up to 20% of its assets in securities of non-US companies, including those in emerging markets.

The Portfolio considers a company or issuer to be a “US company” if: (i) the company/issuer is organized under the laws of or is domiciled in the US or maintains its principal place of business in the US; (ii) the security, or security of such company/issuer, is traded principally in the US; or (iii) during the most recent fiscal year of the company/issuer, the company/issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, services performed in the US or that has at least 50% of its assets in the US.

The Portfolio may invest in ETFs, generally those that pursue a passive index-based strategy.

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Portfolio’s investments against a decline in the value of Portfolio investments that could occur following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

Although the Portfolio is classified as “diversified” under the 1940 Act, it may invest in a smaller number of issuers than other, more diversified, investment portfolios.

A certain portion of the Portfolio’s assets may be held as reserves, typically invested in repurchase agreements or shares of a money market mutual fund. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into the Portfolio. In addition, when the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

The Investment Manager incorporates ESG considerations into its security selection and portfolio construction processes by consistently assessing the impact that financially material ESG considerations may have on the long-term financial performance (including growth and financial productivity) of an issuer. Such considerations could include considerations relating to product/service, natural capital (e.g., resource management, resource intensity), human capital (e.g., employee, community, supply chain, consumer) and governance. The Portfolio may invest in businesses that have poor ESG characteristics if the Investment Manager is aware of those deficiencies and has considered them when constructing the Portfolio. ESG factors are considered alongside non-ESG factors and are generally no more significant than other factors in the selection process, such that ESG may not be determinative in deciding to include or exclude any particular investment in the Portfolio.

Lazard US Systematic Small Cap Equity Portfolio

The Investment Manager seeks to achieve the investment objective through investing in an actively managed, diversified, long-only portfolio comprised primarily of equity securities, including common stocks, preferred stocks, convertible securities, warrants and rights, of small capitalization US companies. The Investment Manager considers “small cap companies” to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000 Index (ranging from approximately $5.2 million to $15.0 billion as of March 31, 2025). The Portfolio typically invests in 200 to 500 companies. Because “small cap companies” are defined in part by reference to an index, the market capitalization of companies in which the Portfolio invests may vary with market conditions. The Investment Manager is not required to sell a company’s securities from the Portfolio’s holdings when the capitalization of that company increases such that the company no longer meets the definition of a “small cap company.”

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap US companies. Equity securities also may include depositary receipts, including ADRs, GDRs and EDRs. The Portfolio considers a company or issuer to be a “US company” if: (i) the company/issuer is organized under the laws of or is domiciled in the US or maintains its principal place of business in the US; (ii) the security, or the securities of such company/issuer, is traded principally in the US; or (iii) during the most recent fiscal year of the company/issuer, the company/issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the US or that has at least 50% of its assets in the US. The Portfolio may invest up to 20% of its assets in other securities which need not be equity securities of small cap US companies, including investments in larger US companies and in non-US companies, including securities of emerging markets companies traded on a US exchange.

The Investment Manager actively manages the Portfolio using its proprietary investment strategy that creates and applies fundamental and quantitative techniques into a fully systematic process, which is designed to convert subjective criteria into various quantitative formulas to make investment decisions based upon fundamental market data. The Investment Manager terms this its “Automated Fundamental Analyst” investment framework, which involves steps including the following:

• identification of a fundamental opportunity, a recurring market inefficiency where the Investment Manager believes that investors are not fully incorporating the impact of a company’s changing operating fundamentals and/or attractive valuations;

• converting this market observation into quantified conditions utilizing proprietary process, knowledge and techniques;

• attempting to validate the observation through extensive proprietary testing that includes historical data, minimum targeted return objectives and persistence hurdles;

• through the operation of each Automated Fundamental Analyst, a number of securities are identified; and

• the securities selection process is implemented systematically into automated daily operations.

The Investment Manager selects investments for the Portfolio by applying the foregoing securities selection process to an investable universe of all publicly-traded equity securities, with a focus on small cap companies. However, Automated Fundamental Analysts, which may change over time, may be applied to the broad market or specific to a particular sector or industry. In addition, the selection process described above is not sequential, and certain criteria may be given more importance than others. Target position sizes are determined at the time of investment based on the input of one or more Automated Fundamental Analysts and subsequently monitored on an ongoing basis. To improve tax efficiency, the Portfolio may limit investments that have undesirable tax characteristics and may employ other tax-management techniques, such as adjusting the timing of trades, by relying in part on fundamental research and analytical judgements of the Investment Manager.

The Portfolio may invest in ETFs, generally those that pursue a passive index-based strategy.

The Portfolio may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Portfolio’s investments against a decline in the value of Portfolio investments that could occur following the effective date of a large redemption order and while the Portfolio is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Portfolio’s investments at the effective date of redemption, these transactions would seek to protect the value of Portfolio shares remaining outstanding from dilution or magnified losses resulting from the Portfolio selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Portfolio shares is redeemed on a single day, or other similar circumstances.

A certain portion of the Portfolio’s assets may be held as reserves, typically invested in repurchase agreements or shares of a money market mutual fund. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into the Portfolio. In addition, when the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

The Investment Manager incorporates ESG considerations into its security selection and portfolio construction processes by consistently assessing the impact that financially material ESG considerations may have on the long-term financial performance (including growth and financial productivity) of an issuer. Such considerations could include considerations relating to product/service, natural capital (e.g., resource management, resource intensity), human capital (e.g., employee, community, supply chain, consumer) and governance. The Portfolio may invest in businesses that have poor ESG characteristics if the Investment Manager is aware of those deficiencies and has considered them when constructing the Portfolio. ESG factors are considered alongside non-ESG factors and are generally no more significant than other factors in the selection process, such that ESG may not be determinative in deciding to include or exclude any particular investment in the Portfolio.

Investment Risks

You should be aware that the Portfolios:

• are not bank deposits

• are not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

• are not guaranteed to achieve their stated goals

The Portfolios also are subject to the investment risks listed in the tables below. Principal risks of each Portfolio are those risks indicated in the Portfolio’s summary section. For a description of the risks listed in the tables, please see “Glossary—Investment Risks” immediately following the tables. See also the Portfolios’ Statement of Additional Information (“SAI”) for information on certain other investments in which the Portfolios may invest and other investment techniques in which the Portfolios may engage from time to time and related risks.

	Developing Markets Equity Portfolio	Emerging Markets Core Equity Portfolio	Emerging Markets Equity Advantage Portfolio	Emerging Markets Equity Portfolio	Enhanced Opportunities Portfolio
Convertible Securities Risk					✓
Country Risk	✓	✓	✓	✓
Cybersecurity Risk	✓	✓	✓	✓	✓
Depositary Receipts Risk	✓	✓	✓	✓	✓
Derivatives and Hedging Risk	✓	✓	✓	✓	✓
Emerging Market Risk	✓	✓	✓	✓	✓
ESG Integration Risk	✓	✓	✓	✓	✓
ETF Risk	✓	✓	✓	✓	✓
Fixed-Income and Debt Securities Risk					✓
Focused Investing Risk	✓
Foreign Currency Risk	✓	✓	✓	✓	✓
Growth Investing Risk	✓	✓
High Portfolio Turnover Risk			✓		✓
Inflation-Indexed Securities Risk					✓
IPO Shares Risk	✓	✓		✓	✓
Issuer Risk	✓	✓	✓	✓	✓
Large Cap Companies Risk	✓	✓	✓	✓	✓
Leverage Risk					✓
Liquidity Risk	✓			✓
Market Direction Risk					✓
Market Risk	✓	✓	✓	✓	✓
Non-Diversification Risk					✓
Non-US Securities Risk	✓	✓	✓	✓	✓
Other Equity Securities Risk	✓		✓	✓
Preferred Securities Risk					✓
Quantitative Model Risk			✓
Real Estate Investments and REITs Risk			✓
Repurchase Agreements Risk	✓	✓	✓	✓	✓
Sector Risk	✓	✓		✓
Securities Selection Risk	✓	✓	✓	✓	✓
Short Position Risk					✓
Small and Mid Cap Companies Risk	✓	✓	✓	✓	✓
Value Investing Risk		✓		✓	✓

	Equity Franchise Portfolio	Global Equity Select Portfolio	Global Listed Infrastructure Portfolio	International Equity Portfolio
Cybersecurity Risk	✓	✓	✓	✓
Depositary Receipts Risk	✓	✓	✓	✓
Derivatives and Hedging Risk	✓	✓	✓	✓
Emerging Market Risk	✓	✓	✓	✓
ESG Integration Risk	✓	✓	✓	✓
ETF Risk	✓	✓	✓	✓
ETN Risk	✓
Focused Investing Risk		✓	✓
Foreign Currency Risk	✓	✓	✓	✓
Forward Currency Contracts and Currency Hedging Risk	✓		✓
Franchise Companies Risk	✓
Growth Investing Risk	✓
High Portfolio Turnover Risk	✓
Infrastructure Companies Risk			✓
IPO Shares Risk	✓	✓	✓	✓
Issuer Risk	✓	✓	✓	✓
Large Cap Companies Risk	✓	✓	✓	✓
Market Risk	✓	✓	✓	✓
MLP Risk			✓
Natural Resources Risk			✓
Non-Diversification Risk	✓
Non-US Securities Risk	✓	✓	✓	✓
Other Equity Securities Risk	✓		✓	✓
Repurchase Agreements Risk	✓	✓	✓	✓
Sector Risk	✓	✓
Securities Selection Risk	✓	✓	✓	✓
Small and Mid Cap Companies Risk	✓	✓		✓
Value Investing Risk		✓	✓	✓

	International Equity Advantage Portfolio	International Equity Select Portfolio	International Quality Growth Portfolio	International Small Cap Equity Portfolio	International Strategic Equity Portfolio
Country Risk	✓			✓
Cybersecurity Risk	✓	✓	✓	✓	✓
Depositary Receipts Risk	✓	✓	✓	✓	✓
Derivatives and Hedging Risk	✓	✓	✓	✓	✓
Emerging Market Risk	✓	✓	✓	✓	✓
ESG Integration Risk	✓	✓	✓	✓	✓
ETF Risk	✓	✓	✓	✓	✓
Focused Investing Risk		✓	✓		✓
Foreign Currency Risk	✓	✓	✓	✓	✓
Growth Investing Risk			✓
IPO Shares Risk		✓	✓	✓	✓
Issuer Risk	✓	✓	✓	✓	✓
Large Cap Companies Risk	✓	✓	✓		✓
Market Risk	✓	✓	✓	✓	✓
Non-US Securities Risk	✓	✓	✓	✓	✓
Other Equity Securities Risk	✓	✓	✓	✓	✓
Quantitative Model Risk	✓
Repurchase Agreements Risk	✓	✓	✓	✓	✓
Sector Risk			✓	✓	✓
Securities Selection Risk	✓	✓	✓	✓	✓
Small and Mid Cap Companies Risk	✓		✓	✓	✓
Value Investing Risk		✓		✓	✓

	Opportunistic Strategies Portfolio	Real Assets Portfolio	US Convertibles Portfolio	US Equity Concentrated Portfolio	US Equity Focus Portfolio
Allocation Risk		✓
Commodities-Related Investments Risk	✓	✓
Commodity ETP Risk	✓	✓
Concentration Risk				✓
Contrarian/Opportunistic Strategy Risk	✓
Convertible Securities Risk			✓
Cybersecurity Risk	✓	✓	✓	✓	✓
Depositary Receipts Risk	✓	✓	✓	✓	✓
Derivatives and Hedging Risk	✓	✓	✓	✓	✓
Emerging Market Risk	✓	✓	✓
ESG Integration Risk			✓	✓	✓
ETF Risk	✓	✓	✓	✓	✓
ETN Risk	✓	✓
Fixed-Income and Debt Securities Risk	✓	✓	✓
Focused Investing Risk	✓	✓	✓
Foreign Currency Risk	✓	✓	✓	✓	✓
Government Securities Risk		✓	✓
High Portfolio Turnover Risk	✓	✓		✓
Inflation-Indexed Securities Risk		✓
Infrastructure Companies Risk		✓
IPO Shares Risk	✓			✓	✓
Issuer Risk	✓	✓	✓	✓	✓
Large Cap Companies Risk	✓			✓	✓
Liquidity Risk		✓	✓
Market Risk	✓	✓	✓	✓	✓
MLP Risk		✓
Natural Resources Risk		✓
Non-Diversification Risk				✓	✓
Non-US Securities Risk	✓	✓	✓	✓	✓
Other Equity Securities Risk					✓
Preferred Securities Risk			✓
Quantitative Model Risk		✓	✓
Real Estate Investments and REITs Risk		✓
Repurchase Agreements Risk	✓	✓	✓	✓	✓
Sector Risk	✓			✓	✓
Securities Selection Risk	✓	✓	✓	✓	✓
Short Position Risk	✓
Small and Mid Cap Companies Risk		✓	✓	✓	✓
Sovereign Debt Risk			✓
Structured Products Risk		✓
Subsidiary and Tax Status Risk		✓
Underlying Funds Risk	✓
Value Investing Risk		✓		✓	✓

	US High Yield Portfolio	US Short Duration Fixed Income Portfolio	US Small Cap Equity Select Portfolio	US Sustainable Equity Portfolio	US Systematic Small Cap Equity Portfolio
Cybersecurity Risk	✓	✓	✓	✓	✓
Depositary Receipts Risk			✓	✓	✓
Derivatives and Hedging Risk	✓	✓		✓	✓
Emerging Market Risk	✓	✓		✓	✓
ESG Integration Risk			✓	✓	✓
ETF Risk	✓	✓		✓	✓
Fixed-Income and Debt Securities Risk	✓	✓			✓
Focused Investing Risk				✓
Foreign Currency Risk	✓	✓	✓	✓	✓
Government Securities Risk	✓	✓
Growth Investing Risk				✓
High Portfolio Turnover Risk		✓			✓
Inflation-Indexed Securities Risk		✓
IPO Shares Risk			✓	✓
Issuer Risk	✓	✓	✓	✓	✓
Large Cap Companies Risk				✓
Market Risk	✓	✓	✓	✓	✓
Mortgage-Related and Asset-Backed Securities Risk		✓
Non-Diversification Risk		✓
Non-US Securities Risk	✓	✓	✓	✓	✓
Other Equity Securities Risk			✓		✓
Preferred Securities Risk		✓
Quantitative Model Risk					✓
Repurchase Agreements Risk	✓	✓	✓	✓	✓
Sector Risk				✓	✓
Securities Selection Risk	✓	✓	✓	✓	✓
Small and Mid Cap Companies Risk			✓	✓
Small Cap Companies Risk					✓
Structured Products Risk		✓
Sustainable Investing Risk				✓
Value Investing Risk			✓	✓

Glossary—Investment Risks

Allocation Risk. The Portfolio’s ability to achieve its investment objective depends in part on the Investment Manager’s skill in determining the Portfolio’s allocation among the investment strategies. The Investment Manager’s evaluations and assumptions underlying its allocation decisions may differ from actual market conditions.

Commodity ETP Risk. Investments in Commodity ETPs involve the same types of risks of investing in an ETF except that the investments made by a Commodity ETP are commodities futures or physical commodities included in the index the Commodity ETP is designed to replicate or invest in and Commodity ETPs are not registered investment companies and are not regulated under the 1940 Act. Interests in Commodity ETPs may trade at prices that vary from their NAVs, sometimes significantly. In addition, the performance of a Commodity ETP may diverge from the performance of the relevant index. The Portfolio’s investments in Commodity ETPs are subject to the risks of the investments made by the Commodity ETPs, as well as to the general risks of investing in

Commodity ETPs. The Portfolio will bear not only the Portfolio’s management fees and operating expenses, but also the Portfolio’s proportional share of the fees and operating expenses of the Commodity ETPs in which the Portfolio invests.

Commodity-Related Investments Risk. Exposure to the commodities markets may subject the Portfolio to greater volatility than other types of investments. The values of commodities and commodity-linked derivative instruments are affected by events that may have less impact on the values of equity and fixed income securities. Investments linked to the prices of commodities are considered speculative. Because the value of a commodity-linked derivative instrument, such as a futures contract on a physical commodity, typically is based upon the price movements of the underlying reference asset, index or rate, the value of these instruments will rise or fall in response to changes in the underlying reference asset, index or rate. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods for a variety of factors, including: changes in supply and demand relationships; weather; agricultural or livestock markets; agricultural or livestock disease or pestilence; trade relationships; fiscal, monetary and exchange control programs; and embargoes, tariffs, terrorism and international economic, political, military and regulatory developments. The commodity markets are subject to temporary distortions or other disruptions due to a variety of factors, including the lack of liquidity in the markets, the participation of speculators and government regulation and intervention. United States futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices, which may occur during a single business day. These limits are generally referred to as “daily price fluctuation limits” and the maximum or minimum price of a contract on any given day as a result of these limits is referred to as a “limit price.” Once the limit price has been reached in a particular contract, no trades may be made at a different price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices. These circumstances could adversely affect the value of the commodity-linked investments.

Concentration Risk. The Portfolio’s ability to concentrate its investments may be limited by applicable requirements of the Internal Revenue Code of 1986, as amended (the “Code”), for qualification as a regulated investment company.

Contrarian/Opportunistic Strategy Risk. A contrarian/opportunistic strategy is susceptible to the risk that the Investment Manager’s determinations of opportunities in market anomalies do not materialize as expected so that investments using this strategy do not increase in value (and may lose value).

Convertible Securities Risk. The market value of convertible securities generally performs like that of nonconvertible fixed income securities; that is, their prices move inversely with changes in interest rates (i.e., as interest rates go up, prices go down). In addition, convertible securities are subject to the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. If there is a decline, or perceived decline, in the credit quality of a convertible security, the security’s value could fall, potentially lowering the Portfolio’s share price. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security also is subject to the same types of market and issuer risks that apply to the underlying common stock.

Country Risk. Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular country, such as Japan or China, and the Portfolio would be expected to be affected by political, regulatory, market, economic and social developments affecting that country.

Over the last few decades, Japan’s economic growth rate had remained relatively low compared to that of its Asian neighbors and other major developed economies mainly due to deflation. The economy is characterized by an aging demographic, a declining population, a large government debt and a highly regulated labor market. Monetary and fiscal policies designed to stimulate economic growth in Japan have had limited success in the past prior to the current government. Overseas trade is important to Japan’s economy, although exports as a percentage of global domestic product is lower than other Asian countries and most developed countries. Japan has few natural resources and limited land area and is reliant on imports for its commodity needs. Fluctuations or shortages in relevant commodity markets could have a negative impact on Japan’s economy. The Japanese economy also faces several concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. These issues may cause a slowdown of the Japanese economy. The Japanese economy also can be adversely affected by trade tariffs, other protectionist measures, competition from emerging economies, and the economic conditions of its trading partners.

Japan has a growing economic relationship with China and other Southeast Asian countries, and economic, political or social instability in those countries, whether resulting from country, regional or global events, could have an adverse effect on Japan’s economy. Japan’s relations with its neighbors, particularly China, North Korea, South Korea and Russia, have at times been strained due to territorial disputes, historical animosities and defense concerns. Most recently, the Japanese government has shown concern over the increased nuclear and military activity by North Korea and China. Strained relations may cause uncertainty in the Japanese markets and adversely affect the overall Japanese economy, particularly in times of crisis. In addition, China has become an important trading partner with Japan. Japan’s political relationship with China, however, is strained and delicate. Should political tension increase, it could adversely affect the Japanese economy and destabilize the region as a whole.

The Japanese yen has fluctuated widely at times, and any increase in the yen’s value may cause a decline in Japan’s exports. The Japanese government has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen, and such intervention could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors.

Natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could occur in Japan or surrounding areas and could negatively affect the Japanese economy, and, in turn, could negatively affect the value of the Portfolio. The specific risks of investing in Japan, certain of which are summarized in this section, could, individually or in the aggregate, adversely impact investments in Japan.

There are special risks associated with investments in China, including currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), trading halts, limitations on repatriation and differing legal standards. Strained relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries, such as the potential for an escalation in trade tensions. An increase in tariffs or trade restrictions (and threats thereof) could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry, Chinese issuers, the liquidity or price of the Portfolio’s direct or indirect investments in China and, therefore, the Portfolio.

The economy of China differs, often unfavorably, from the US economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, interest rates, allocation of resources and capital reinvestment, among others. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may also disrupt economic development in China.

The Chinese central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership or other involvement and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition, the Chinese government has from time to time actively intervened in Chinese companies’

operations and structures and taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. The Chinese government may do so in the future as well, potentially having a significant adverse effect on economic conditions in China. Economic reform programs in China have contributed to growth, but there is no guarantee that such reforms will continue. Reduced spending on Chinese products and services, which may result in substantial price reductions of goods and services and possible failure of individual companies and/or large segments of China’s export industry; institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the US or other countries; or a downturn in any of the economies of China’s key trading partners, may have an adverse impact on the Chinese economy. China has experienced security concerns, such as terrorism and strained international relations, and China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities.

The Portfolio may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (“VIEs”). As a result of Chinese governmental restrictions on non-Chinese ownership of companies in certain industries in China, some Chinese companies have used VIEs to facilitate foreign investment without distributing direct ownership of companies based or operated in China. In such cases, the Chinese operating company establishes an offshore company, and the offshore company enters into contractual arrangements with the Chinese company. These contractual arrangements are intended to give the offshore company the ability to exercise power over and obtain economic rights from the Chinese company. Shares of the offshore company, in turn, are listed and traded on exchanges outside of China and are available to non-Chinese investors, such as a Portfolio. This arrangement allows non-Chinese investors in the offshore company to obtain economic exposure to the Chinese company without direct equity ownership in the Chinese company.

Although VIEs are a longstanding industry practice and well known to officials and regulators in China, VIEs are not formally recognized under Chinese law. There is a risk that China may cease to tolerate VIEs at any time or impose new restrictions on the structure, in each case either generally or with respect to specific industries, sectors or companies. Investments involving a VIE may also pose additional risks because such investments are made through a company whose interests in the underlying Chinese company are established through contract rather than through equity ownership. For example, in the event of a dispute, the offshore company’s contractual claims with respect to the Chinese company may be deemed unenforceable in China, thus limiting (or eliminating) the remedies and rights available to the offshore company and its investors. Such legal uncertainty may also be exploited against the interests of the offshore company and its investors. Further, the interests of the equity owners of the Chinese company may conflict with the interests of the investors of the offshore company. Similarly, the fiduciary duties of the officers and directors of the Chinese company may differ from, or conflict with, the fiduciary duties of the officers and directors of the offshore company. The VIE structure generally restricts a fund’s ability to influence the Chinese company through proxy voting and other means and may restrict the ability of an issuer to pay dividends to shareholders from the Chinese company’s earnings. VIE structures also could face delisting or other ramifications for failure to meet the requirements of the Securities and Exchange Commission (the “SEC”), the Public Company Accounting Oversight Board or other United States regulators. There is also uncertainty related to the Chinese taxation of VIEs and the Chinese tax authorities could take positions that result in increased tax liabilities. If these risks materialize, the value of investments in VIEs could be adversely affected and the Portfolios could incur significant losses with no recourse available. If these risks materialize, the value of investments in VIEs could be adversely affected and the Portfolio could incur significant losses with no recourse available.

The Portfolio may invest in eligible renminbi-denominated class A shares of equity securities that are listed and traded on certain Chinese stock exchanges (“China A-Shares”) through Hong Kong Stock Connect Program

(“Stock Connect”). Stock Connect is not subject to individual investment quotas but market-wide daily and aggregate investment quotas apply to all Stock Connect participants. Once a daily quota limit is reached, orders to purchase additional China A-Shares of such issuance through Stock Connect will be rejected. Once such daily quotas are used up, acceptance of the corresponding buy orders will be immediately suspended and no further buy orders will be accepted for the remainder of the trading day. Buy orders which have been accepted will not be affected by the using up of the daily quota, while sell orders will continue to be accepted. Such quotas, which are subject to change from time to time, may restrict or preclude a Portfolio from investing in China A-Shares on a timely basis, which could affect the Portfolio’s ability to effectively pursue its investment strategy. Further, an investor cannot purchase and sell the same security on the same trading day, which may restrict a Portfolio’s ability to invest in China A-Shares through Stock Connect and to enter into or exit trades where it is advantageous to do so on the same trading day. In addition, because Stock Connect trades are routed through Hong Kong brokers and the Hong Kong Stock Exchange, Stock Connect is affected by trading holidays in either China or Hong Kong, and there are trading days in China when Stock Connect investors will not be able to trade. As a result, prices of Stock Connect may fluctuate at times when a Portfolio is unable to add to or exit its position, which could adversely affect the Portfolio’s investment performance. Both Chinese and Hong Kong regulators are permitted, independently of each other, to suspend Stock Connect (or to permit such issues to suspend trading) in response to certain market conditions. Stock Connect trades are settled in renminbi and investors must have timely access to a reliable supply of renminbi in Hong Kong, which cannot be guaranteed.

Stock Connect regulations provide that investors enjoy the rights and benefits of Shanghai Stock Exchange equities purchased through Stock Connect, but the nominee structure under Stock Connect requires that China A-Shares be held through the Hong Kong Securities Clearing Company (“HKSCC”), as nominee for investors. A Portfolio’s ownership of China A-Shares will be reflected on the custodian’s records but the Portfolio itself will have only beneficial rights in such China A-Shares, and the mechanisms that beneficial owners may use to enforce their rights are untested. For instance, courts in China have limited experience in applying the concept of beneficial ownership and the law surrounding beneficial ownership will continue to evolve. A Portfolio may not be able to participate in corporate actions affecting Stock Connect securities due to time constraints or for other operational reasons. Similarly, a Portfolio will not be able to vote in shareholders’ meetings except through HKSCC and will not be able to attend shareholders’ meetings. Taken together with Stock Connect’s omnibus clearing structure, this structure may limit the Investment Manager’s ability to effectively manage a Portfolio and may expose the Portfolio to the credit risk of its custodian or to greater risk of expropriation. While certain aspects of the Stock Connect trading process are subject to Hong Kong law, Chinese rules applicable to share ownership will apply.

Additionally, China generally has less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information relating to Chinese issuers. China A-Shares traded via Stock Connect are subject to risks associated with the legal and technical framework of Stock Connect. The trading, settlement and information technology systems required to operate Stock Connect are continuing to evolve. If relevant Stock Connect systems fail to function properly, trading in China A-Shares on Stock Connect could be disrupted. Further, in the event of high trading volume or unexpected market conditions, Stock Connect may be available on a limited basis.

Cybersecurity Risk. The Portfolio and its service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by impediments to the Portfolio’s investment trading; the inability of Portfolio shareholders to purchase and redeem Portfolio shares; interference with the Portfolio’s ability to calculate its net asset value (“NAV”); violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

Depositary Receipts Risk. ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-US companies, because their values depend on the performance of the underlying non-US securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-US dollar-denominated non-US securities, because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-US dollar security is denominated. Certain countries may limit the ability to convert depositary receipts into the underlying non-US securities and vice versa, which may cause the securities of the non-US company to trade at a discount or premium to the market price of the related depositary receipt. The Portfolio may invest in depositary receipts through an unsponsored facility where the depositary issues the depositary receipts without an agreement with the company that issues the underlying securities. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of the depositary receipts with respect to the deposited securities. As a result, available information concerning the issuer may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.

Derivatives and Hedging Risk. Derivatives and other similar transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Swap agreements; forward currency contracts; writing or purchasing over-the-counter options on securities (including options on interests in ETFs and ETNs, indexes and currencies; structured notes; and other over-the-counter derivatives transactions are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Over-the-counter derivatives frequently may be illiquid and difficult to value. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which the Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related reference asset, security or rate. As such, a small investment could have a potentially large impact on the Portfolio’s performance. Purchasing options will reduce returns by the amount of premiums paid for options that are not exercised. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even when entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions. When the Portfolio enters into derivatives transactions, it may be required to post margin and make settlement payments while the positions are open, and the Portfolio may have to sell a security at a disadvantageous time or price to meet such obligations. Derivatives transactions also are subject to operational risk (including from documentation issues, settlement issues, systems failures, inadequate controls, and human error) and legal risk (including risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract).

Emerging Market Risk. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from limited reliable access to capital, extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries may be subject to manipulation and have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include the lack of, or limitations on, regulatory oversight by US or even local authorities; limited corporate governance standards; limited investor protections and less protection of property rights, including the limited availability of legal recourse; risk of loss resulting from problems in share registration, settlement or custody; uncertain political and economic policies; the imposition by a country of sanctions, foreign investment limitations and/or capital controls (including repatriation restrictions); nationalization of businesses; and the imposition of sanctions by other countries, such as the US. Differences in regulatory, accounting, auditing and financial reporting and recordkeeping standards could impede the availability of reliable information for the Investment Manager to evaluate and monitor local companies and impact the Portfolio’s performance. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

ESG Integration Risk. The ESG characteristics that may be evaluated as part of a Portfolio’s security selection and portfolio construction process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. ESG characteristics are not the only factors that may be considered by the Investment Manager and as a result, the companies (or issuers) in which a Portfolio invests may not be issuers with favorable ESG characteristics or high ESG ratings. ESG characteristics may not be considered for each and every investment decision, and there is no guarantee that the integration of ESG characteristics will result in better performance. The incorporation of ESG considerations may also affect the Portfolio’s exposure to certain sectors and/or types of investments, and may adversely impact the Portfolio’s performance depending on whether such sectors or investments are in or out of favor in the market. As part of its security selection and portfolio construction processes, the Investment Manager may rely on third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG data from third-party data providers may be incomplete, inaccurate or unavailable, which may adversely affect the investment process. Moreover, ESG information, whether from an external and/or internal source, is, by nature and in many instances, based on a qualitative and subjective assessment. Investors can differ in their views of what constitutes positive or negative ESG characteristics. Moreover, the current lack of common standards may result in different approaches to integrating ESG considerations. As a result, the Portfolio may invest in companies that do not reflect the beliefs and values of any particular investor. The Investment Manager’s approach to incorporating ESG considerations may develop and change over time, both due to a refinement of investment decision-making processes to address ESG indicators and risks, and because of legal and regulatory developments.

ETF Risk. Shares of ETFs may trade at prices that vary from their NAVs, sometimes significantly. The shares of ETFs may trade at prices at, below or above their most recent NAV. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. The Portfolio’s investments in ETFs are subject to the risks of investments made by the ETFs, as well as to the general risks of investing in ETFs. The Portfolio will bear not only the Portfolio’s management fees and operating expenses, but also their proportional share of the management fees and operating expenses of the ETFs in which the Portfolio invests. Although Section 12 of the 1940 Act limits the amount of the Portfolio’s assets that may be invested in ETFs, Rule 12d1-4 under the 1940 Act allows the Portfolio to acquire the securities of another investment company, including ETFs, in excess of the limitations imposed by Section 12 of the 1940 Act, subject to certain limitations and conditions. If Rule 12d1-4 or another exemption is not available under the 1940 Act, the Portfolio will be limited in the amount it can invest in ETFs that are registered investment companies to: (1) 3% or less of an ETF’s voting shares, (2) an ETF’s shares in value equal to or less than 5% of the Portfolio’s assets and (3) shares of ETFs in the aggregate in value equal to or less than 10% of the Portfolio’s total assets.

ETN Risk. ETNs are debt obligations with a return linked to the performance of a reference investment (typically an index). ETNs are not registered investment companies and are not regulated under the 1940 Act. Unlike ETFs, ETNs are not investments in a dedicated pool of the issuer’s assets and instead operate more like unsecured debt of the issuer. Accordingly, investments in ETNs are subject not only to the risks of an investment in the reference investment but also to the risks of a debt investment in the issuer, including the creditworthiness of and default by the issuer. As a result, the Portfolio may lose all or a portion of the value of an investment in an ETN due solely to the creditworthiness of or default by the issuer. In addition, there may be substantial differences between the value of the reference investment and the price at which the ETN may be traded, and the return on an ETN that is tied to a specific index may not replicate precisely the return of the index. ETNs also incur certain expenses not incurred by the reference investment, and the cost of owning an ETN may exceed the cost of investing directly in the reference investment. The secondary trading market price of an ETN (if such a secondary trading market exists) may be more volatile than the value of the reference investment it is designed to track. The Portfolio may not be able to liquidate ETN holdings at the time and price desired, which may impact Portfolio performance.

Fixed-Income and Debt Securities Risk. The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt securities and, accordingly, will cause the value of the Portfolio’s investments in these securities to decline. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. When interest rates fall, the Portfolio’s investments in new securities may be at lower yields and may reduce the Portfolio’s income. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, the Portfolio may have to liquidate portfolio securities at disadvantageous prices. Interest rate policies of governments and central banks, including the Federal Reserve System, the central bank of the United States (the “Federal Reserve”), may adversely affect the value, volatility and liquidity of interest paying securities in particular. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, the Portfolio may be subject to a greater risk of principal decline from rising interest rates. Changing interest rates, including the current interest rate environment, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance. Conversely, a wide variety of factors can cause interest rates or yields of US Treasury securities (or yields of other types of bonds) to rise, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Currently, the Portfolio may be subject to heightened interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates. Other market developments can adversely affect fixed-income securities markets. For example, in the US, regulations and business practices have led some financial institutions to curtail their capacity to engage in trading (i.e., “market making”) activities for certain fixed-income securities, which could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.

During periods of reduced market liquidity, the Portfolio may not be able to readily sell debt securities at prices at or near their perceived value. An unexpected increase in Portfolio redemption requests, including a single large request for a significant percentage of the Portfolio’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Portfolio to sell its holdings at a loss or at undesirable prices and adversely affect the Portfolio’s share price and increase the Portfolio’s liquidity risk and/or Portfolio expenses. Economic and other developments can adversely affect debt securities markets.

The Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering the Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The prices of high yield securities can fall in response to negative news about the issuer or its industry, or the economy in general to a greater extent than those of higher rated securities. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some fixed-income securities may give the issuer the option to call, or redeem, the securities before their maturity. If securities held by the Portfolio are called during a time of declining interest rates (which is typically the case when issuers exercise options to call outstanding securities), the Portfolio may have to reinvest the proceeds in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Adjustable rate securities provide the Portfolio with a certain degree of protection against rises in interest rates, although such securities will participate in any declines in interest rates as well. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such as zero coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.” The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause the Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

Structured notes are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured notes can have risks of both debt securities and derivative transactions.

Focused Investing Risk. The NAV of the Portfolio may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

Foreign Currency Risk. Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, the Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates. Except as specifically stated for a Portfolio, the Investment Manager generally does not intend to actively hedge the Portfolio’s foreign currency exposure.

Foreign Currency and Foreign Currency Hedging Risk. Forward currency contracts, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since forward currency contracts, like most derivative instruments, have a leverage component that provides investment exposure in excess of the amount invested. Forward currency contracts are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Forward currency contracts also may be illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the value of such contracts. Forward currency contracts are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related currencies. As such, a small investment could have a potentially large impact on the Portfolio’s performance. Forward currency contracts incur costs, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of forward currency contracts, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to accurately predict movements in currency exchange rates and, for hedging transactions, there may be imperfect correlations between movements in exchange rates that could cause the Portfolio to incur significant losses. Use of forward currency contracts, even if entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

Franchise Companies Risk. Changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, government regulation and economic conditions may adversely affect franchise companies individually or across an industry and may negatively impact the Portfolio to a greater extent than if the Portfolio’s assets were invested more broadly in a number of types of companies.

Government Securities Risk. Not all obligations of the US government, its agencies and instrumentalities are backed by the full faith and credit of the US Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the US government or its agencies or instrumentalities of a security held by the Portfolio does not apply to the market value of such security or to shares of the Portfolio itself. A security backed by the US Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of US government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Growth Investing Risk. Growth investments are believed by the Investment Manager to have the potential for growth, but may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such stocks may be more volatile than other stocks because they can be more sensitive to investor perceptions of the issuing company’s growth potential. These stocks may respond differently to market and other developments than other types of stocks.

High Portfolio Turnover Risk. The Portfolio’s investment strategies may involve high portfolio turnover (such as 100% or more). A portfolio turnover rate of 100%, for example, is equivalent to the Portfolio buying and selling all of its securities once during the course of the year. A high portfolio turnover rate could result in high transaction costs and an increase in taxable capital gains distributions to the Portfolio’s shareholders, which will reduce returns to shareholders.

Inflation-Indexed Security Risk. Inflation-indexed securities are indexed to inflation so that principal and interest payments rise and fall with the rate of inflation. The US Treasury has guaranteed that, in the event of a drop in prices, its Treasury Inflation-Protected Securities (“TIPS”) would repay the adjusted principal or the original principal, whichever is greater, so that investors will not receive less than the originally invested principal. However, the current market value of TIPS is not guaranteed and will fluctuate. Inflation-indexed securities issued by corporations generally do not guarantee repayment of principal. The value of inflation-indexed securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed securities. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed securities.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure. In addition, because inflation-indexed securities are intended to provide protection from inflation, they generally have lower expected returns.

Infrastructure Companies Risk. Securities and instruments of infrastructure companies, which consist of utilities, pipelines, toll roads, airports, railroads, ports, telecommunications and other infrastructure companies, are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of an economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Changes in law or regulations or general changes in market sentiment towards infrastructure assets may be difficult to predict or respond to, which may adversely affect the operations of infrastructure companies. Certain infrastructure companies may operate in limited areas, have few sources of revenue or face intense competition.

Infrastructure companies also may be affected by or subject to:

• regulation by various government authorities, including rate regulation;

• service interruption due to environmental, operational or other mishaps;

• the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards;

• difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets;

• inexperience with and potential losses resulting from a developing deregulatory environment; and

• technological innovations that may render existing plants, equipment or products obsolete.

Other factors that may affect the operations of infrastructure companies include significant changes to the number of ultimate end-users of a company’s products, increased susceptibility to terrorist acts or political actions, and risks of environmental damage due to a company’s operations or an accident.

IPO Shares Risk. The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the Portfolio’s performance depends on a variety of factors, including the number of IPOs the Portfolio invests in relative to the size of the Portfolio and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As the Portfolio’s asset base increases, IPOs may have a diminished effect on the Portfolio’s performance.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Large Cap Companies Risk. Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Leverage Risk. The use of leverage may exaggerate the effect of any increase or decrease in the value of the securities held by the Portfolio and cause the Portfolio to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to maintain asset coverage.

Liquidity Risk. The lack of a readily available market may limit the ability of the Portfolio to sell certain securities and other investments at the time and price it would like. The size of certain securities offerings of emerging markets issuers may be relatively smaller in size than offerings in more developed markets and, in some cases, the Portfolio, by itself or together with other Portfolios or other accounts managed by the Investment Manager, may hold a position in a security that is large relative to the typical trading volume for that security; these factors can make it difficult for the Portfolio to dispose of the position at the desired time or price.

Market Direction Risk. Since the Portfolio will typically hold both long and short positions, an investment in the Portfolio will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Portfolio’s results will suffer both when there is a general market advance and the Portfolio holds significant “short” positions, or when there is a general market decline and the Portfolio holds significant “long” positions. In recent years, the markets have shown considerable volatility from day to day and even in intra-day trading.

Market Risk. The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Policies of governments and central banks, such as the Federal Reserve, may impact not only markets in a specific country but also financial markets worldwide. Policy and legislative changes worldwide are affecting many aspects of financial regulation. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, market manipulations, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting international and domestic travel, and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events or developments, could lead to price volatility and overall declines in the US and global investment markets.

MLP Risk. An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers.

Mortgage-Related and Asset-Backed Securities Risk. Mortgage-related securities are complex instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. Although certain mortgage-related securities are guaranteed by a third party (such as a US Government agency or instrumentality with respect to government-related mortgage-backed securities) or otherwise similarly secured, the market value of the security, which may fluctuate, is not secured. Mortgage-related securities generally are subject to credit risks associated with the performance of the underlying mortgage properties. Prepayment risk can lead to fluctuations in value of the mortgage-related security which may be pronounced. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage- related security may decline when interest rates rise, the converse is not necessarily true, since during periods of declining interest rates the mortgages underlying the security are more likely to be prepaid.

The risks of asset-backed securities are similar to those of mortgage-related securities. However, asset-backed securities present certain risks that are not presented by mortgage-related securities. Primarily, these securities may provide a Portfolio with a less effective security interest in the related collateral than do mortgage-related securities.

Natural Resources Risk. Investments related to natural resources may be affected by numerous factors, including events occurring in nature, inflationary pressures and domestic and international politics. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and other risks to which non-US companies are subject also may affect US companies if they have significant operations or investments in non-US countries. In addition, interest rates, prices of raw materials and other commodities, international economic developments, energy conservation, tax and other government regulations (both US and non-US) may affect the supply of and demand for natural resources, which can affect the profitability and value of securities issued by companies in the natural resources category. Securities of companies within specific natural resources sub-categories can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions.

Non-Diversification Risk. The Portfolio’s NAV may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. Additionally, certain non-US markets may rely heavily on particular industries and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Portfolio’s foreign holdings or exposures.

There are ongoing concerns regarding the economies of certain European countries and/or their sovereign debt following the withdrawal of the United Kingdom from the European Union (known as “Brexit”). Any additional exits from the EU, or the possibility of such exits, may have a significant impact on European and global economies, which may result in increased volatility and illiquidity, new legal and regulatory uncertainties and potentially lower economic growth.

Other Equity Securities Risk. Preferred stock is subject to credit and interest rate risk and the risk that the dividend on the stock may be changed or omitted by the issuer and, unlike common stock, participation in the growth of an issuer may be limited. The market value of a convertible security tends to perform like that of a regular debt security so that, if market interest rates rise, the value of the convertible security falls. Investments in rights and warrants involve certain risks including the possible lack of a liquid market for resale, price fluctuations and the failure of the price of the underlying security to reach a level at which the right or warrant can be prudently exercised, in which case the right or warrant may expire without being exercised and result in a loss of the Portfolio’s entire investment.

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk; interest rate risk; deferral and omission of distributions; subordination; call and reinvestment risk; limited liquidity; limited voting rights and special issuer redemption rights. In addition, unlike common stock, participation in the growth of an issuer may be limited.

• Credit risk is the risk that a security held by the Portfolio will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status.

• Interest rate risk is the risk that securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. Securities with longer periods before maturity or effective durations may be more sensitive to interest rate changes.

• Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.

• Preferred securities are generally subordinated to bonds and other debt instruments in an issuer’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

• During periods of declining interest rates, an issuer may be able to exercise an option to call, or redeem, its issue at par earlier than the scheduled maturity, which is generally known as call risk. If this occurs during a time of lower or declining interest rates, the Portfolio may have to reinvest the proceeds in lower yielding securities (and the Portfolio may not benefit from any increase in the value of its portfolio holdings as a result of declining interest rates). This is known as reinvestment risk.

• Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or US government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Portfolio or at prices approximating the value at which the Portfolio is carrying the securities on its books.

• Generally, traditional preferred securities offer no voting rights with respect to the issuer unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. Hybrid-preferred security holders generally have no voting rights.

• In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in US federal income tax or securities laws. As with call provisions, a redemption by the issuer may negatively impact the return of the security held by the Portfolio

Quantitative Model Risk. The success of a Portfolio’s investment strategy may depend largely upon the effectiveness of the Investment Manager’s quantitative model. A quantitative model, such as the risk and other models used by the Investment Manager requires adherence to a systematic, disciplined process. The Investment Manager’s ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors, including incorrect or outdated market and other data inputs. Factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. In addition, the factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value.

Real Estate Investments and REITs Risk. The Portfolio’s investments in Real Estate Investments, including REITs, could lose money due to the performance of real estate-related securities even if securities markets generally are experiencing positive results. The performance of these investments may be determined to a great extent by the current status of the real estate industry in general, or by other factors (such as interest rates and the availability of loan capital) that may affect the real estate industry, even if other industries would not be so affected. Consequently, investments in Real Estate Investments could lead to investment results that may be significantly different from investments in other real assets categories or investments in the broader securities markets. The risks related to investments in Real Estate Investments include, but are not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations and interest rates; operating or development expenses; and lack of available financing.

Due to certain special considerations that apply to REITs, investments in REITs may carry additional risks not necessarily present in investments in other securities. REIT securities (including those trading on national exchanges) typically have trading volumes that are less than those of securities of other types of companies, which may affect the Portfolio’s ability to trade or liquidate those securities. An investment in a REIT may be adversely affected if the REIT fails to comply with applicable laws and regulations, including failing to qualify as a REIT under the Code. Failure to qualify with any of these requirements could jeopardize a company’s status as a REIT. The Portfolio generally will have no control over the operations and policies of a REIT, and the Portfolio generally will have no ability to cause a REIT to take the actions necessary to qualify as a REIT.

Repurchase Agreements Risk. The Portfolio may enter into certain types of repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees to repurchase a security (typically a security issued or guaranteed by the US Government) at a mutually agreed upon time and price. This insulates the Portfolio from changes in the market value of the security during the period. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts provide that the purchaser receives any interest on the security paid during the period. If the seller fails to repurchase the security in either situation and the market value declines, the Portfolio may lose money.

Sector Risk. Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular market sector, such as information technology companies, or companies in the health care, financials or consumer discretionary sectors, and the Portfolio would be expected to be affected by developments in that sector.

Information technology companies generally operate in intensely competitive markets on a worldwide basis. This level of competition can put pressure on the prices of their products and services which could adversely affect their profitability. Also, because technological development in many areas increases at a rapid rate, these companies often produce products with very short life cycles and face the risk of product obsolescence. Other risks include changes in consumer preferences, competition for qualified personnel, the effects of economic slowdowns, dependence on intellectual property rights and the impact of government regulation.

Companies in the health care sector can be significantly affected by the adverse impact of legislative actions and government regulations. These actions and regulations can affect the approval process for patents, medical devices and drugs, the funding of research and medical care programs, and the operation and licensing of facilities and personnel.

Companies in the financials sector can be significantly affected by, among other things: government regulation; changes in interest rates and/or monetary policy and general economic conditions; the availability and cost of capital; capital requirements; decreased liquidity in credit markets; and the rate of defaults on corporate, consumer and government debt. Deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including the US and international credit and interbank markets generally, which could affect a wide range of financial institutions and markets. In addition, companies in the financials sector are often more highly leveraged than other companies, making them inherently riskier.

Companies in the industrials sector can be significantly affected by, among other things: supply and demand for products and services, product obsolescence, government regulation, changes in commodity prices, claims for environmental damage and product liability and imposition of import controls.

The value of companies in the consumer discretionary sector, which manufacture products and provide discretionary services directly to consumers, is tied closely to the performance of the overall US and international economies, interest rates, currency exchange rates and consumer confidence. Success depends heavily on disposable household income and consumer spending. As a result, the consumer discretionary sector encompasses those companies that tend to be the most sensitive to economic cycles. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on profitability. Changes in demographics, social trends and consumer preferences also can affect the demand for, and success of, consumer discretionary products in the marketplace.

Securities Selection Risk. Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Short Position Risk. Short sales or positions may involve substantial risks. If a short position appreciates in value during a period of the Portfolio’s investment, there will be a loss to the Portfolio that could be substantial. Short positions involve more risk than long positions because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs. However, the Portfolio’s potential loss on a short position is unlimited because, theoretically, there is no limit to the potential price increase of a security.

In taking a short position in securities through total return swap agreements (which generally entitle the Portfolio to the economic equivalent of gains or losses and dividends on the subject securities during the period of the swap agreements), the Portfolio will incur transaction costs similar to interest or financing charges that will reduce any gains or increase any losses. Short sales of securities also may involve additional transaction-related costs such as those in connection with borrowing the securities sold short.

There is a risk that the Portfolio may be unable to fully implement its investment strategies due to a lack of available swap arrangements or securities to borrow to effect short sales or for some other reason.

When seeking to effect short sales of securities, the Portfolio may not always be able to borrow a security the Portfolio seeks to sell short at a particular time or at an acceptable price. In addition, the Portfolio may not always be able to close out a short sale position at a particular time or at an acceptable price. If the lender of a borrowed security requires the Portfolio to return the security to it on short notice, and the Portfolio is unable to borrow the security from another lender, the Portfolio may have to buy the borrowed security at an unfavorable price, resulting in a loss. In addition, the Portfolio’s short sales transactions are dependent on counterparties to its securities borrowing transactions and are subject to the risk of default by a counterparty, which could result in a loss of Portfolio assets used as collateral or the loss of monies owed to the Portfolio by a counterparty.

It is possible that the market value of the securities the Portfolio holds in long positions will decline at the same time that the market value of the securities to which the Portfolio has short exposure increases, thereby increasing the Portfolio’s potential volatility.

Small and Mid Cap Companies Risk. Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Small Cap Companies Risk. Small cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Sovereign Debt Risk. Investments in non-US sovereign debt obligations create exposure to the direct or indirect consequences of political, social or economic conditions and events in the countries that issue the obligations and involve special risks not present in investments in US government debt or debt of corporate issuers. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of US government debt or debt of corporate issuers and there may be limited secondary market liquidity. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Portfolio may have limited recourse in the event of a default. For example, there may be no bankruptcy or similar proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign debt risk is increased for emerging market issuers, and certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness. Certain emerging markets countries have declared moratoria on the payment of principal and interest on their sovereign debt.

A sovereign debt obligor’s ability or willingness to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the size of the debt service burden to its economy as a whole, the political constraints to which the debtor may be subject and other political or diplomatic considerations. Certain issuers of sovereign debt may be dependent on disbursements from governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. Such disbursements may be conditioned upon the debtor’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. A failure on the part of the debtor to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the debtor, which may impair the debtor’s ability or willingness to service its debts on a timely basis.

Structured Products Risk. Structured notes and other structured products are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured products can have risks of both fixed income securities and derivatives transactions (described above).

Subsidiary and Tax Status Risk. The Real Assets Portfolio invests in the Subsidiary, which is not registered as an investment company under the 1940 Act. A regulatory change in the US or the Cayman Islands, under which the Portfolio and the Subsidiary, respectively, are organized, that impacts the Subsidiary or how the Portfolio invests in the Subsidiary, such as a change in tax law, could prevent the Portfolio or the Subsidiary from operating as described in the Prospectus and could adversely affect the Portfolio. By investing in the Subsidiary, the Portfolio is exposed to the risks associated with the Subsidiary’s investments, which generally include the risks of investing in commodity-related derivative instruments (described elsewhere in this Prospectus).

Income and gains from commodities or certain commodity-linked derivative instruments do not constitute “qualifying income” to the Portfolio for purposes of qualification as a RIC for federal income tax purposes. The Internal Revenue Service (“IRS”) has announced that it will no longer issue private letter rulings regarding this matter. The Portfolio intends to gain exposure indirectly to commodity markets by investing in its Subsidiary, which invests primarily in these commodity-linked derivative instruments. The Portfolio anticipates that all income and gains earned by the Portfolio from the Subsidiary will constitute “qualifying income” for the purposes of Subchapter M of the Code. The tax treatment of the Portfolio’s investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations, court decisions and/or guidance issued by the IRS that could affect whether income derived from such investment is “qualifying income” under the Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or any gains and distributions made by the Portfolio. The IRS has adopted regulations that generally treat the Portfolio’s inclusion of income with respect to a subsidiary as “qualifying income” if there is a current-year distribution out of the earnings and profits of the Subsidiary that are attributable to such income inclusion, or if the income inclusion is derived with respect to the Portfolio’s business of investing in stocks and securities. If the IRS were able to successfully assert that the Portfolio’s income from such investments was not “qualifying income,” the Portfolio would fail to qualify as a RIC if over 10% of its gross income was derived from these investments and directly held commodity-linked derivative instruments, if any. The Portfolio’s failure to qualify as a RIC would significantly adversely affect the returns to, and could cause losses for, Portfolio shareholders.

Sustainable Investing Risk. The Portfolio’s performance is dependent upon, among other things, the success of its investment strategy as implemented by the Investment Manager (i.e., the performance of the investments purchased pursuant to the investment strategy). The Portfolio’s investment strategy focuses on investing in companies that satisfy the criteria for being considered a Sustainable Company (as described above), which may cause the Investment Manager to forgo investments for the Portfolio that the Investment Manager otherwise believes may be attractive but that are not considered to be Sustainable Companies. Investments in Sustainable Companies may perform differently than investments in other companies. As a result, the Portfolio may underperform funds that pursue a different investment strategy, such as a fund that does not focus on investing in Sustainable Companies.

Underlying Funds Risk. Shares of ETFs and closed-end funds may trade at prices at, below or above their NAV. Shares of closed-end funds, in particular, frequently trade at persistent discounts to their NAV. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. The Portfolio’s investments in Underlying Funds are subject to the risks of Underlying Funds’ investments, as well as to the general risks of investing in Underlying Funds. The Portfolio will bear not only the Portfolio’s management fees and operating expenses, but also the Portfolio’s proportional share of the management fees and operating expenses of the ETFs and closed-end funds in which the Portfolio invests. If an exemption is not available under the 1940 Act, the Portfolio will be limited in the amount it can invest in Underlying Funds that are registered investment companies to: (1) 3% or less of an Underlying Fund’s voting shares, (2) an Underlying Fund’s shares in value equal to or less than 5% of the Portfolio’s assets and (3) shares of Underlying Funds in the aggregate in value equal to or less than 10% of the Portfolio’s total assets. Rule 12d1-4 under the 1940 Act allows the Portfolio to acquire the securities of another investment company, including a closed-end fund or ETF, in excess of the limitations imposed by Section 12 of the 1940 Act, subject to certain limitations and conditions.

Value Investing Risk. Value investments are believed by the Investment Manager to be undervalued, but may not realize their perceived value for extended periods of time or may never realize their perceived value. These stocks may respond differently to market and other developments than other types of stocks.

Lazard Funds Fund Management

Investment Manager

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of each Portfolio. The Investment Manager provides day-to-day management of each Portfolio’s investments and assists in the overall management of the Fund’s affairs. The Investment Manager and its global affiliates provide investment management services to client discretionary and non-discretionary accounts with assets totaling approximately $226.3 billion as of December 31, 2024. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of several of the Portfolios.

The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate set forth below as a percentage of the relevant Portfolio’s average daily net assets. The investment management fees are accrued daily and paid monthly. For the fiscal year ended December 31, 2024, the Investment Manager waived all or a portion of its management fees with respect to certain Portfolios, which resulted in such Portfolios paying the Investment Manager an investment management fee at the effective annual rate set forth below as a percentage of the relevant Portfolio’s average daily net assets.

Name of Portfolio	Investment Management Fee Payable	Effective Annual Rate of Investment Management Fee Paid
Developing Markets Equity Portfolio	1.00%	.85%
Emerging Markets Core Equity Portfolio	1.00%	.85%
Emerging Markets Equity Portfolio	1.00%	1.00%
Emerging Markets Equity Advantage Portfolio	.75%	.71%
Enhanced Opportunities Portfolio	.95%	.55%
Equity Franchise Portfolio	.80%	.80%
Global Equity Select Portfolio	.65%	.65%
Global Listed Infrastructure Portfolio	.90%	.90%
International Equity Portfolio	.75%	.75%
International Equity Advantage Portfolio	.65%	.00%
International Equity Select Portfolio	.65%	.55%
International Quality Growth Portfolio	.75%	.74%
International Small Cap Equity Portfolio	.75%	.00%
International Strategic Equity Portfolio	.75%	.75%
Opportunistic Strategies Portfolio	1.00%	.48%
Real Assets Portfolio	.65%	.00%
US Convertibles Portfolio	.60%	.00%
US Equity Concentrated Portfolio	.65%	.65%
US Equity Focus Portfolio	.55%	.48%
US High Yield Portfolio	.55%	.36%
US Short Duration Fixed Income Portfolio	.25%	.00%
US Small Cap Equity Select Portfolio	.75%	.47%
US Sustainable Equity Portfolio	.60%	.00%
US Systematic Small Cap Equity Portfolio	.70%	.44%

A discussion regarding the basis for the approval of the management agreement between the Fund, on behalf of each Portfolio and the Investment Manager is available in the Portfolios’ semi-annual reports to shareholders for the period ended June 30, 2024.

The Investment Manager has a contractual agreement to waive its fee and, if necessary, reimburse each Portfolio until May 1, 2026 (except as otherwise noted), to the extent Total Annual Portfolio Operating Expenses exceed the amounts shown below (expressed as a percentage of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares), exclusive of taxes, brokerage, interest on borrowings, dividend and interest expenses on securities sold short (Lazard Enhanced Opportunities Portfolio and Lazard Opportunistic Strategies Portfolio only), fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors (the “Board”), and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolios. The addition of expenses excluded from the expense limitation agreement, particularly Acquired Fund Fees and Expenses and Dividend and Borrowing Expenses on Securities Sold Short, as applicable, will cause Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed, for each Class, the maximum amounts agreed to by the Investment Manager.

Name of Portfolio	Institutional Shares	Open Shares	R6 Shares
Developing Markets Equity Portfolio	1.10%	1.35%	1.05%
Emerging Markets Core Equity Portfolio	1.10%	1.35%	1.05%
Emerging Markets Equity Portfolio	1.15%	1.40%	1.10%
Emerging Markets Equity Advantage Portfolio	.90%	1.15%	.85%
Enhanced Opportunities Portfolio	1.25%	1.50%	1.20%
Equity Franchise Portfolio	.95%	1.20%	.90%
Global Equity Select Portfolio	.90%	1.15%	.85%
Global Listed Infrastructure Portfolio[1]	1.20%	1.45%	1.15%
International Equity Portfolio	.85%	1.10%	.80%
International Equity Advantage Portfolio	.80%	1.05%	.75%
International Equity Select Portfolio[2]	.90%	1.15%	.85%
International Quality Growth Portfolio[3]	.85%	1.10%	.80%
International Strategic Equity Portfolio	1.00%	1.25%	.95%
International Small Cap Equity Portfolio	1.03%	1.28%	.98%
Opportunistic Strategies Portfolio	1.02%	1.27%	1.02%
Real Assets Portfolio[4]	.80%	1.05%	.75%
US Convertibles Portfolio	.75%	1.00%	.70%
US Equity Concentrated Portfolio[5]	.85%	1.10%	.80%
US Equity Focus Portfolio	.70%	.95%	.70%
US High Yield Portfolio[4]	.55%	.80%	.55%
US Short Duration Fixed Income Portfolio[3]	.40%	.65%	.35%
US Small Cap Equity Select Portfolio	.95%	1.20%	.90%
US Sustainable Equity Portfolio	.75%	1.00%	.70%
US Systematic Small Cap Equity Portfolio	.90%	1.15%	.85%

1 This agreement will continue in effect until May 1, 2035.

2 This agreement will continue in effect until May 1, 2026, and from May 1, 2026 until May 1, 2035, at levels of 1.15%, 1.40% and 1.10% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively.

3  This agreement will continue in effect until May 1, 2035 for Open Shares.

4 This agreement will continue in effect until May 1, 2035 for R6 Shares.

5 This agreement will continue in effect until May 1, 2026, and from May 1, 2026 until May 1, 2035, at levels of 1.10%, 1.35% and 1.05% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively.

In addition, to the extent the Total Annual Portfolio Operating Expenses of the R6 Shares of a Portfolio exceed the Total Annual Portfolio Operating Expenses of the Portfolio’s Institutional Shares (in each case, not including management fees, custodial fees or other expenses related to the management of the Portfolio’s assets), the Investment Manager has contractually agreed, until May 1, 2026, to bear the expenses of the R6 Shares in the amount of such excess. This agreement will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Portfolio Management

The Investment Manager manages the Portfolios on a team basis. The team is involved in all levels of the investment process. This team approach allows for every portfolio manager to benefit from the views of his or her peers. Each portfolio management team is comprised of multiple team members. Although their roles and the contributions they make may differ, each member of the team participates in the management of the respective Portfolio. Members of each portfolio management team discuss the portfolio, including making investment recommendations, overall portfolio composition, and the like. Research analysts perform fundamental research on issuers (based on, for example, sectors or geographic regions) in which the Portfolio may invest.

The names of the persons on each Portfolio’s management team (along with the date they joined the Portfolio’s management team) are as follows:

Developing Markets Equity Portfolio—Kevin O’Hare and Peter Gillespie* (each since September 2008)

Emerging Markets Core Equity Portfolio—Rohit Chopra (since January 2023) and Thomas Boyle (since October 2013)

Emerging Markets Equity Portfolio—James M. Donald (since November 2001), Rohit Chopra (since May 2007), Ganesh Ramachandran (since July 2020) and Monika Shrestha (since December 2014)

Emerging Markets Equity Advantage Portfolio—Paul Moghtader and Taras Ivanenko (each since May 2015), Peter Kashanek (since May 2024), Alex Lai (since May 2019), Kurt Livermore (since May 2024), Ciprian Marin, Craig Scholl and Susanne Willumsen (each since May 2015)

Enhanced Opportunities Portfolio—Sean Reynolds and Frank Bianco (each since December 2014)

Equity Franchise Portfolio—Bertrand Cliquet, Matthew Landy, John Mulquiney and Warryn Robertson (each since September 2017)

Global Equity Select Portfolio—Louis Florentin-Lee (since December 2013), Barnaby Wilson (since 2015), Martin Flood (since December 2013), Jessica Kittay (since May 2020), Andrew D. Lacey* (since December 2013) and Kyle Waldhauer (since April 2021)

Global Listed Infrastructure Portfolio—Bertrand Cliquet (since September 2017), Matthew Landy (since March 2016) and John Mulquiney and Warryn Robertson (each since December 2009)

International Equity Portfolio—Michael G. Fry (since November 2005), Giles Edwards (since May 2019), Michael A. Bennett (since May 2003), Michael Powers (since May 2003) and Paul Selvey-Clinton (since February 2022)

International Equity Advantage Portfolio—Paul Moghtader and Taras Ivanenko (each since May 2015), Peter Kashanek (since May 2024), Alex Lai (since May 2019), Kurt Livermore (since May 2024), Ciprian Marin, Craig Scholl and Susanne Willumsen (each since May 2015)

International Equity Select Portfolio—Michael G. Fry (since May 2010), Paul Selvey-Clinton (since February 2022), Michael A. Bennett (since May 2003), James M. Donald (since May 2010), Giles Edwards (since May 2019) and Michael Powers (since May 2003)

International Quality Growth Portfolio—Louis Florentin-Lee and Barnaby Wilson (each since December 2018) and Robert Failla (since May 2020)

International Small Cap Equity Portfolio—Edward Rosenfeld (since May 2007), Alex Ingham (since July 2012) and Sebastien Pigeon (since May 2025)

International Strategic Equity Portfolio—Robin O. Jones (since May 2009), Jimmie Bork (since February 2022), Cyrus Azarmgin (since May 2025) and Michael A. Bennett (since September 2008)

Opportunistic Strategies Portfolio—Stephen Marra, Kim Tilley (each since February 2017) and David Alcaly (since May 2023)

Real Assets Portfolio—Dan McGoey (since April 2022), David Alcaly (since January 2024), Stephen Marra (since December 2016) and Kim Tilley (since May 2020)

US Convertibles Portfolio—Arnaud Brillois, Andrew Raab and Emmanuel Naar (each since December 2022)

US Equity Concentrated Portfolio—Sean Gallagher (since April 2024) and Martin Flood (since March 2011)

US Equity Focus Portfolio—Andrew D. Lacey** (since December 2004), H. Ross Seiden (since May 2018), Janice Davies (since April 2024), Martin Flood (since March 2011) and Jessica Kittay (since September 2020)

US High Yield Portfolio—Jeffrey Clarke (since August 2017) and John R. Senesac, Jr. (since February 2024)

US Short Duration Fixed Income Portfolio—John R. Senesac, Jr. (since February 2011) and Thomas Miller (since April 2021)

US Small Cap Equity Select Portfolio—Scott Kolar (since December 2023), Sean Gallagher (since December 2023), Michael DeBernardis (since October 2010) and Martin Flood (since December 2014)

US Sustainable Equity Portfolio—Andrew D. Lacey*, H. Ross Seiden, Martin Flood, Jessica Kittay (each since June 2020), Shanu Mathew (since May 2023) and Janice Davies (since January 2025)

US Systematic Small Cap Equity Portfolio—Oren Shiran and Stefan T. Tang (each since October 2021)

* Effective December 31, 2025, Peter Gillespie will no longer serve as a portfolio manager.
** Effective October 1, 2025, Andrew Lacey will no longer serve as a portfolio manager.

Biographical Information of Portfolio Management Team

David Alcaly, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager's Investment Solutions team, specializing in macroeconomic research and asset allocation. Mr. Alcaly joined the Investment Manager in 2014, when he began working in the investment field. Previously, he worked in a variety of industries, most recently as a Regional Director at the Clinton Foundation providing commercial and financial analysis to governments and companies on renewable energy projects. Mr. Alcaly is a Chartered Financial Analyst (“CFA”) Charterholder.

Cyrus Azarmgin, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s International Strategic Equity team. He began working in the investment field in 2007. Prior to joining the Investment Manager in 2024, Mr. Azarmgin was a Senior Analyst with Lombard Odier Investment Managers and was also previously with Millenium, UBS, Credit Suisse and JP Morgan.

Michael A. Bennett, a Managing Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s International Equity teams. Prior to joining the Investment Manager in 1992, Mr. Bennett was with General Electric Investment Corporation, Keith Lippert Associates and Arthur Andersen & Company. Mr. Bennett has been working in the investment field since 1987.

Frank Bianco, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s capital structure and convertibles-based teams. Prior to joining the Investment Manager in 2009, Mr.

Bianco was a portfolio manager and Head of Credit Research at Argent Funds Group LLC, where he oversaw domestic and international convertible bond, high yield and equity derivative portfolios. Previously, Mr. Bianco had analyst roles at McMahan Securities, the Federal Reserve Bank of New York and AIG, where he began his career in the investment field in 1991.

Jimmie Bork, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s International Strategic Equity teams. He joined the Investment Manager in 2016 and has been working in the investment field since 2011. Prior to joining the Investment Manager, Mr. Bork was an Equity Analyst with Legal & General and Credit Suisse.

Thomas Boyle, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Emerging Markets Core Equity team, focusing primarily on emerging markets investments within Latin America. Prior to joining the Investment Manager in 2010, Mr. Boyle spent 11 years with Deutsche Asset Management, providing expertise in the areas of bottom-up research, portfolio construction and client service for their Emerging Markets and Latin America Equity institutional and retail strategies.

Arnaud Brillois, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s US Convertibles and Global Convertibles teams. He began working in the investment field in 2000. Prior to joining the Investment Manager in 2017, Mr. Brillois was Head of Convertible Bonds and Co-Head of Alternative and Structured Products for Lazard Frères Gestion (LFG). Prior to joining LFG, he was the Director of Alpha Bonds and Convertible Bonds Management at Natixis Asset Management. Mr. Brillois is a CFA Charterholder.

Rohit Chopra, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity and Emerging Markets Core Equity teams, focusing on consumer and telecommunications research and analysis. He began working in the investment field in 1996. Prior to joining the Investment Manager in 1999, Mr. Chopra was with Financial Resources Group, Deutsche Bank and Morgan Stanley.

Jeffrey Clarke, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s US Fixed Income teams. Mr. Clarke primarily focuses on investment opportunities in the US Taxable markets, specializing in US Corporate High Yield credits. Prior to joining the Investment Manager in 2002, he was a High Yield Research Analyst and Funds Administrator with OFFITBANK, and was also previously with the Bank of New York. He began working in the investment field in 1999. Mr. Clarke is a CFA Charterholder.

Bertrand Cliquet is a portfolio manager/analyst on the Investment Manager’s Global Listed Infrastructure and Global Equity Franchise teams. Prior to joining the Investment Manager in 2004, Mr. Cliquet was a utility analyst at Goldman Sachs International in London, and a merger and acquisition analyst at Deutsche Bank. He has been working in the investment field since 1999.

Janice Davies, a Managing Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s US Equity teams. Prior to joining the Investment Manager in 2021, she was with the Abu Dhabi Investment Authority, Karlin Asset Management, Ivory Capital and Lehman Brothers. She has been working in the investment field since 1999.

Michael DeBernardis, a Senior Vice President of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s US Small Cap Equity Select and Global Small Cap Equity teams. Prior to joining the Investment Manager in 2005, Mr. DeBernardis was at Systematic Financial Management and Salomon Smith Barney. He began working in the investment field in 1996.

James Donald, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team and Head of the Emerging Markets Group. Prior to joining the

Investment Manager in 1996, Mr. Donald was a portfolio manager with Mercury Asset Management. Mr. Donald is a CFA Charterholder.

Giles Edwards, a Managing Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s International teams. Prior to joining the investment teams, he was a research analyst with a background in media, automotive, and services. Prior to joining the Investment Manager in 2008, Mr. Edwards was a Management Accountant at BSkyB.

Robert Failla, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s International Quality Growth team. He joined the Investment Manager in 2003 and has been working in the investment field since 1993.

Martin Flood, a Managing Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s US Equity and Global Equity teams. Prior to joining the Investment Manager in 1996, Mr. Flood was a Senior Accountant with Arthur Andersen LLP. He began working in the investment field in 1993.

Louis Florentin-Lee, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s International Quality Growth and various Global Equity teams. Prior to joining the Investment Manager in 2004, he was an equity research analyst at Soros Funds Limited and Schroder Investment Management. He has been working in the investment field since 1996.

Michael G. Fry, a Managing Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s International Equity teams. Prior to joining the Investment Manager in 2005, Mr. Fry held several positions at UBS Global Asset Management, including Head of Global Equity Portfolio Management, Global Head of Equity Research and Head of Australian Equities. Mr. Fry began working in the investment field in 1981.

Sean Gallagher, a Managing Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s US and global equity strategies and Global Head of the Investment Manager’s Small Cap Equity platform. Prior to joining the Investment Manager in 2023, Mr. Gallagher was the Founder and Chief Investment Officer of Connacht Asset Management. He was previously a Partner at Goldman Sachs Asset Management, spending nearly 18 years in various leadership roles. Mr. Gallagher began his career at Merrill Lynch Asset Management.

Peter Gillespie, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Developing Markets Equity team. Prior to joining the Investment Manager in 2007, Mr. Gillespie was a portfolio manager at Newgate Capital, LLP and GE Asset Management and an analyst at Sinta Capital Corp. Mr. Gillespie is a CFA Charterholder. Mr. Gillespie has announced his retirement, effective December 31, 2025, and will no longer serve as a portfolio manager after that date.

Alex Ingham, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Emerging Markets, International and Global Small Cap Equity teams. Prior to joining the Investment Manager in 2011, Mr. Ingham was with Aviva Investors (formerly Morley Fund Management), Aberdeen Asset Management, Hill Samuel Asset Management and City Financial Partners Limited. He began working in the investment field in 1996.

Taras Ivanenko, a Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s Equity Advantage teams. Prior to joining the Investment Manager in 2007, he was a Senior Portfolio Manager in the Global Active Equity group at State Street Global Advisors (“SSGA”). He began working in the investment field in 1995. He is a CFA Charterholder.

Robin O. Jones, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s International Strategic Equity and Global Strategic Equity teams. Prior to rejoining the Investment Manager in 2007, Mr. Jones was a portfolio manager for Bluecrest Capital Management since 2006. Mr. Jones initially joined the Investment Manager in 2002, when he began working in the investment field.

Peter Kashanek, a Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s Equity Advantage teams. Prior to joining the Investment Manager in 2007, he was a Principal and a Portfolio Manager in the Global Active Equity group at SSGA. Mr. Kashanek began working in the investment field in 1994.

Jessica Kittay, a Managing Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s US Equity and Global Equity teams. Prior to joining the Investment Manager in 2010, she was at Goldman Sachs Asset Management. She has been working in the investment field since 2001.

Scott Kolar, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s US Small Cap Equity Select and Global Small Cap Equity teams. Prior to joining the Investment Manager in 2023, Mr. Kolar worked at Connacht Asset Management, Ridgeworth Investments, Fortress Investment Group and Goldman Sachs Asset Management, where he spent the majority of his career. He began working in the investment field in 1994. He is a CFA charterholder.

Andrew D. Lacey, a Managing Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s US Equity and Global Equity teams. Mr. Lacey joined the Investment Manager in 1996 and has been working in the investment field since 1995. Effective October 1, 2025, Mr. Lacey will become a Senior Advisor with the Investment Manager and will no longer serve as a portfolio manager.

Alex Lai, a Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s Equity Advantage teams. Prior to joining the Investment Manager in 2008, he was a Vice President and Quantitative Portfolio Manager in the Global Active Equity group at SSGA. Mr. Lai began working in the investment field in 2002 and is a CFA Charterholder.

Matthew Landy is a portfolio manager/analyst on the Investment Manager’s Global Listed Infrastructure and Global Equity Franchise teams. Prior to joining the Investment Manager in 2005, Mr. Landy worked in the private equity industry where he was involved in early stage venture capital in Europe and management buy-out investing in Australia. Previously he was an Equity Analyst with Tyndall Investment Management.

Kurt Livermore, a Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s Equity Advantage teams. Prior to joining the Investment Manager in 2023, he was a senior quantitative equity Portfolio Manager with Acadian Asset Management. Mr. Livermore began working in the investment field in 1997 and is a CFA Charterholder.

Ciprian Marin, a Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s Equity Advantage teams. Prior to joining the Investment Manager in 2008, Mr. Marin was a Senior Portfolio Manager at SSGA, managing European, UK and Global funds. He began working in the investment field in 1997.

Stephen Marra, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Investment Solutions team, specializing in asset allocation and strategy research. Prior to joining the Investment Solutions team, Mr. Marra worked in Settlements, Fixed Income Risk and Quantitative Technology. He began working in the investment field in 1999 upon joining the Investment Manager.

Shanu Mathew, a Senior Vice President of the Investment Manager, is a portfolio manager/analyst on the US Sustainable Equity team and a research analyst on the US Equity team, focusing on companies’ sustainability and net zero efforts. Mr. Mathew began working in the investment field in 2015. Prior to joining the Investment Manager in 2021, Mr. Mathew was a Vice President and Head of ESG at First Eagle Alternative Credit. He has also worked at Expanse and started his career in investment banking at Evercore.

Dan McGoey, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Investment Solutions team. Prior to joining the Investment Manager in 2021, he was a Managing Director and Research Analyst at Citigroup in New York and Sao Paulo, where he was also Head of Brazil Research. Previously, he was an Equity Analyst with Deutsche Bank in New York and Mexico City. He has been working in the investment field since 1995.

Thomas Miller, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s US Fixed Income team. Mr. Miller began working in the investment field in 1997 and joined the Investment Manager in 2003.

Paul Moghtader, a Managing Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s Equity Advantage teams. Prior to joining the Investment Manager in 2007, he was Head of the Global Active Equity Group and a Senior Portfolio Manager at SSGA. Mr. Moghtader began his career at Dain Bosworth as a research assistant when he began working in the investment field in 1992. He is a CFA Charterholder.

John Mulquiney is a portfolio manager/analyst on the Investment Manager’s Global Listed Infrastructure and Global Equity Franchise teams. Prior to joining the Investment Manager in August 2005, Mr. Mulquiney worked at Tyndall Australia and in the Asset and Infrastructure Group at Macquarie Bank, where he undertook transactions and developed valuation models for airports, electricity generators, rail projects and health infrastructure. Mr. Mulquiney is a CFA Charterholder.

Emmanuel Naar, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s US Convertibles and Global Convertibles teams. He began working in the investment field in 2012. Prior to joining the Investment Manager in 2019, Mr. Naar worked for LFG from 2015 and before 2015 was a trader for Citigroup’s Fixed Income division in London.

Kevin O’Hare, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Developing Markets Equity team, focusing on the technology, health care, telecommunications and consumer discretionary sectors. He began working in the investment field in 1991. Prior to joining the Investment Manager in 2001, Mr. O’Hare was with Merrill Lynch and Moore Capital Management. Mr. O’Hare is a CFA Charterholder.

Sebastien Pigeon, a Director of the Investment Manager, is a portfolio manager/analyst on the European, International, and Global Small Cap Equity teams. He began working in the investment industry in 1995. Prior to joining the Investment Manager in 2024, Mr. Pigeon was a Portfolio Manager at Columbia Wanger on the Acorn European Fund. Previously, he held roles at Morningstar, Driehaus Capital Management, and Exane BNP Paribas. He is a CFA charterholder.

Michael Powers, a Senior Advisor of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s International Equity teams. He began working in the investment field in 1990 when he joined the Investment Manager.

Andrew Raab, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s US Convertibles and Global Convertibles teams. He began working in the investment field in 2004. Prior to joining the Investment Manager’s US Convertibles and Global Convertibles teams, Mr. Raab was a Research Analyst on the Investment Manager’s Emerging Income team.

Ganesh Ramachandran, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Emerging Income and Emerging Markets Equity teams. Mr. Ramachandran began working in the investment field in 1997 when he joined the Investment Manager.

Sean Reynolds, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s capital structure and convertibles-based teams. Prior to joining the Investment Manager in 2007, Mr. Reynolds was a portfolio manager for convertible arbitrage strategies at SAC Capital Management and a senior portfolio manager at Sailfish Capital Partners’ G2 Multistrategy Fund. In addition, he previously had portfolio management and/or trading roles with Clinton Group, Deutsche Bank, UBS and Merrill Lynch. Mr. Reynolds began working in the investment field in 1993.

Warryn Robertson is a portfolio manager/analyst on the Investment Manager’s Global Listed Infrastructure and Global Equity Franchise teams. Prior to joining the Investment Manager in April 2001, Mr. Robertson spent three years with Capital Partners, an independent advisory house, where he was an associate director developing business valuations for infrastructure assets and other alternative equity investments including airports, toll roads, timber plantations, power stations and coal mines. Mr. Robertson is a member of the Securities Institute of Australia and the Institute of Chartered Accountants.

Edward Rosenfeld, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Global, International and European Small Cap Equity teams. He began working in the investment industry in 1996. Prior to joining the Investment Manager in 2001, Mr. Rosenfeld was an analyst with J.P. Morgan.

Craig Scholl, a Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s Equity Advantage teams. Prior to joining the Investment Manager in 2007, he was a Principal and a Senior Portfolio Manager in the Global Active Equity group of SSGA. Mr. Scholl began working in the investment field in 1984 and is a CFA Charterholder.

H. Ross Seiden, a Managing Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s US Equity teams. Mr. Seiden began working in the investment field in 2006. Prior to joining the Investment Manager in 2010, Mr. Seiden was an equity research associate covering the financials sector at Credit Suisse.

Paul Selvey-Clinton, a Managing Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s International Equity teams. He joined the Investment Manager in 2014 and has been working in the investment field since 2006. Prior to joining the Investment Manager, Mr. Selvey-Clinton was an Equity Analyst and Partner with Occitan Capital and an Equity Analyst with Brevan Howard Asset Management.

John R. Senesac, Jr., a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s US Fixed Income team. Prior to joining the Investment Manager in 2000, Mr. Senesac was associated with Alliance Capital/Regent Investor Services and Trenwick America Reinsurance Corporation. Mr. Senesac is a CFA Charterholder.

Oren Shiran, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Baylight team, responsible for managing various US Equity strategies. He began working in the investment field in 2005. Prior to joining the Investment Manager in 2019, Mr. Shiran was a co-founder and managing partner with Baylight Capital, LLC (“Baylight Capital”).

Monika Shrestha, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team, responsible for research coverage of companies in the financials sector. Prior to joining the Investment Manager in 2003, Ms. Shrestha was a principal at Waterview

Advisors and a Corporate Finance Analyst with Salomon Smith Barney. Ms. Shrestha began working in the investment field in 1997.

Stefan T. Tang, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Baylight team, responsible for managing various US Equity strategies. He began working in the investment field in 2005. Prior to joining the Investment Manager in 2019, Mr. Tang was a co-founder and managing partner with Baylight Capital.

Kim Tilley, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Investment Solutions team. Prior to joining the Investment Manager in 2002, Ms. Tilley worked on the Institutional Equity Sales Desk at Wachovia Securities, Inc.

Kyle Waldhauer, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Global Equity Select team. Prior to joining the Investment Manager in 1998, he was at Fidelity Investments. He has been working in the investment field since 1994.

Susanne Willumsen, a Managing Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s Equity Advantage teams. Prior to joining the Investment Manager in 2008, she was Managing Director, Head of Active Equities Europe with SSGA. Ms. Willumsen began working in the investment field in 1993.

Barnaby Wilson, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s International Quality Growth and various Global Equity teams. Prior to joining the Investment Manager in 1999, Mr. Wilson worked for Orbitex Investments. He began working in the investment field in 1998, and is a CFA Charterholder.

Additional information about the compensation and other accounts managed by members of the portfolio management team, as well as each team member’s ownership of shares of the relevant Portfolio(s), is contained in the Fund’s SAI.

Administrator and Custodian

State Street Bank and Trust Company (“State Street”), located at One Iron Street, Boston, Massachusetts 02210, serves as each Portfolio’s administrator and acts as custodian of the Portfolios’ investments.

Transfer Agent

SS&C Global Investor and Distribution Solutions, Inc. (“SS&C GIDS”) acts as the Fund’s transfer agent and dividend disbursing agent.

Distributor

Lazard Asset Management Securities LLC (the “Distributor”) acts as distributor for the Fund’s shares.

Lazard Funds Shareholder Information

General

Portfolio shares are sold and redeemed, without a sales charge, on a continuous basis at the NAV next determined after an order in proper form is received by the Transfer Agent or another authorized entity. Investors transacting in Institutional or R6 shares through a financial intermediary acting as a broker in an agency capacity may be required to pay a commission directly to the broker. The Portfolios also offer Open shares that have different fees and expenses. Lazard Real Assets Portfolio’s NAV is disclosed daily at www.lazardassetmanagement.com or by calling (800) 823-6300.

Financial intermediaries may have different policies and procedures than those described in this prospectus or the SAI. Accordingly, the availability of certain share classes and/or investor services described in this prospectus or the SAI will depend on the policies, procedures and trading platforms of the financial intermediary. To be eligible for the share classes and/or investor services described in this prospectus or the SAI, you may need to open an account directly with the Fund or a financial intermediary that offers such classes and/or services. Financial intermediaries determine the class of shares available for their clients and may receive different compensation for selling one class of shares than for selling another class of shares. Consult a representative of your financial intermediary for further information.

The NAV per share for each Class of each Portfolio is determined each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. The Fund values securities and other assets for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Calculation of NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of non-US securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the NAV will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs. Non-US securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

Eligibility to Purchase R6 Shares

R6 Shares are currently offered only by Lazard US Equity Concentrated Portfolio, Lazard US Equity Focus Portfolio, Lazard US Small Cap Equity Select Portfolio, Lazard US Systematic Small Cap Equity Portfolio, Lazard International Equity Portfolio, Lazard International Quality Growth Portfolio, Lazard International Strategic Equity Portfolio, Lazard Emerging Markets Equity Portfolio, Lazard Emerging Markets Core Equity Portfolio, Lazard Emerging Markets Equity Advantage Portfolio, Lazard Real Assets Portfolio and Lazard US High Yield Portfolio.

R6 Shares are not subject to any service or distribution fees. Neither the Fund nor the Investment Manager or its affiliates will provide any distribution, shareholder or participant servicing, account maintenance, sub-accounting, sub-transfer agency, administrative, recordkeeping or reporting, transaction processing, support or similar payments, or “revenue sharing” payments, in connection with investments in, or conversions into, R6 Shares (collectively, “Service Payments”).

Employee Benefit Plans (as defined below), Board members and other individuals considered to be affiliates of the Fund or the Investment Manager and their family members, and discretionary accounts with the Investment Manager, as well as affiliated and non-affiliated registered investment companies, may purchase R6 Shares.

“Employee Benefit Plans” include:

• retirement plan level, retirement plan administrator level or omnibus accounts;

• retirement plans—employer-sponsored 401(k) and 403(b), 457, Keogh, profit sharing, money purchase, defined benefit/defined contribution, target benefit and Taft-Hartley plans;

• non-qualified deferred compensation plans;

• voluntary employees’ beneficiary associations; and

• post-employment benefit plans, including retiree health benefit plans.

Employee Benefit Plans, Board members and other individuals considered to be affiliates of the Fund or the Investment Manager, and discretionary accounts with the Investment Manager, as well as affiliated and non-affiliated registered investment companies may purchase R6 Shares with no investment minimum.

Certain other types of plans, and institutional or other investors, may be eligible to purchase R6 Shares, subject to the minimum investment amount set forth below, including, but not limited to:

• 529 plans;

• endowments and foundations;

• states, counties or cities or their instrumentalities;

• insurance companies, trust companies and bank trust departments; and

• certain other institutional investors.

Except as specifically provided above, R6 Shares may not be purchased by:

• individual investors and/or retail accounts including accounts purchasing through wrap programs;

• IRAs and Coverdells;

• SEPs, SIMPLEs and SARSEPs; and

• individual 401(k) and 403(b) plans.

The Fund and the Distributor will consider requests by holders of Institutional Shares to convert such shares to R6 Shares on a case by case basis, provided eligibility requirements and relevant minimums are met.

Minimum Investments

All purchases made by check should be in US Dollars and made payable to “The Lazard Funds, Inc.” Third party checks will not be accepted. The Fund will not accept cash or cash equivalents (such as currency, money orders or travelers checks) for the purchase of Fund shares. Please note the following minimums in effect:

Institutional Shares*†	$10,000

Open Shares*†	$2,500
R6 Shares†	$1,000,000

*  Unless the investor is a client of a securities dealer or other institution which has made an aggregate minimum initial investment in a Portfolio for its clients of at least $10,000 for Institutional Shares or $2,500 for Open Shares.

† There is no minimum initial or subsequent investment for Board members and other individuals considered to be affiliates of the Fund or the Investment Manager and their family members, discretionary accounts with the Investment Manager, affiliated and non-affiliated registered investment companies and, for R6 Shares only, Employee Benefit Plans.

The subsequent investment minimum is $50 for Institutional Shares and Open Shares. There is no subsequent investment minimum for R6 Shares.

Open Shares investors investing directly with a Portfolio who meet the Institutional Shares minimum may request that their Open Shares be converted to Institutional Shares. Investors investing through a securities dealer or other institution should consult that firm regarding share class availability and applicable minimums.

The Fund reserves the right to change or waive the minimum initial and subsequent investment requirements at any time without prior notice.

Reorganization of Lazard International Equity Advantage Portfolio Into Lazard International Dynamic Equity ETF

The Board of Directors of the Fund, on behalf of Lazard International Equity Advantage Portfolio (the “Acquired Portfolio”), and the Board of Trustees of Lazard Active ETF Trust, on behalf of Lazard International Dynamic Equity ETF (the “Acquiring Portfolio”), have approved an Agreement and Plan of Reorganization (the “Plan”). The Plan provides for the transfer of all of the Acquired Portfolio’s assets and liabilities to the Acquiring Portfolio in a tax-free exchange solely for shares of the Acquiring Portfolio, the distribution of such shares of the Acquiring Portfolio to Acquired Portfolio shareholders and the subsequent termination of the Acquired Portfolio (the “Reorganization”). The Reorganization will become effective on or about May 9, 2025.

An Information Statement/Prospectus with respect to the proposed Reorganization was mailed to Acquired Portfolio shareholders in February 2025.

In anticipation of the Reorganization, on March 31, 2025, the Acquired Portfolio was closed to any investments for new accounts.

How to Buy Shares

Through the Transfer Agent:

Shareholders who do not execute trades through a broker-dealer or other financial intermediary should submit their purchase requests to the Transfer Agent by telephone or mail, as follows:

Initial Purchase

By Mail

1. Complete a Purchase Application. Indicate the services to be used.

2. Send the Purchase Application and a check for at least the minimum investment amount (if applicable) payable to “The Lazard Funds, Inc.” to:

regular mail
The Lazard Funds, Inc.

PO Box Number 219441

Kansas City, MO 64105-1307
Attention: (Name of Portfolio and Class of Shares)

overnight delivery
The Lazard Funds, Inc.

801 Pennsylvania Ave Suite 219441

Kansas City, MO 64105-1307

By Wire

Your bank may charge you a fee for this service.

1. Call (800) 986-3455 toll-free from any state and provide the following:

• the Portfolio(s) and Class of shares to be invested in

• name(s) in which shares are to be registered

• address

• social security or tax identification number

• dividend payment election

• amount to be wired

• name of the wiring bank, and

• name and telephone number of the person to be contacted in connection with the order.

An account number will then be assigned.

2. Instruct the wiring bank to transmit the specified amount in federal funds, giving the wiring bank the account name(s) and assigned account number, to State Street:

ABA #: 011000028
State Street Bank and Trust Company Boston, Massachusetts
Custody and Shareholder Services Division DDA 9905-2375
Attention: (Name of Portfolio and Class of Shares)
The Lazard Funds, Inc.
Shareholder’s Name and Account Number

3. Complete a Purchase Application. Indicate the services to be used. Mail the Purchase Application to the address set forth in Item 2 under “Initial Purchase–By Mail” above.

Additional Purchases

By Mail

1. Make a check payable to “The Lazard Funds, Inc.” Write the shareholder’s account number on the check.

2. Mail the check and the detachable stub from the Statement of Account (or a letter providing the account number) to the address set forth in Item 2 under “Initial Purchase–By Mail” above.

By Wire

Instruct the wiring bank to transmit the specified amount in federal funds to State Street, as instructed in Item 2 under “Initial Purchase–By Wire” above.

By ACH

Shareholders may purchase additional shares of a Portfolio by automated clearing house (“ACH”). To set up the ACH purchases option, call (800) 986-3455. ACH is similar to making Automatic Investments (described below under “Shareholder Information—Investor Services—Automatic Investments”), except that shareholders may choose the date on which to make the purchase. The Fund will need a voided check or deposit slip before shareholders may purchase by ACH.

By Exchange

Shareholders may purchase additional shares of a Portfolio by exchange from another Portfolio, as described below under “Shareholder Information— Investor Services—Exchange Privilege.”

Purchases through the Automatic Investment Plan
(Open Shares only) (Minimum $50)

Investors may participate in the Automatic Investment Plan by making subsequent investments in a Portfolio through automatic deductions from a designated bank account at regular intervals selected by the investor. The Automatic Investment Plan enables an investor to make regularly scheduled investments and may provide investors with a convenient way to invest for long-term financial goals. To enroll in the Automatic Investment Plan, call (800) 986-3455.

Individual Retirement Accounts
(Open Shares and Institutional Shares only)

The Fund may be used as an investment for IRAs. Completion of a Lazard Funds IRA application is required. For a Direct IRA Account (an account other than an IRA rollover) a $5 establishment fee and a $15 annual maintenance and custody fee is payable to State Street for each IRA Fund account; in addition, a $10 termination fee will be charged and paid to State Street when the account is closed. For more information on IRAs, call (800) 986-3455.

Market Timing/Excessive Trading

Each Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance and may create increased transaction and administrative costs that must be borne by the Portfolios and their shareholders, including those not engaged in such activity. In addition, such activity may dilute the value of Portfolio shares held by long-term investors. The Board has approved policies and procedures with respect to frequent purchases and redemptions of Portfolio shares that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. The Fund will not knowingly accommodate excessive trading, market timing or other abusive trading practices.

The Fund routinely reviews Portfolio share transactions and seeks to identify and deter abusive trading practices. The Fund monitors for transactions that may be harmful to a Portfolio, either on an individual basis or as part of a pattern of abusive trading practices. Each Portfolio reserves the right to refuse, with or without notice, any purchase or exchange request that could adversely affect the Portfolio, its operations or its shareholders, including those requests from any individual or group who, in the Fund’s view, is likely to engage in excessive trading, market timing or other abusive trading practices, and where a particular account appears to be engaged in abusive trading practices, the Fund will seek to restrict future purchases of Portfolio shares by that account or may temporarily or permanently terminate the availability of the exchange privilege, or reject in whole or part any exchange request, with respect to such investor’s account. When an exchange request in respect of Portfolio shares is rejected, such shares may be redeemed from the Portfolio on request of the investor. The Fund may deem a shareholder to be engaged in abusive trading practices without advance notice and based on information unrelated to the specific trades in the shareholder’s account. For instance, the Fund may determine that the shareholder’s account is linked to another account that was previously restricted or a third party intermediary may provide information to the Fund with respect to a particular account that is of concern to the Fund. Accounts under common ownership, control or perceived affiliation may be considered together for purposes of determining a pattern of excessive trading practices. An investor who makes more than six exchanges per Portfolio during any twelve-month period, or who makes exchanges that appear to coincide with a market timing strategy, may be deemed to be engaged in excessive trading. In certain cases, the Fund may deem a single “roundtrip” trade or exchange (redeeming or exchanging a Portfolio’s shares followed by purchasing or exchanging into shares of that Portfolio) as a violation of the Fund’s policy against abusive trading practices. The Fund’s actions may not be subject to appeal.

To discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s NAV is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. See “Shareholder Information—General.” The codes of ethics of the Fund, the Investment Manager and the Distributor in respect of personal trading contain limitations on trading in Portfolio shares.

As described below, the Fund may take up to seven days to pay redemption proceeds. This may occur when, among other circumstances, the investor redeeming shares is engaged in excessive trading or if the redemption request otherwise would be disruptive to efficient portfolio management or would otherwise adversely affect the Portfolio.

Except as otherwise noted, all of the policies described in this section apply uniformly to all Portfolio accounts. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to a Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. If the Fund is not able to prevent abusive trading practices, such trading may disrupt investment strategies, harm performance and increase costs to all Portfolio investors, including those not engaged in such activity. The Fund’s policy on abusive trading practices does not apply to automatic investment or automatic exchange privileges.

Securities trading in non-US markets are particularly susceptible to time zone arbitrage. As a result, Portfolios investing in securities trading in non-US markets, including Lazard Opportunistic Strategies Portfolio, which may invest in Underlying Funds that invest in securities trading in non-US markets, may be at greater risk for market timing than funds that invest in securities trading in US markets.

Distribution and Servicing Arrangements

Each Portfolio offers Institutional Shares and Open Shares, and certain Portfolios offer R6 Shares. Each share class has different investment minimums and different expense ratios. The Fund has adopted a plan under rule 12b-1 (the “12b-1 plan”) that allows each Portfolio to pay the Distributor a fee, at the annual rate of .25% of the value of the average daily net assets of each Portfolio’s Open Shares, for distribution and services provided to holders of Open Shares. Because these fees are paid out of each Portfolio’s assets on an on-going basis, over time these recurring fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Institutional Shares and R6 shares do not pay a rule 12b-1 fee. Financial intermediaries and other third parties may receive payments pursuant to the 12b-1 plan.

The Investment Manager or the Distributor may provide additional cash payments out of its own resources to financial intermediaries that sell shares and/or provide marketing, shareholder servicing, account administration or other services with respect to Open Shares and Institutional Shares. Such payments are in addition to any fees paid by a Portfolio’s Open Shares under rule 12b-1. The receipt of such payments pursuant to the 12b-1 plan or from the Investment Manager or Distributor could create an incentive for the financial intermediaries to offer a Portfolio instead of other mutual funds where such payments are not received. Financial intermediaries determine the class of shares available for their clients and may receive different compensation for selling one class of shares than for selling another class of shares. Further information is contained in the SAI, and you should consult your financial intermediary for further details.

How to Sell Shares

General

If you request a Portfolio to transmit your redemption proceeds to you by check, the Portfolio expects that your redemption proceeds normally will be sent within two business days after your request is received in proper form. If you request a Portfolio to transmit your redemption proceeds to you by wire or ACH, and the Portfolio already has your bank account information on file, the Portfolio expects that your redemption proceeds normally will be wired within one business day or sent by ACH within three business days, as applicable, to your bank account after your request is received in proper form. Payment of redemption proceeds may take longer than the number of days the Portfolio typically expects and may take up to seven days after your order is received in proper form by the Portfolio’s transfer agent or other authorized entity, particularly for very large redemptions or during periods of stressed market conditions or high redemption volume.

The processing of redemptions may be suspended, and the delivery of redemption proceeds may be delayed beyond seven days, depending on the circumstances, for any period: (i) during which the NYSE is closed (other than on holidays or weekends), or during which trading on the NYSE is restricted; (ii) when an emergency exists that makes the disposal of securities owned by a Portfolio or the determination of the fair value of the Portfolio’s net assets not reasonably practicable; or (iii) as permitted by order of the SEC for the protection of Portfolio shareholders. For these purposes, the SEC determines the conditions under which trading shall be deemed to be restricted and an emergency is deemed to exist.

Where the shares to be sold have been purchased by check or through the Automatic Investment Plan, the sale proceeds will be transmitted to you promptly upon bank clearance of your purchase check, which may take up to ten calendar days.

Under normal circumstances, each Portfolio expects to meet redemption requests by using cash it holds in its portfolio or selling portfolio securities to generate cash. In addition, Portfolios may draw upon an unsecured credit facility for temporary or emergency purposes, including to meet redemption requests. Redemption requests also may be satisfied, in whole or in part, through a redemption-in-kind (a payment in portfolio securities instead of cash). A Portfolio may make an in-kind redemption under the following circumstances: (1) (i) the Investment Manager determines that an in-kind redemption is more advantageous to the Portfolio (e.g., due to advantageous tax consequences or lower transaction costs) than selling/purchasing portfolio securities; or the redeeming shareholder has requested an in-kind redemption, (ii) the Investment Manager determines that an in-kind redemption will not favor the redeeming shareholder to the detriment of any other shareholder or the Portfolio, and (iii) the Investment Manager determines that an in-kind redemption is in the best interests of the Portfolio; (2) to manage liquidity risk; (3) in stressed market conditions; or (4) subject to the approval of the Board of the Fund, including a majority of the Directors who are not “interested persons” (as defined in the 1940 Act) of the Fund, in other circumstances identified by the Investment Manager. Any securities distributed in kind will remain exposed to market risk until sold, and you may incur transaction costs and taxable gain when selling the securities.

Selling Shares

Through the Transfer Agent:

Shareholders who do not execute trades through a broker-dealer or other financial intermediary should submit their sale requests to the Transfer Agent by telephone or mail, as follows:

By Telephone

A shareholder may redeem shares by calling the Transfer Agent. To redeem shares by telephone, the shareholder must have properly completed and submitted to the Transfer Agent either a Purchase Application authorizing such redemption or a signed letter requesting that the telephone redemption privilege be added to the account. To place a redemption request, or to have the telephone redemption privilege added to your account, please call the Transfer Agent’s toll-free number, (800) 986-3455. In order to confirm that telephone instructions for redemptions are genuine, the Fund has established reasonable procedures to be employed by the Fund and the Transfer Agent, including the requirement that a form of personal identification be provided.

By Mail

1. Write a letter of instruction to the Fund. Indicate the dollar amount or number of shares to be sold, the Portfolio and Class, the shareholder’s account number, and social security or taxpayer identification number.

2. Sign the letter in exactly the same way the account is registered. If there is more than one owner of the account, all must sign.

3. If shares to be sold have a value of $50,000 or more, the signature(s) must be guaranteed by a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System, broker-dealer, registered securities association or clearing agency, or other participant in a signature guarantee program. Signature guarantees by a notary public are not acceptable. Further documentation may be requested to evidence the authority of the person or entity making the redemption request. In addition, all redemption requests that include instructions for redemption proceeds to be sent somewhere other than the address on file must be signature guaranteed.

4. Send the letter to the Transfer Agent at the following address:

regular mail
The Lazard Funds, Inc.

PO Box Number 219441

Kansas City, MO 64105-1307
Attention: (Name of Portfolio and Class of Shares)

overnight delivery
The Lazard Funds, Inc.

801 Pennsylvania Ave Suite 219441

Kansas City, MO 64105-1307

Investor Services

Automatic Reinvestment Plan allows your dividends and capital gain distributions to be reinvested in additional shares of your Portfolio or another Portfolio.

Automatic Investment Plan allows you to purchase Open Shares through automatic deductions from a designated bank account.

Systematic Withdrawal Plan allows you to receive payments at regularly scheduled intervals if your account holds at least $10,000 in Portfolio shares at the time plan participation begins. The maximum regular withdrawal amount for monthly withdrawals is 1% of the value of your Portfolio shares at the time plan participation begins.

Exchange Privilege allows you, depending on the arrangements of any broker or other financial intermediary associated with your account through which shares of the Portfolio are held, to exchange shares of one Portfolio that have been held for seven days or more for shares of the same Class of another Portfolio in an identically registered account at the next determined NAV of each Portfolio following placement of the exchange order.

There is no other cost associated with this service. All exchanges are subject to the minimum initial investment requirements.

A shareholder may exchange shares by writing or calling the Transfer Agent. To exchange shares by telephone, the shareholder must have properly completed and submitted to the Transfer Agent either a Purchase Application authorizing such exchanges or a signed letter requesting that the exchange privilege be added to the account. The Transfer Agent’s toll-free number for exchanges is (800) 986-3455. In order to confirm that telephone instructions for exchanges are genuine, the Fund has established reasonable procedures to be employed by the Fund and the Transfer Agent, including the requirement that a form of personal identification be provided.

The Fund reserves the right to limit the number of times shares may be exchanged between Portfolios, to reject any telephone exchange order, or to otherwise modify or discontinue the exchange privilege at any time. If an exchange request is refused, the Fund will take no other action with respect to the shares until it receives further instructions from the investor. See “Shareholder Information—How to Buy Shares—Market Timing/ Excessive Trading” for more information about restrictions on exchanges.

Conversion Feature may allow you or one or more brokers or other financial intermediaries authorized by the Fund (“Service Agents”), in the Fund’s discretion, to convert holdings of one class of Portfolio shares for a different class of shares of the same Portfolio. Granting of conversion requests relating to shares held pursuant to an arrangement with a Service Agent depend on the specific arrangements with the Service Agent. Conversion requests from individual shareholders invested in Open Shares in an account not associated with a Service Agent and invested directly with the Portfolio to convert to Institutional Shares will be granted if the shareholder’s holdings meet the Institutional Shares’ minimum initial investment. For federal income tax purposes, a same-Portfolio share class conversion is not expected to result in the realization by the investor of a capital gain or loss; however, shareholders are advised to consult with their own tax advisers with respect to the particular tax consequences to shareholders of an investment in a Portfolio.

General Policies

In addition to the policies described above, the Fund reserves the right to:

• redeem an account, with notice, if the value of the account falls below $1,000

• convert Institutional Shares or R6 Shares held by a shareholder whose account is less than $10,000 to Open Shares, upon written notice to the shareholder

• suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the SEC

• change or waive the required minimum investment amounts

Also in addition to the policies described above, the Fund may refuse or restrict purchase or exchange requests for Portfolio shares by any person or group if, in the judgment of the Fund’s management:

• a Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected

• a Portfolio receives or anticipates receiving simultaneous orders that may significantly affect the Portfolio (e.g., amounts equal to 1% or more of the Portfolio’s total assets)

The Fund also reserves the right to close a Portfolio to investors at any time.

Account Policies, Dividends and Taxes

Account Statements

You will receive quarterly statements detailing your account activity. All investors will also receive an annual statement detailing the tax characteristics of any dividends and distributions that you have received in your account. You will also receive confirmations of each trade executed in your account.

To reduce expenses, only one copy of the most recent annual and semi-annual reports of the Fund may be mailed to your household, even if you have more than one account with the Fund. Call (800) 542-1061 if you need additional copies of annual or semi-annual reports. Call the Transfer Agent at the telephone number listed on the back cover if you need account information.

Dividends and Distributions

Income dividends are normally declared each business day and paid monthly for US High Yield Portfolio and US Short Duration Fixed Income Portfolio. For Global Listed Infrastructure Portfolio and Real Assets Portfolio, income dividends, if any, are anticipated to be paid quarterly. For all other Portfolios, income dividends are anticipated to be paid annually. Net capital gains, if any, are normally distributed annually but may be distributed more frequently. Annual year end distribution estimates are expected to be available on or about October 15, 2025 at www.lazardassetmanagement.com or by calling (800) 823-6300. Estimates for any “spillback” distributions (income and/or net capital gains from the prior fiscal year that were not declared by the end of that fiscal year) are expected to be available on or about August 6, 2025 at www.lazardassetmanagement.com or by calling (800) 823-6300. Any estimates provided may change, perhaps significantly, one or more times prior to the time of declaration of the distribution. Final year-end and any distribution amounts are also expected to be posted at www.lazardassetmanagement.com on the first business day of the following month.

Dividends and distributions of a Portfolio will be reinvested in additional shares of the same Class of the Portfolio at the NAV on the ex-dividend date, and credited to the shareholder’s account on the payment date or, at the shareholder’s election, paid in cash. Each share Class of the Portfolio will generate a different dividend because each has different expenses. Dividend checks and account statements will be mailed approximately two business days after the payment date.

Tax Information

Please be aware that the following tax information is general and refers to the provisions of the Code, which are in effect as of the date of this Prospectus. You should consult a tax adviser about the status of your distributions from your Portfolio.

Distributions you receive from a Portfolio are generally subject to federal income tax, and may also be subject to state or local taxes. All dividends and short-term capital gains distributions are generally taxable to you as ordinary income, and long-term capital gains distributions are generally taxable as long-term capital gains. A portion of certain distributions of dividends to non-corporate shareholders may qualify for taxation at the long-term capital gain rate, as long as certain holding period and other requirements are met. A portion of certain distributions of dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction, as long as certain holding period and other requirements are met. Distributions in excess of a Portfolio's current and accumulated earnings and profits are treated as a tax-free return of your investment to the extent of your basis in the Portfolio shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of your investment, reduces your basis in the Portfolio shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of the Portfolio shares.

Keep in mind that distributions may be taxable to you at different rates which generally depend on the length of time a Portfolio held the applicable investment, not the length of time that you held your Portfolio shares. The tax status of any distribution is the same regardless of how long you have been in a Portfolio and whether you reinvest your distributions or take them in cash. High portfolio turnover and more volatile markets can result in taxable distributions to shareholders, regardless of whether their shares increased in value. Character and tax status of all distributions will be available to you after the close of each calendar year.

If you buy shares of the Portfolio before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying into a dividend.”

A Portfolio may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, a Portfolio may deduct these taxes in computing its taxable income.

Non-US investors are generally subject to US withholding tax and may be subject to estate tax with respect to their Portfolio shares. However, withholding is generally not required on properly reported distributions to non-US investors of long-term capital gains.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

When you do sell your Portfolio shares, you will have a taxable capital gain or loss, unless such shares were held in an IRA or other tax-deferred account, and you may also be subject to state and local taxes. An exchange of a Portfolio's shares for shares of another Portfolio will be treated as a sale of the Portfolio's shares. When you sell your Portfolio shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Generally, this capital gain or loss is long-term or short-term depending on whether your holding period exceeds one year, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividends that were received on the shares. Additionally, any loss realized on a sale, exchange or redemption of Shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Portfolio within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, such as pursuant to a dividend reinvestment in shares of the Portfolio If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

Reporting to you and the IRS is required annually on Form 1099-B not only with respect to the gross proceeds of Portfolios shares you sell or redeem but also their cost basis. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, FIFO (“first-in, first-out”) or some other specific identification method. Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different methodology. You should consult with your tax advisors to determine the best cost basis method for your tax situation.

Withholding of US tax at a 30% rate is required with respect to payments of taxable dividends made to certain non-US entities that fail to comply (or be deemed compliant) with reporting and withholding requirements designed to inform the US Department of the Treasury of US-owned foreign investment accounts. You may be requested to provide additional information to enable the applicable withholding agent to determine whether withholding is required.

Federal law requires a Portfolio to withhold taxes on distributions paid to shareholders who:

• fail to provide a social security number or taxpayer identification number

• fail to certify that their social security number or taxpayer identification number is correct

• fail to certify, or otherwise establish in accordance with applicable law, that they are exempt from withholding.

Lazard Funds Financial Highlights

Financial Highlights

The financial highlights tables presented for each of the Portfolios are intended to help you understand each Portfolio’s financial performance for the past five years or, if shorter, the period of each Portfolio’s operations. As of the date of this Prospectus, only Lazard US Equity Concentrated Portfolio, Lazard US Equity Focus Portfolio, Lazard US Small Cap Equity Select Portfolio, Lazard US Systematic Small Cap Equity Portfolio, Lazard International Equity Portfolio, Lazard International Quality Growth Portfolio, Lazard International Strategic Equity Portfolio, Lazard Emerging Markets Equity Portfolio, Lazard Emerging Markets Core Equity Portfolio, Lazard Emerging Markets Equity Advantage Portfolio, Lazard Real Assets Portfolio and Lazard US High Yield Portfolio had issued R6 Shares.

Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), if any. The financial highlights information has been audited by Deloitte & Touche LLP, whose reports, along with each Portfolio’s financial statements, are included in the annual reports, which are available upon request.

Lazard Developing Markets Equity Portfolio

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$12.66	$11.82	$15.40	$17.31	$14.55

Income (loss) from investment operations:
Net investment income (loss)(a)	0.13	0.27	0.13	0.05	0.04
Net realized and unrealized gain (loss)	0.73	0.85	(3.61)	(1.81)	2.76
Total from investment operations	0.86	1.12	(3.48)	(1.76)	2.80

Less distribution from:
Net investment income	(0.11)	(0.28)	(0.09)	(0.15)	(0.04)
Return of Capital	—	—	(0.01)	—	—

Total distributions	(0.11)	(0.28)	(0.10)	(0.15)	(0.04)
Net asset value, end of period	$13.41	$12.66	$11.82	$15.40	$17.31
Total Return(b)	6.81%	9.55%	-22.61%	-10.14%	19.33%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$82,908	$86,699	$91,910	$148,419	$190,689
Ratios to average net assets:
Net expenses	1.10%	1.13%	1.15%	1.15%	1.17%
Gross expenses	1.25%	1.24%	1.23%	1.15%	1.21%
Net investment income (loss)	0.99%	2.17%	1.02%	0.28%	0.33%
Portfolio turnover rate	24%	24%	30%	39%	57%

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$12.59	$11.75	$15.31	$17.21	$14.51

Income (loss) from investment operations:
Net investment income (loss)(a)	0.10	0.23	0.10	— (c)	0.01
Net realized and unrealized gain (loss)	0.72	0.86	(3.59)	(1.78)	2.73
Total from investment operations	0.82	1.09	(3.49)	(1.78)	2.74

Less distribution from:
Net investment income	(0.08)	(0.25)	(0.07)	(0.12)	(0.04)

Total distributions	(0.08)	(0.25)	(0.07)	(0.12)	(0.04)
Net asset value, end of period	$13.33	$12.59	$11.75	$15.31	$17.21
Total Return(b)	6.50%	9.34%	-22.81%	-10.37%	18.97%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,551	$5,703	$5,487	$9,193	$9,914
Ratios to average net assets:
Net expenses	1.35%	1.38%	1.40%	1.40%	1.44%
Gross expenses	1.60%	1.59%	1.56%	1.45%	1.53%
Net investment income (loss)	0.76%	1.89%	0.76%	—% (d)	0.04%
Portfolio turnover rate	24%	24%	30%	39%	57%

(a)	Net investment income (loss) has been computed using the average shares method.
(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street SS&C Global Investor and Distribution Solutions (“SS&C GIDS”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

(c)	Amount is less than $0.01 per share.
(d)	Amount is less than $0.005 per share.

Lazard Emerging Markets Core Equity Portfolio

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$9.81	$8.87	$11.56	$13.12	$11.79

Income (loss) from investment operations:
Net investment income (loss)(a)	0.13	0.17	0.17	0.08	0.08
Net realized and unrealized gain (loss)	0.58	0.92	(2.67)	(1.55)	1.33
Total from investment operations	0.71	1.09	(2.50)	(1.47)	1.41

Less distribution from:
Net investment income	(0.13)	(0.15)	(0.19)	(0.09)	(0.08)

Total distributions	(0.13)	(0.15)	(0.19)	(0.09)	(0.08)
Net asset value, end of period	$10.39	$9.81	$8.87	$11.56	$13.12
Total Return(b)	7.26%	12.29%	-21.63%	-11.21%	11.98%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$109,428	$115,633	$92,730	$156,284	$209,503
Ratios to average net assets:
Net expenses	1.10%	1.15%	1.22%	1.16%	1.20%
Gross expenses	1.24%	1.27%	1.23%	1.16%	1.20%
Net investment income (loss)	1.27%	1.82%	1.75%	0.64%	0.70%
Portfolio turnover rate	39%	74%	28%	31%	23%

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$9.79	$8.85	$11.53	$13.09	$11.76

Income (loss) from investment operations:
Net investment income (loss)(a)	0.11	0.15	0.14	0.04	0.04
Net realized and unrealized gain (loss)	0.57	0.91	(2.65)	(1.55)	1.33
Total from investment operations	0.68	1.06	(2.51)	(1.51)	1.37

Less distribution from:
Net investment income	(0.11)	(0.12)	(0.17)	(0.05)	(0.04)

Total distributions	(0.11)	(0.12)	(0.17)	(0.05)	(0.04)
Net asset value, end of period	$10.36	$9.79	$8.85	$11.53	$13.09
Total Return(b)	6.90%	12.05%	-21.80%	-11.53%	11.66%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,032	$2,281	$1,427	$2,113	$2,544
Ratios to average net assets:
Net expenses	1.35%	1.41%	1.48%	1.50%	1.50%
Gross expenses	1.65%	1.76%	1.69%	1.55%	1.62%
Net investment income (loss)	1.02%	1.57%	1.46%	0.34%	0.35%
Portfolio turnover rate	39%	74%	28%	31%	23%

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
R6 Shares
Net asset value, beginning of period	$9.82	$8.88	$11.57	$13.13	$11.80

Income (loss) from investment operations:
Net investment income (loss)(a)	0.15	0.19	0.18	0.09	0.07
Net realized and unrealized gain (loss)	0.57	0.90	(2.68)	(1.56)	1.34
Total from investment operations	0.72	1.09	(2.50)	(1.47)	1.41

Less distribution from:
Net investment income	(0.14)	(0.15)	(0.19)	(0.09)	(0.08)

Total distributions	(0.14)	(0.15)	(0.19)	(0.09)	(0.08)
Net asset value, end of period	$10.40	$9.82	$8.88	$11.57	$13.13
Total Return(b)	7.31%	12.32%	-21.58%	-11.19%	11.97%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$775	$161	$347	$311	$544
Ratios to average net assets:
Net expenses	1.05%	1.11%	1.18%	1.16%	1.20%
Gross expenses	1.75%	3.09%	2.11%	1.91%	1.87%
Net investment income (loss)	1.40%	1.94%	1.87%	0.66%	0.63%
Portfolio turnover rate	39%	74%	28%	31%	23%

(a)	Net investment income (loss) has been computed using the average shares method.
(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street SS&C Global Investor and Distribution Solutions (“SS&C GIDS”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

Lazard Emerging Markets Equity Portfolio

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$17.17	$14.57	$18.12	$18.03	$18.48

Income (loss) from investment operations:
Net investment income (loss)(a)	0.67	0.67	0.80	0.56	0.37
Net realized and unrealized gain (loss)	0.64	2.58	(3.49)	0.42	(0.44)
Total from investment operations	1.31	3.25	(2.69)	0.98	(0.07)

Less distribution from:
Net investment income	(0.56)	(0.65)	(0.86)	(0.89)	(0.38)

Total distributions	(0.56)	(0.65)	(0.86)	(0.89)	(0.38)
Net asset value, end of period	$17.92	$17.17	$14.57	$18.12	$18.03
Total Return(b)	7.59%	22.39%	-14.86%	5.44%	-0.10%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,941,483	$2,393,341	$2,281,187	$3,271,175	$3,923,878
Ratios to average net assets:
Net expenses	1.07%	1.08%	1.06%	1.07%	1.09%
Gross expenses	1.07%	1.08%	1.06%	1.07%	1.09%
Net investment income (loss)	3.66%	4.12%	4.92%	2.93%	2.36%
Portfolio turnover rate	20%	26%	23%	34%	39%

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$17.76	$15.06	$18.70	$18.58	$19.03

Income (loss) from investment operations:
Net investment income (loss)(a)	0.66	0.64	0.78	0.53	0.34
Net realized and unrealized gain (loss)	0.65	2.66	(3.60)	0.43	(0.45)
Total from investment operations	1.31	3.30	(2.82)	0.96	(0.11)

Less distribution from:
Net investment income	(0.51)	(0.60)	(0.82)	(0.84)	(0.34)

Total distributions	(0.51)	(0.60)	(0.82)	(0.84)	(0.34)
Net asset value, end of period	$18.56	$17.76	$15.06	$18.70	$18.58
Total Return(b)	7.35%	22.03%	-15.09%	5.19%	-0.34%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$266,112	$275,834	$251,237	$371,863	$421,990
Ratios to average net assets:
Net expenses	1.32%	1.34%	1.32%	1.32%	1.34%
Gross expenses	1.32%	1.34%	1.32%	1.32%	1.34%
Net investment income (loss)	3.47%	3.86%	4.71%	2.68%	2.08%
Portfolio turnover rate	20%	26%	23%	34%	39%

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
R6 Shares
Net asset value, beginning of period	$17.18	$14.58	$18.13	$18.04	$18.47

Income (loss) from investment operations:
Net investment income (loss)(a)	0.68	0.60	0.78	0.54	0.40
Net realized and unrealized gain (loss)	0.63	2.65	(3.47)	0.44	(0.45)
Total from investment operations	1.31	3.25	(2.69)	0.98	(0.05)

Less distribution from:
Net investment income	(0.56)	(0.65)	(0.86)	(0.89)	(0.38)

Total distributions	(0.56)	(0.65)	(0.86)	(0.89)	(0.38)
Net asset value, end of period	$17.93	$17.18	$14.58	$18.13	$18.04
Total Return(b)	7.59%	22.37%	-14.86%	5.44%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$31,049	$27,276	$8,004	$9,880	$23,631
Ratios to average net assets:
Net expenses	1.07%	1.08%	1.06%	1.06%	1.08%
Gross expenses	1.08%	1.12%	1.10%	1.08%	1.09%
Net investment income (loss)	3.72%	3.68%	4.83%	2.83%	2.52%
Portfolio turnover rate	20%	26%	23%	34%	39%

(a)	Net investment income (loss) has been computed using the average shares method.
(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

Lazard Emerging Markets Equity Advantage Portfolio

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$10.87	$9.83	$12.88	$13.79	$11.84

Income (loss) from investment operations:
Net investment income (loss)(a)	0.21	0.24	0.29	0.27	0.10
Net realized and unrealized gain (loss)	1.03	1.01	(3.01)	(0.15)	1.97
Total from investment operations	1.24	1.25	(2.72)	0.12	2.07

Less distribution from:
Net investment income	(0.18)	(0.21)	(0.29)	(0.22)	(0.10)
Net realized gains	—	—	(0.04)	(0.81)	(0.02)

Total distributions	(0.18)	(0.21)	(0.33)	(1.03)	(0.12)
Net asset value, end of period	$11.93	$10.87	$9.83	$12.88	$13.79
Total Return(b)	11.41%	12.76%	-21.09%	0.96%	17.50%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$193,779	$131,856	$80,506	$68,538	$27,898
Ratios to average net assets:(c)
Net expenses	0.91%	0.90%	0.91%	0.93%	1.10%
Gross expenses	0.95%	0.98%	1.11%	1.21%	1.97%
Net investment income (loss)	1.79%	2.33%	2.73%	1.90%	0.87%
Portfolio turnover rate	68%	61%	122%	88%	91%

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$10.87	$9.84	$12.88	$13.79	$11.85

Income (loss) from investment operations:
Net investment income (loss)(a)	0.20	0.26	0.25	0.12	0.09
Net realized and unrealized gain (loss)	1.01	0.95	(2.98)	(0.04)	1.93
Total from investment operations	1.21	1.21	(2.73)	0.08	2.02

Less distribution from:
Net investment income	(0.15)	(0.18)	(0.27)	(0.18)	(0.06)
Net realized gains	—	—	(0.04)	(0.81)	(0.02)

Total distributions	(0.15)	(0.18)	(0.31)	(0.99)	(0.08)
Net asset value, end of period	$11.93	$10.87	$9.84	$12.88	$13.79
Total Return(b)	11.13%	12.36%	-21.21%	0.63%	17.10%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$270	$258	$93	$979	$876
Ratios to average net assets:
Net expenses	1.16%	1.15%	1.16%	1.25%	1.35%
Gross expenses	2.36%	2.93%	3.20%	1.75%	2.68%
Net investment income (loss)	1.73%	2.60%	2.11%	0.80%	0.76%
Portfolio turnover rate	68%	61%	122%	88%	91%

Selected data for a share of capital	Year Ended	For the Period 2/22/23* to
stock outstanding throughout each period	12/31/24	12/31/23
R6 Shares
Net asset value, beginning of period	$10.87	10.27

Income (loss) from investment operations:
Net investment income (loss)(a)	0.17	0.20
Net realized and unrealized gain (loss)	1.09	0.61
Total from investment operations	1.26	0.81

Less distribution from:
Net investment income	(0.19)	(0.21)

Total distributions	(0.19)	(0.21)
Net asset value, end of period	$11.94	(0.22)
Total Return(b)	11.55%	7.98%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,336	152
Ratios to average net assets:(c)
Net expenses	0.86%	0.85%
Gross expenses	1.48%	6.22%
Net investment income (loss)	1.44%	2.25%
Portfolio turnover rate	68%	61%

*	The inception date for the R6 Shares was February 22, 2023.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

(c)	Annualized for a period of less than one year except for non-recurring expenses.

Lazard Enhanced Opportunities Portfolio

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22	12/31/21		12/31/20
Institutional Shares
Net asset value, beginning of period	$8.13	$7.72	$9.36	$9.13		$8.84

Income (loss) from investment operations:
Net investment income (loss)(a)	0.41	0.11	0.18	0.14	#	0.20
Net realized and unrealized gain (loss)	0.47	0.43	(0.86)	0.48		0.69
Total from investment operations	0.88	0.54	(0.68)	0.62		0.89

Less distribution from:
Net investment income	(0.45)	(0.13)	(0.40)	(0.05)		(0.22)
Net realized gains	—	—	(0.49)	(0.34)		(0.38)
Return of Capital	—	—	(0.07)	—		—

Total distributions	(0.45)	(0.13)	(0.96)	(0.39)		(0.60)
Net asset value, end of period	$8.56	$8.13	$7.72	$9.36		$9.13
Total Return(b)	10.94%	7.02%	-7.39%	6.81%	#	10.11%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$41,431	$36,827	$39,139	$145,836		$19,537
Ratios to average net assets:
Net expenses	3.55%	3.77%	2.41%	1.70%	#	2.23%
Gross expenses	3.93%	4.23%	2.51%	2.05%		3.79%
Gross expenses, excluding expenses on securities sold short	1.63%	1.71%	1.35%	1.54%		2.82%
Net investment income (loss)	4.81%	1.35%	2.03%	1.47%	#	2.22%
Portfolio turnover rate:
Excluding securities sold short	349%	187%	178%	168%		167%
Including securities sold short	440%	270%	233%	341%		241%

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22	12/31/21		12/31/20
Open Shares
Net asset value, beginning of period	$8.15	$7.75	$9.37	$9.13		$8.82

Income (loss) from investment operations:
Net investment income (loss)(a)	0.39	0.09	0.15	0.13	#	0.16
Net realized and unrealized gain (loss)	0.48	0.42	(0.84)	0.47		0.70
Total from investment operations	0.87	0.51	(0.69)	0.60		0.86

Less distribution from:
Net investment income	(0.43)	(0.11)	(0.32)	(0.02)		(0.17)
Net realized gains	—	—	(0.49)	(0.34)		(0.38)
Return of capital	—	—	(0.12)	—		—

Total distributions	(0.43)	(0.11)	(0.93)	(0.36)		(0.55)
Net asset value, end of period	$8.59	$8.15	$7.75	$9.37		$9.13
Total Return(b)	10.76%	6.63%	-7.45%	6.55%	#	9.83%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$574	$506	$434	$775		$168
Ratios to average net assets:
Net expenses	3,81%	4.02%	2.89%	1.92%	#	2.45%
Gross expenses	5.09%	5.54%	4.34%	2.99%		4.94%
Gross expenses, excluding expenses on securities sold short	2.78%	3.02%	2.95%	2.52%		3.99%
Net investment income (loss)	4.57%	1.13%	1.67%	1.42%	#	1.75%
Portfolio turnover rate:
Excluding securities sold short	349%	187%	178%	168%		167%
Including securities Sold short	440%	270%	233%	341%		241%

#

A one-time voluntary reimbursement by the administrator increased the net investment income per share amount of $0.01 per share. For Institutional Shares and Open Shares, the one-time voluntary reimbursement by the administrator increased the total return ratio by 0.11%, decreased the net expense ratios by 0.07% and 0.06% respectively and increased the net investment income (loss) ratios by 0.06%.

(a)	Net investment income (loss) has been computed using the average shares method.
(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C Global Investor and Distribution Solutions (“SS&C GIDS”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

Lazard Equity Franchise Portfolio

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$9.89	$9.06	$10.78	$10.17	$10.17

Income (loss) from investment operations:
Net investment income (loss)(a)	0.23	0.18	0.14	0.15	0.10
Net realized and unrealized gain (loss)	(0.55)	1.51	(0.70)	2.14	0.02
Total from investment operations	(0.32)	1.69	(0.56)	2.29	0.12

Less distribution from:
Net investment income	(0.22)	(0.24)	(0.10)	(0.15)	(0.07)
Net realized gains	(1.02)	(0.62)	(1.06)	(1.53)	(0.05)

Total distributions	(1.24)	(0.86)	(1.16)	(1.68)	(0.12)
Net asset value, end of period	$8.33	$9.89	$9.06	$10.78	$10.17
Total Return(b)	-3.16%	18.70%	-5.21%	22.76%	1.15%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$172,952	$118,676	$159,864	$105,429	$91,720
Ratios to average net assets:
Net expenses	0.94%	0.95%	0.95%	0.95%	0.95%
Gross expenses	0.94%	0.96%	0.98%	0.98%	1.11%
Net investment income (loss)	2.35%	1.80%	1.35%	1.29%	1.09%
Portfolio turnover rate	94%	81%	115%	73%	79%

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$9.88	$9.05	$10.77	$10.17	$10.17

Income (loss) from investment operations:
Net investment income (loss)(a)	0.19	0.16	0.12	0.12	0.09
Net realized and unrealized gain (loss)	(0.52)	1.51	(0.70)	2.13	— (c)
Total from investment operations	(0.33)	1.67	(0.58)	2.25	0.09

Less distribution from:
Net investment income	(0.20)	(0.22)	(0.08)	(0.12)	(0.04)
Net realized gains	(1.02)	(0.62)	(1.06)	(1.53)	(0.05)

Total distributions	(1.22)	(0.84)	(1.14)	(1.65)	(0.09)
Net asset value, end of period	$8.33	$9.88	$9.05	$10.77	$10.17
Total Return(b)	-3.33%	18.42%	-5.45%	22.36%	0.90%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$146	$177	$190	$93	$129
Ratios to average net assets:
Net expenses	1.20%	1.20%	1.20%	1.20%	1.20%
Gross expenses	3.21%	2.72%	4.13%	4.45%	3.64%
Net investment income (loss)	1.96%	1.60%	1.17%	1.05%	1.00%
Portfolio turnover rate	94%	81%	115%	73%	79%

(a)	Net investment income (loss) has been computed using the average shares method.
(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

(c)	Amount is less than $0.01 per share.

Lazard Global Equity Select Portfolio

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24		12/31/23		12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$17.65		$15.37		$18.77	$16.32	$14.56

Income (loss) from investment operations:
Net investment income (loss)(a)	0.11	*	0.13	*	0.09	0.09	0.07
Net realized and unrealized gain (loss)	1.74		2.49		(3.33)	3.11	2.24
Total from investment operations	1.85		2.62		(3.24)	3.20	2.31

Less distribution from:
Net investment income	(0.11)		(0.14)		(0.09)	(0.09)	(0.05)
Net realized gains	(1.15)		(0.20)		(0.07)	(0.66)	(0.50)

Total distributions	(1.26)		(0.34)		(0.16)	(0.75)	(0.55)
Net asset value, end of period	$18.24		$17.65		$15.37	$18.77	$16.32
Total Return(b)	10.44%	*	17.05%	*	-17.28%	19.75%	15.97%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$97,667		$96,716		$91,303	$109,943	$92,418
Ratios to average net assets:
Net expenses	0.86%		0.88%		0.88%	0.84%	0.90%
Gross expenses	0.86%		0.88%		0.88%	0.84%	0.95%
Net investment income (loss)	0.57%	*	0.79%	*	0.58%	0.50%	0.46%
Portfolio turnover rate	23%		5%		19%	22%	90%

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24		12/31/23		12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$17.66		$15.38		$18.78	$16.33	$14.57

Income (loss) from investment operations:
Net investment income (loss)(a)	0.05	*	0.09	*	0.05	0.03	0.05
Net realized and unrealized gain (loss)	1.74		2.48		(3.33)	3.11	2.22
Total from investment operations	1.79		2.57		(3.28)	3.14	2.27

Less distribution from:
Net investment income	(0.06)		(0.09)		(0.05)	(0.03)	(0.01)
Net realized gains	(1.15)		(0.20)		(0.07)	(0.66)	(0.50)

Total distributions	(1.21)		(0.29)		(0.12)	(0.69)	(0.51)
Net asset value, end of period	$18.24		$17.66		$15.38	$18.78	$16.33
Total Return(b)	10.07%	*	16.73%	*	-17.50%	19.37%	15.67%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$683		$1,183		$1,254	$1,543	$1,158
Ratios to average net assets:
Net expenses	1.15%		1.15%		1.15%	1.15%	1.15%
Gross expenses	1.81%		1.57%		1.49%	1.40%	1.74%
Net investment income (loss)	0.26%	*	0.52%	*	0.30%	0.18%	0.35%
Portfolio turnover rate	23%		5%		19%	22%	90%

*

There was less than $0.01 impact on the Net investment income per share and no impact on the total return of the Portfolio as a result of European Union dividend withholding tax reclaims filings for the years ended December 31, 2024 and December 31, 2023, respectively.There was a 0.02% and 0.03% impact on the net investment income (loss) ratio of the Portfolio for the years ended December 31, 2024 and December 31, 2023, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.

(a)	Net investment income (loss) has been computed using the average shares method.
(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

Lazard Global Listed Infrastructure Portfolio

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23		12/31/22	12/31/21		12/31/20
Institutional Shares
Net asset value, beginning of period	$15.28	$14.20		$16.50	$14.65		$15.78

Income (loss) from investment operations:
Net investment income (loss)(a)	0.51	0.44	*	0.41 *	0.61	*	0.27
Net realized and unrealized gain (loss)	0.51	1.09		(0.60)	2.27		(1.02)
Total from investment operations	1.02	1.53		(0.19)	2.88		(0.75)

Less distribution from:
Net investment income	(0.52)	(0.45)		(0.84)	(0.72)		(0.04)
Net realized gains	(0.15)	—		(1.27)	(0.31)		(0.27)
Return of Capital	—	—		—	—		(0.07)

Total distributions	(0.67)	(0.45)		(2.11)	(1.03)		(0.38)
Net asset value, end of period	$15.63	$15.28		$14.20	$16.50		$14.65
Total Return(b)	6.71%	10.89%	*	-1.30% *	19.87%	*	-4.48%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,156,171	$8,390,489		$7,789,195	$7,308,516		$7,289,680
Ratios to average net assets:
Net expenses	0.96%	0.96%		0.96%	0.96%		0.96%
Gross expenses	0.96%	0.96%		0.96%	0.96%		0.96%
Net investment income (loss)	3.25%	2.98%	*	2.54% *	3.86%	*	1.87%
Portfolio turnover rate	36%	25%		39%	28%		42%

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23		12/31/22	12/31/21		12/31/20
Open Shares
Net asset value, beginning of period	$15.29	$14.21		$16.51	$14.66		$15.79

Income (loss) from investment operations:
Net investment income (loss)(a)	0.47	0.40	*	0.37 *	0.55	*	0.23
Net realized and unrealized gain (loss)	0.51	1.09		(0.61)	2.29		(1.01)
Total from investment operations	0.98	1.49		(0.24)	2.84		(0.78)

Less distribution from:
Net investment income	(0.48)	(0.41)		(0.79)	(0.68)		(0.03)
Net realized gains	(0.15)	—		(1.27)	(0.31)		(0.25)
Return of capital	—	—		—	—		(0.07)

Total distributions	(0.63)	(0.41)		(2.06)	(0.99)		(0.35)
Net asset value, end of period	$15.64	$15.29		$14.21	$16.51		$14.66
Total Return(b)	6.43%	10.60%	*	-1.55% *	19.56%	*	-4.68%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$272,934	$284,468		$336,227	$300,372		$307,757
Ratios to average net assets:
Net expenses	1.21%	1.22%		1.21%	1.21%		1.21%
Gross expenses	1.21%	1.22%		1.21%	1.21%		1.21%
Net investment income (loss)	2.99%	2.73%	*	2.31% *	3.50%	*	1.57%
Portfolio turnover rate	36%	25%		39%	28%		42%

*

Includes $0.00, $0.00 and $0.04 of refunds received as a result of European Union dividend withholding tax reclaims filings for the year ended December 31, 2023, December 31, 2022 and December 31, 2021, respectively. There was a 0.00%, 0.00% and 0.29% impact on the total return of the Portfolio for the year ended December 31, 2023, December 31, 2022 and December 31, 2021, respectively. There was a 0.01%, 0.03% and 0.26% impact on the net investment income (loss) ratio of the Portfolio for the year ended December 31, 2023, December 31, 2022 and December 31, 2021, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.

(a)	Net investment income (loss) has been computed using the average shares method.
(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street SS&C Global Investor and Distribution Solutions (“SS&C GIDS”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.

Lazard International Equity Portfolio

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24		12/31/23		12/31/22	12/31/21		12/31/20
Institutional Shares
Net asset value, beginning of period	$16.16		$14.41		$17.98	$20.02		$18.61

Income (loss) from investment operations:
Net investment income (loss)(a)	0.33	*	0.33	*	0.29 *	0.67	*	0.21
Net realized and unrealized gain (loss)	0.63		2.03		(2.96)	0.49		1.41
Total from investment operations	0.96		2.36		(2.67)	1.16		1.62

Less distribution from:
Net investment income	(0.56)		(0.44)		(0.26)	(1.07)		(0.21)
Net realized gains	(0.84)		(0.17)		(0.64)	(2.13)		—

Total distributions	(1.40)		(0.61)		(0.90)	(3.20)		(0.21)
Net asset value, end of period	$15.72		$16.16		$14.41	$17.98		$20.02
Total Return(b)	5.90%	*	16.43%	*	-14.83% *	6.00%	*	8.76%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$790,903		$1,014,462		$869,014	$1,567,011		$2,812,450
Ratios to average net assets:
Net expenses	0.85%		0.84%		0.83%	0.82%		0.82%
Gross expenses	0.85%		0.84%		0.83%	0.82%		0.82%
Net investment income (loss)	1.93%	*	2.08%	*	1.89% *	3.21%	*	1.21%
Portfolio turnover rate	41%		48%		31%	34%		38%

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24		12/31/23		12/31/22	12/31/21		12/31/20
Open Shares
Net asset value, beginning of period	$16.41		$14.63		$18.24	$20.26		$18.84

Income (loss) from investment operations:
Net investment income (loss)(a)	0.29	*	0.29	*	0.27 *	0.63	*	0.17
Net realized and unrealized gain (loss)	0.65		2.06		(3.01)	0.50		1.41
Total from investment operations	0.94		2.35		(2.74)	1.13		1.58

Less distribution from:
Net investment income	(0.52)		(0.40)		(0.23)	(1.02)		(0.16)
Net realized gains	(0.84)		(0.17)		(0.64)	(2.13)		—

Total distributions	(1.36)		(0.57)		(0.87)	(3.15)		(0.16)
Net asset value, end of period	$15.99		$16.41		$14.63	$18.24		$20.26
Total Return(b)	5.67%	*	16.11%	*	-15.05% *	5.76%	*	8.43%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$57,855		$56,809		$54,781	$93,296		$120,781
Ratios to average net assets:
Net expenses	1.10%		1.10%		1.09%	1.07%		1.08%
Gross expenses	1.10%		1.10%		1.09%	1.07%		1.08%
Net investment income (loss)	1.67%	*	1.80%	*	1.70% *	2.98%	*	0.97%
Portfolio turnover rate	41%		48%		31%	34%		38%

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24		12/31/23		12/31/22	12/31/21		12/31/20
R6 Shares
Net asset value, beginning of period	$16.13		$14.38		$17.95	$19.99		$18.58

Income (loss) from investment operations:
Net investment income (loss)(a)	0.34	*	0.34	*	0.31 *	0.67	*	0.21
Net realized and unrealized gain (loss)	0.63		2.03		(2.97)	0.50		1.41
Total from investment operations	0.97		2.37		(2.66)	1.17		1.62

Less distribution from:
Net investment income	(0.57)		(0.45)		(0.27)	(1.08)		(0.21)
Net realized gains	(0.84)		(0.17)		(0.64)	(2.13)		—

Total distributions	(1.41)		(0.62)		(0.91)	(3.21)		(0.21)
Net asset value, end of period	$15.69		$16.13		$14.38	$17.95		$19.99
Total Return(b)	5.96%	*	16.50%	*	-14.82% *	6.03%	*	8.79%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$69,665		$73,535		$63,434	$116,187		$129,419
Ratios to average net assets:
Net expenses	0.81%		0.81%		0.80%	0.80%		0.81%
Gross expenses	0.85%		0.85%		0.83%	0.82%		0.83%
Net investment income (loss)	1.96%	*	2.15%	*	2.02% *	3.20%	*	1.21%
Portfolio turnover rate	41%		48%		31%	34%		38%

*

Includes $0.03, $0.02, $0.02 and $0.07 of refunds received as a result of European Union dividend withholding tax reclaims filings for the years ended December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively.There was a 0.20%, 0.14%, 0.12% and 0.42% impact to the Institutional and R6 Share Class and a 0.20%, 0.15%, 0.12% and 0.40% impact to the Open Class on the total return of the Portfolio for the years ended December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively.There was a 0.19%, 0.12%, 0.15% and 0.31% impact on the net investment income (loss) ratio of the Portfolio for the years ended December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.

(a)	Net investment income (loss) has been computed using the average shares method.
(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

Lazard International Equity Advantage Portfolio

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$11.12	$9.34	$11.19	$10.32	$9.99

Income (loss) from investment operations:
Net investment income (loss)(a)	0.22	0.26	0.29	0.29	0.20
Net realized and unrealized gain (loss)	1.07	1.59	(1.79)	1.15	0.33
Total from investment operations	1.29	1.85	(1.50)	1.44	0.53

Less distribution from:
Net investment income	(0.21)	(0.07)	(0.30)	(0.29)	(0.20)
Net realized gains	(0.40)	—	(0.05)	(0.28)	—

Total distributions	(0.61)	(0.07)	(0.35)	(0.57)	(0.20)
Net asset value, end of period	$11.80	$11.12	$9.34	$11.19	$10.32
Total Return(b)	11.68%	19.82%	-13.45%	13.94%	5.41%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,384	$3,076	$2,444	$2,855	$2,472
Ratios to average net assets:
Net expenses	0.80%	0.80%	0.85%	0.90%	0.90%
Gross expenses	1.54%	5.66%	7.06%	5.81%	8.57%
Net investment income (loss)	1.79%	2.50%	3.01%	2.54%	2.24%
Portfolio turnover rate	82%	88%	85%	99%	109%

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$11.12	$9.34	$11.20	$10.32	$9.99

Income (loss) from investment operations:
Net investment income (loss)(a)	0.19	0.22	0.27	0.26	0.18
Net realized and unrealized gain (loss)	1.08	1.60	(1.81)	1.16	0.33
Total from investment operations	1.27	1.82	(1.54)	1.42	0.51

Less distribution from:
Net investment income	(0.18)	(0.04)	(0.27)	(0.26)	(0.18)
Net realized gains	(0.40)	—	(0.05)	(0.28)	—

Total distributions	(0.58)	(0.04)	(0.32)	(0.54)	(0.18)
Net asset value, end of period	$11.81	$11.12	$9.34	$11.20	$10.32
Total Return(b)	11.49%	19.52%	-13.75%	13.75%	5.14%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$21,910	$16,345	$117	$135	$119
Ratios to average net assets:
Net expenses	1.05%	1.05%	1.10%	1.15%	1.15%
Gross expenses	1.69%	5.73%	10.77%	9.38%	12.55%
Net investment income (loss)	1.59%	2.19%	2.76%	2.29%	1.99%
Portfolio turnover rate	82%	88%	85%	99%	109%

(a)	Net investment income (loss) has been computed using the average shares method.
(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

Lazard International Equity Select Portfolio

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24		12/31/23		12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$10.50		$9.52		$11.51	$11.53	$10.75

Income (loss) from investment operations:
Net investment income (loss)(a)	0.18	*	0.17	*	0.16 *	0.31	0.11
Net realized and unrealized gain (loss)	0.04		0.97		(1.94)	0.06	0.78
Total from investment operations	0.22		1.14		(1.78)	0.37	0.89

Less distribution from:
Net investment income	(0.18)		(0.16)		(0.17)	(0.32)	(0.11)
Net realized gains	—		—		(0.04)	(0.07)	—

Total distributions	(0.18)		(0.16)		(0.21)	(0.39)	(0.11)
Net asset value, end of period	$10.54		$10.50		$9.52	$11.51	$11.53
Total Return(b)	2.12%	*	11.94%	*	-15.46% *	3.24%	8.33%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$47,111		$50,570		$51,643	$78,782	$92,121
Ratios to average net assets:
Net expenses	0.93%		0.90%		0.90%	0.87%	0.90%
Gross expenses	1.03%		1.01%		0.96%	0.87%	0.95%
Net investment income (loss)	1.60%	*	1.64%	*	1.56% *	2.60%	1.10%
Portfolio turnover rate	40%		32%		41%	35%	34%

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24		12/31/23		12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$10.56		$9.57		$11.57	$11.58	$10.80

Income (loss) from investment operations:
Net investment income (loss)(a)	0.15	*	0.14	*	0.13 *	0.24	0.08
Net realized and unrealized gain (loss)	0.05		0.98		(1.94)	0.11	0.78
Total from investment operations	0.20		1.12		(1.81)	0.35	0.86

Less distribution from:
Net investment income	(0.16)		(0.13)		(0.15)	(0.29)	(0.08)
Net realized gains	—		—		(0.04)	(0.07)	—

Total distributions	(0.16)		(0.13)		(0.19)	(0.36)	(0.08)
Net asset value, end of period	$10.60		$10.56		$9.57	$11.57	$11.58
Total Return(b)	1.85%	*	11.71%	*	-15.68% *	3.03%	8.02%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,580		$2,874		$2,910	$4,166	$2,868
Ratios to average net assets:
Net expenses	1.18%		1.15%		1.15%	1.15%	1.15%
Gross expenses	1.45%		1.44%		1.35%	1.26%	1.38%
Net investment income (loss)	1.35%	*	1.39%	*	1.30% *	2.03%	0.80%
Portfolio turnover rate	40%		32%		41%	35%	34%

*

Includes $0.02, $0.00 and $0.00 of refunds received as a result of European Union dividend withholding tax reclaims filings for the years ended December 31, 2024, December 31, 2023 and December 31, 2022, respectively.There was a 0.20%, 0.00% and 0.00% impact to the Institutional Class and 0.19%, 0.00%, and 0.00% impact to Open Class on the total return of the Portfolio for the years ended December 31, 2024, December 31, 2023 and December 31, 2022, respectively.There was a 0.17%, 0.04% and 0.02% impact on the net investment income (loss) ratio of the Portfolio for the years ended December 31, 2024, December 31, 2023 and December 31, 2022, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.

(a)	Net investment income (loss) has been computed using the average shares method.
(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

Lazard International Quality Growth Portfolio

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24		12/31/23		12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$15.55		$13.28		$16.80	$15.59	$12.69

Income (loss) from investment operations:
Net investment income (loss)(a)	0.12	*	0.13	*	0.10	0.07	0.03
Net realized and unrealized gain (loss)	0.76		2.24		(3.47)	1.48	3.01
Total from investment operations	0.88		2.37		(3.37)	1.55	3.04

Less distribution from:
Net investment income	(0.11)		(0.10)		(0.09)	(0.03)	(0.01)
Net realized gains	(0.36)		—		(0.06)	(0.31)	(0.13)

Total distributions	(0.47)		(0.10)		(0.15)	(0.34)	(0.14)
Net asset value, end of period	$15.96		$15.55		$13.28	$16.80	$15.59
Total Return(b)	5.61%	*	17.83%	*	-20.10%	9.99%	23.95%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$294,242		$255,657		$110,723	$62,468	$10,473
Ratios to average net assets:
Net expenses	0.85%		0.86%		0.85%	0.85%	0.85%
Gross expenses	0.86%		0.90%		1.05%	1.24%	3.58%
Net investment income (loss)	0.72%	*	0.87%	*	0.70%	0.44%	0.24%
Portfolio turnover rate	25%		10%		43%	7%	12%

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24		12/31/23		12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$15.46		$13.20		$16.70	$15.51	$12.65

Income (loss) from investment operations:
Net investment income (loss)(a)	0.08	*	0.10	*	0.06	0.03	(0.02)
Net realized and unrealized gain (loss)	0.76		2.22		(3.45)	1.47	3.01
Total from investment operations	0.84		2.32		(3.39)	1.50	2.99

Less distribution from:
Net investment income	(0.07)		(0.06)		(0.05)	—	—
Net realized gains	(0.36)		—		(0.06)	(0.31)	(0.13)

Total distributions	(0.43)		(0.06)		(0.11)	(0.31)	(0.13)
Net asset value, end of period	$15.87		$15.46		$13.20	$16.70	$15.51
Total Return(b)	5.38%	*	17.57%	*	-20.31%	9.69%	23.63%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,048		$1,754		$372	$333	$291
Ratios to average net assets:
Net expenses	1.10%		1.11%		1.10%	1.10%	1.10%
Gross expenses	1.37%		1.43%		2.81%	2.76%	9.57%
Net investment income (loss)	0.47%	*	0.70%	*	0.42%	0.18%	-0.15%
Portfolio turnover rate	25%		10%		43%	7%	12%

Selected data for a share of capital	Year Ended		For the Period 2/22/23# to
stock outstanding throughout each period	12/31/24		12/31/23
R6 Shares
Net asset value, beginning of period	$15.55		13.99

Income (loss) from investment operations:
Net investment income (loss)(a)	0.10	*	0.07	*
Net realized and unrealized gain (loss)	0.78		1.59
Total from investment operations	0.88		1.66

Less distribution from:
Net investment income	(0.11)		(0.10)
Net realized gains	(0.36)		—

Total distributions	(0.47)		(0.10)
Net asset value, end of period	$15.96		(0.13)
Total Return(b)	5.66%	*	11.90%	*
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,955		517
Ratios to average net assets:(c)
Net expenses	0.80%		0.81%
Gross expenses	1.03%		16.17%
Net investment income (loss)	0.59%	*	0.54%	*
Portfolio turnover rate	25%		10%

*

There was less than $0.01 impact on the Net investment income per share and no impact on the total return of the Portfolio as a result of European Union dividend withholding tax reclaims filings for the years ended December 31, 2024 and December 31, 2023.There was 0.01% and 0.00% impact on the net investment income (loss) ratio of the Portfolio for the years ended December 31, 2024 and December 31, 2023, respectively. Refer to Note
2(b) in the Notes to Financial Statements for further information.

#	The inception date for the R6 Shares was February 22, 2023.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.

(c)	Annualized for a period of less than one year except for non-recurring expenses.

Lazard International Small Cap Equity Portfolio

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23		12/31/22	12/31/21		12/31/20
Institutional Shares
Net asset value, beginning of period	$8.40	$7.69		$10.99	$13.50		$12.19

Income (loss) from investment operations:
Net investment income (loss)(a)	0.14 *	0.16	*	0.14	0.20	*	0.06
Net realized and unrealized gain (loss)	(0.45)	0.72		(3.02)	1.33		1.53
Total from investment operations	(0.31)	0.88		(2.88)	1.53		1.59

Less distribution from:
Net investment income	(0.15)	(0.17)		(0.05)	(0.56)		(0.28)
Net realized gains	—	—		(0.37)	(3.48)		—

Total distributions	(0.15)	(0.17)		(0.42)	(4.04)		(0.28)
Net asset value, end of period	$7.94	$8.40		$7.69	$10.99		$13.50
Total Return(b)	-3.69% *	11.55%	*	-26.32%	11.83%	*	13.44%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,752	$4,811		$6,940	$14,542		$29,374
Ratios to average net assets:
Net expenses	1.03%	1.09%		1.14%	1.12%		1.15%
Gross expenses	2.33%	2.14%		1.72%	1.24%		1.29%
Net investment income (loss)	1.65% *	1.96%	*	1.65%	1.34%	*	0.57%
Portfolio turnover rate	94%	45%		44%	47%		50%

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23		12/31/22	12/31/21		12/31/20
Open Shares
Net asset value, beginning of period	$8.43	$7.72		$11.03	$13.50		$12.19

Income (loss) from investment operations:
Net investment income (loss)(a)	0.11 *	0.14	*	0.14	0.15	*	0.04
Net realized and unrealized gain (loss)	(0.44)	0.72		(3.05)	1.35		1.52
Total from investment operations	(0.33)	0.86		(2.91)	1.50		1.56

Less distribution from:
Net investment income	(0.13)	(0.15)		(0.03)	(0.49)		(0.25)
Net realized gains	—	—		(0.37)	(3.48)		—

Total distributions	(0.13)	(0.15)		(0.40)	(3.97)		(0.25)
Net asset value, end of period	$7.97	$8.43		$7.72	$11.03		$13.50
Total Return(b)	-3.91% *	11.24%	*	-26.49%	11.61%	*	13.15%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,196	$7,241		$7,692	$11,969		$12,581
Ratios to average net assets:
Net expenses	1.28%	1.33%		1.39%	1.37%		1.40%
Gross expenses	2.50%	2.35%		1.97%	1.51%		1.56%
Net investment income (loss)	1.30% *	1.78%	*	1.58%	1.05%	*	0.33%
Portfolio turnover rate	94%	45%		44%	47%		50%

*

Includes $0.01, $0.03 and $0.03 of refunds received as a result of European Union dividend withholding tax reclaims filings for the years ended December 31, 2024, December 31, 2023 and December 31, 2021, respectively. There was a 0.12% impact to both the Institutional and Open class, 0.39% impact to the Institutional and 0.40% impact to the Open class and 0.31% impact to both the Institutional and Open class on the total return of the Portfolio for the years ended December 31, 2024, December 31, 2023 and December 31, 2021, respectively. There was a 0.08%, 0.34% and 0.17% impact on the net investment income (loss) ratio of the Portfolio for the for the years ended December 31, 2024, December 31, 2023 and December 31, 2021, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.

(a)	Net investment income (loss) has been computed using the average shares method.
(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

Lazard International Strategic Equity Portfolio

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23		12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$15.48	$13.42		$16.37	$16.83	$15.38

Income (loss) from investment operations:
Net investment income (loss)(a)	0.21 *	0.21	*	0.22 *	0.56 *	0.17
Net realized and unrealized gain (loss)	(0.42)	2.08		(2.98)	0.42	1.45
Total from investment operations	(0.21)	2.29		(2.76)	0.98	1.62

Less distribution from:
Net investment income	(0.29)	(0.23)		(0.19)	(0.62)	(0.17)
Net realized gains	(1.52)	—		—	(0.51)	—
Return of Capital	—	—		—	(0.31)	—

Total distributions	(1.81)	(0.23)		(0.19)	(1.44)	(0.17)
Net asset value, end of period	$13.46	$15.48		$13.42	$16.37	$16.83
Total Return(b)	-1.36% *	17.06%	*	-16.88% *	5.99% *	10.58%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,305,654	$3,950,193		$4,180,622	$5,173,405	$5,270,611
Ratios to average net assets:
Net expenses	0.82%	0.82%		0.81%	0.80%	0.81%
Gross expenses	0.82%	0.82%		0.81%	0.80%	0.81%
Net investment income (loss)	1.29% *	1.45%	*	1.56% *	3.15% *	1.18%
Portfolio turnover rate	62%	43%		33%	31%	37%

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23		12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$15.63	$13.56		$16.53	$16.99	$15.52

Income (loss) from investment operations:
Net investment income (loss)(a)	0.16 *	0.17	*	0.18 *	0.52 *	0.14
Net realized and unrealized gain (loss)	(0.41)	2.09		(3.00)	0.42	1.46
Total from investment operations	(0.25)	2.26		(2.82)	0.94	1.60

Less distribution from:
Net investment income	(0.25)	(0.19)		(0.15)	(0.60)	(0.13)
Net realized gains	(1.52)	—		—	(0.51)	—
Return of capital	—	—		—	(0.29)	—

Total distributions	(1.77)	(0.19)		(0.15)	(1.40)	(0.13)
Net asset value, end of period	$13.61	$15.63		$13.56	$16.53	$16.99
Total Return(b)	-1.61% *	16.66%	*	-17.04% *	5.67% *	10.34%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$198,450	$310,809		$308,243	$460,862	$535,285
Ratios to average net assets:
Net expenses	1.08%	1.08%		1.07%	1.06%	1.06%
Gross expenses	1.08%	1.08%		1.07%	1.06%	1.06%
Net investment income (loss)	0.97% *	1.19%	*	1.27% *	2.88% *	0.94%
Portfolio turnover rate	62%	43%		33%	31%	37%

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23		12/31/22	12/31/21	12/31/20
R6 Shares
Net asset value, beginning of period	$15.49	$13.43		$16.38	$16.85	$15.39

Income (loss) from investment operations:
Net investment income (loss)(a)	0.20 *	0.21	*	0.22 *	0.56 *	0.17
Net realized and unrealized gain (loss)	(0.40)	2.08		(2.98)	0.41	1.46
Total from investment operations	(0.20)	2.29		(2.76)	0.97	1.63

Less distribution from:
Net investment income	(0.29)	(0.23)		(0.19)	(0.62)	(0.17)
Net realized gains	(1.52)	—		—	(0.51)	—
Return of capital	—	—		—	(0.31)	—

Total distributions	(1.81)	(0.23)		(0.19)	(1.44)	(0.17)
Net asset value, end of period	$13.48	$15.49		$13.43	$16.38	$16.85
Total Return(b)	-1.30% *	17.04%	*	-16.87% *	5.93% *	10.64%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$52,085	$76,966		$96,524	$124,625	$118,678
Ratios to average net assets:
Net expenses	0.82%	0.82%		0.81%	0.80%	0.81%
Gross expenses	0.83%	0.83%		0.82%	0.81%	0.82%
Net investment income (loss)	1.27% *	1.47%	*	1.54% *	3.16% *	1.16%
Portfolio turnover rate	62%	43%		33%	31%	37%

*

Includes $0.01, $0.01, $0.01 and $0.06 of refunds received as a result of European Union dividend withholding tax reclaims filings for the years ended December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively. There was a 0.08%, 0.08%, 0.06% and 0.39% impact to the Institutional Class and a 0.07%, 0.08%, 0.06% and 0.39% impact to the R6 Share Class and a 0.07%, 0.08%, 0.06% and 0.38% impact to the Open Class on the total return of the Portfolio for the years ended December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively. There was a 0.09%, 0.06%, 0.10% and 0.33% impact on the net investment income (loss) ratio of the Portfolio for the years ended December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.

(a)	Net investment income (loss) has been computed using the average shares method.
(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

Lazard Opportunistic Strategies Portfolio

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$10.07	$9.41	$11.45	$10.58	$9.87

Income (loss) from investment operations:
Net investment income (loss)(a)	0.10	0.13	0.10	0.05	0.05
Net realized and unrealized gain (loss)	1.13	0.83	(1.80)	1.32	0.88
Total from investment operations	1.23	0.96	(1.70)	1.37	0.93

Less distribution from:
Net investment income	(0.16)	(0.15)	(0.10)	(0.04)	(0.05)
Net realized gains	(0.94)	(0.15)	(0.24)	(0.46)	(0.17)
Return of Capital	—	—	— (b)	—	—

Total distributions	(1.10)	(0.30)	(0.34)	(0.50)	(0.22)
Net asset value, end of period	$10.20	$10.07	$9.41	$11.45	$10.58
Total Return(c)	12.29%	10.29%	-14.93%	12.96%	9.47%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$31,655	$36,573	$55,411	$78,647	$78,116
Ratios to average net assets:
Net expenses	1.02%	1.02%	1.03%	1.11%	1.04%
Gross expenses	1.52%	1.41%	1.32%	1.28%	1.30%
Gross expenses, excluding expenses on securities sold short	1.52% *	1.41% *	1.32%	1.19%	1.29%
Net investment income (loss)	0.93%	1.35%	1.03%	0.40%	0.55%
Portfolio turnover rate:
Excluding securities sold short	57%	109%	128%	65%	88%
Including securities sold short	N/A% *	N/A% *	134%	65%	94%

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$10.00	$9.36	$11.38	$10.52	$9.82

Income (loss) from investment operations:
Net investment income (loss)(a)	0.07	0.12	0.07	0.02	0.03
Net realized and unrealized gain (loss)	1.13	0.80	(1.77)	1.31	0.86
Total from investment operations	1.20	0.92	(1.70)	1.33	0.89

Less distribution from:
Net investment income	(0.13)	(0.13)	(0.08)	(0.01)	(0.02)
Net realized gains	(0.94)	(0.15)	(0.24)	(0.46)	(0.17)
Return of capital	—	—	— (b)	—	—

Total distributions	(1.07)	(0.28)	(0.32)	(0.47)	(0.19)
Net asset value, end of period	$10.13	$10.00	$9.36	$11.38	$10.52
Total Return(c)	12.11%	9.85%	-15.06%	12.65%	9.14%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$119	$125	$108	$157	$154
Ratios to average net assets:
Net expenses	1.27%	1.27%	1.28%	1.36%	1.28%
Gross expenses	5.79%	6.18%	5.14%	4.06%	7.75%
Gross expenses, excluding expenses on securities sold short	5.79% *	6.18% *	5.13%	3.97%	7.74%
Net investment income (loss)	0.67%	1.25%	0.71%	0.15%	0.31%
Portfolio turnover rate:
Excluding securities sold short	57%	109%	128%	65%	88%
Including securities sold short	N/A% *	N/A% *	134%	65%	94%

*	No securities sold short during the year.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

Lazard Real Assets Portfolio^

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23		12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$9.67		$9.54	$11.21	$10.33	$10.69

Income (loss) from investment operations:
Net investment income (loss)(a)	0.33	**	0.31	0.18	0.17	0.17
Net realized and unrealized gain (loss)	0.24		0.10	(1.12)	2.04	(0.12)
Total from investment operations	0.57		0.41	(0.94)	2.21	0.05

Less distribution from:
Net investment income	(0.31)		(0.28)	(0.72)	(1.26)	(0.20)
Net realized gains	—		—	(0.01)	(0.07)	(0.21)

Total distributions	(0.31)		(0.28)	(0.73)	(1.33)	(0.41)
Net asset value, end of period	$9.93		$9.67	$9.54	$11.21	$10.33
Total Return(b)	5.90%	**	4.44%	-8.45%	21.60%	0.61%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,023		$23,755	$33,888	$36,027	$23,959
Ratios to average net assets (c):
Net expenses	0.81%		0.80%	0.80%	0.80%	0.86%
Gross expenses	2.09%		1.32%	1.34%	1.29%	2.13%
Net investment income (loss)	3.39%	**	3.31%	1.61%	1.49%	1.73%
Portfolio turnover rate	31%		68%	182%	35%	109%

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23		12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$9.68		$9.55	$11.22	$10.34	$10.67

Income (loss) from investment operations:
Net investment income (loss)(a)	0.31	**	0.28	0.18	0.13	0.17
Net realized and unrealized gain (loss)	0.24		0.11	(1.15)	2.05	(0.14)
Total from investment operations	0.55		0.39	(0.97)	2.18	0.03

Less distribution from:
Net investment income	(0.28)		(0.26)	(0.69)	(1.23)	(0.15)
Net realized gains	—		—	(0.01)	(0.07)	(0.21)

Total distributions	(0.28)		(0.26)	(0.70)	(1.30)	(0.36)
Net asset value, end of period	$9.95		$9.68	$9.55	$11.22	$10.34
Total Return(b)	5.73%	**	4.16%	-8.68%	21.28%	0.42%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$244		$263	$866	$144	$116
Ratios to average net assets (c):
Net expenses	1.06%		1.05%	1.05%	1.05%	1.13%
Gross expenses	3.81%		2.24%	2.15%	5.90%	4.64%
Net investment income (loss)	3.09%	**	2.93%	1.68%	1.16%	1.77%
Portfolio turnover rate	31%		68%	182%	35%	109%

Selected data for a share of capital	Year Ended		For the Period 7/22/22* to
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22
R6 Shares
Net asset value, beginning of period	$9.66	$9.54	$10.84

Income (loss) from investment operations:
Net investment income (loss)(a)	0.35 **	0.34	0.11
Net realized and unrealized gain (loss)	0.24	0.07	(0.75)
Total from investment operations	0.59	0.41	(0.64)

Less distribution from:
Net investment income	(0.31)	(0.29)	(0.65)
Net realized gains	—	—	(0.01)

Total distributions	(0.31)	(0.29)	(0.66)
Net asset value, end of period	$9.94	$9.66	$9.54
Total Return(b)	6.17% **	4.38%	-5.92%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$218	$40	$1
Ratios to average net assets:(c)
Net expenses	0.76%	0.75%	0.75%
Gross expenses	3.86%	32.62%	595.55%
Net investment income (loss)	3.56% **	3.69%	2.34%
Portfolio turnover rate	31%	68%	182%

^	Consolidated Financial Highlights.
*	The inception date for the R6 Shares was July 22, 2022.
**

There was less than $0.01 impact on the Net investment income per share and no impact on the total return of the Portfolio as a result of European Union dividend withholding tax reclaims filings for the year ended December 31, 2024. There was a 0.01% impact on the net investment income (loss) ratio of the Portfolio. Refer to Note 2(b) in the Notes to Financial Statements for further information.

(a)	Net investment income (loss) has been computed using the average shares method.
(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.

(c)	Annualized for a period of less than one year except for non-recurring expenses.

Lazard US Convertibles Portfolio

Selected data for a share of capital	Year Ended		For the Period 12/30/22* to
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22
Institutional Shares
Net asset value, beginning of period	$10.65	$10.04	$10.00

Income (loss) from investment operations:
Net investment income (loss)(a)	0.23	0.27	—	(b)
Net realized and unrealized gain (loss)	0.32	0.74	0.04
Total from investment operations	0.55	1.01	0.04

Less distribution from:
Net investment income	(0.24)	(0.26)	—
Net realized gains	— (b)	(0.14)	—

Total distributions	(0.24)	(0.40)	—
Net asset value, end of period	$10.96	$10.65	$10.04
Total Return(c)	5.25%	10.18%	0.40%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,851	$9,108	$4,920
Ratios to average net assets:(d)
Net expenses	0.75%	0.75%	0.75%
Gross expenses	1.86%	4.59%	3.08%
Net investment income (loss)	2.11%	2.55%	-0.75%
Portfolio turnover rate	38%	22%	0%

Selected data for a share of capital	Year Ended		For the Period 12/30/22* to
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22
Open Shares
Net asset value, beginning of period	$10.65	$10.04	$10.00

Income (loss) from investment operations:
Net investment income (loss)(a)	0.20	0.24	—	(b)
Net realized and unrealized gain (loss)	0.33	0.75	0.04
Total from investment operations	0.53	0.99	0.04

Less distribution from:
Net investment income	(0.21)	(0.24)	—
Net realized gains	— (b)	(0.14)	—

Total distributions	(0.21)	(0.38)	—
Net asset value, end of period	$10.97	$10.65	$10.04
Total Return(c)	5.08%	9.91%	0.40%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$157	$178	$100
Ratios to average net assets:(d)
Net expenses	1.00%	1.00%	1.00%
Gross expenses	4.97%	6.63%	18.24%
Net investment income (loss)	1.85%	2.32%	-1.00%
Portfolio turnover rate	38%	22%	0%

*	The Portfolio commenced operations on December 30, 2022.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street SS&C Global Investor and Distribution Solutions (“SS&C GIDS”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.

(d)	Annualized for a period of less than one year except for non-recurring expenses.

Lazard US Equity Concentrated Portfolio

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$8.54	$14.88	$19.70	$18.05	$16.84

Income (loss) from investment operations:
Net investment income (loss)(a)	0.03	0.09	0.10	0.08	0.12
Net realized and unrealized gain (loss)	0.99	2.16	(3.98)	4.55	1.39
Total from investment operations	1.02	2.25	(3.88)	4.63	1.51

Less distribution from:
Net investment income	(0.05)	(0.19)	(0.10)	(0.08)	(0.11)
Net realized gains	(5.60)	(8.40)	(0.84)	(2.90)	(0.19)

Total distributions	(5.65)	(8.59)	(0.94)	(2.98)	(0.30)
Net asset value, end of period	$3.91	$8.54	$14.88	$19.70	$18.05
Total Return(b)	10.68%	16.30%	-19.89%	26.02%	8.98%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$48,684	$181,667	$1,193,492	$1,943,232	$1,936,367
Ratios to average net assets:
Net expenses	0.91%	0.81%	0.78%	0.76%	0.76%
Gross expenses	0.91%	0.81%	0.78%	0.76%	0.76%
Net investment income (loss)	0.36%	0.55%	0.58%	0.38%	0.72%
Portfolio turnover rate	146%	81%	69%	32%	43%

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$8.71	$15.03	$19.88	$18.19	$16.98

Income (loss) from investment operations:
Net investment income (loss)(a)	0.01	0.08	0.05	0.03	0.08
Net realized and unrealized gain (loss)	0.99	2.14	(4.01)	4.58	1.38
Total from investment operations	1.00	2.22	(3.96)	4.61	1.46

Less distribution from:
Net investment income	(0.02)	(0.14)	(0.05)	(0.02)	(0.06)
Net realized gains	(5.60)	(8.40)	(0.84)	(2.90)	(0.19)

Total distributions	(5.62)	(8.54)	(0.89)	(2.92)	(0.25)
Net asset value, end of period	$4.09	$8.71	$15.03	$19.88	$18.19
Total Return(b)	10.38%	16.02%	-20.07%	25.72%	8.63%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,945	$21,231	$24,268	$35,649	$34,358
Ratios to average net assets:
Net expenses	1.14%	1.08%	1.04%	1.02%	1.02%
Gross expenses	1.14%	1.08%	1.04%	1.02%	1.02%
Net investment income (loss)	0.14%	0.51%	0.31%	0.13%	0.47%
Portfolio turnover rate	146%	81%	69%	32%	43%

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
R6 Shares
Net asset value, beginning of period	$8.65	$14.93	$19.76	$18.09	$16.89

Income (loss) from investment operations:
Net investment income (loss)(a)	0.06	0.04	0.10	0.08	0.12
Net realized and unrealized gain (loss)	1.12	2.27	(3.99)	4.56	1.38
Total from investment operations	1.18	2.31	(3.89)	4.64	1.50

Less distribution from:
Net investment income	(0.05)	(0.19)	(0.10)	(0.07)	(0.11)
Net realized gains	(5.60)	(8.40)	(0.84)	(2.90)	(0.19)

Total distributions	(5.65)	(8.59)	(0.94)	(2.97)	(0.30)
Net asset value, end of period	$4.18	$8.65	$14.93	$19.76	$18.09
Total Return(b)	12.47%	16.73%	-19.89%	26.06%	8.90%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$0(c)	$24	$2,186	$2,720	$2,177
Ratios to average net assets:
Net expenses	0.90%	0.79%	0.78%	0.76%	0.76%
Gross expenses	0.97%	1.02%	0.94%	0.87%	0.92%
Net investment income (loss)	0.65%	0.25%	0.59%	0.40%	0.73%
Portfolio turnover rate	146%	81%	69%	32%	43%

(a)	Net investment income (loss) has been computed using the average shares method.
(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

(c)	Amount is less than $1,000.

Lazard US Equity Focus Portfolio

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$15.39	$12.99	$16.07	$13.37	$12.03

Income (loss) from investment operations:
Net investment income (loss)(a)	0.13	0.13	0.10	0.08	0.11
Net realized and unrealized gain (loss)	2.05	2.43	(2.82)	3.54	1.94
Total from investment operations	2.18	2.56	(2.72)	3.62	2.05

Less distribution from:
Net investment income	(0.13)	(0.13)	(0.10)	(0.05)	(0.10)
Net realized gains	(0.96)	(0.03)	(0.26)	(0.87)	(0.61)

Total distributions	(1.09)	(0.16)	(0.36)	(0.92)	(0.71)
Net asset value, end of period	$16.48	$15.39	$12.99	$16.07	$13.37
Total Return(b)	14.13%	19.77%	-16.94%	27.36%	17.29%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$47,287	$43,673	$38,037	$42,755	$31,075
Ratios to average net assets:
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%
Gross expenses	0.77%	0.80%	0.81%	0.76%	1.26%
Net investment income (loss)	0.76%	0.93%	0.72%	0.54%	0.91%
Portfolio turnover rate	22%	38%	29%	27%	54%

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$15.48	$13.06	$16.16	$13.45	$12.09

Income (loss) from investment operations:
Net investment income (loss)(a)	0.09	0.10	0.07	0.04	0.08
Net realized and unrealized gain (loss)	2.06	2.44	(2.84)	3.55	1.96
Total from investment operations	2.15	2.54	(2.77)	3.59	2.04

Less distribution from:
Net investment income	(0.09)	(0.09)	(0.07)	(0.01)	(0.07)
Net realized gains	(0.96)	(0.03)	(0.26)	(0.87)	(0.61)

Total distributions	(1.05)	(0.12)	(0.33)	(0.88)	(0.68)
Net asset value, end of period	$16.58	$15.48	$13.06	$16.16	$13.45
Total Return(b)	13.83%	19.53%	-17.18%	26.96%	17.08%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,202	$1,170	$1,160	$1,569	$1,285
Ratios to average net assets:
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%
Gross expenses	1.31%	1.38%	1.31%	1.22%	1.79%
Net investment income (loss)	0.51%	0.68%	0.46%	0.29%	0.67%
Portfolio turnover rate	22%	38%	29%	27%	54%

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
R6 Shares
Net asset value, beginning of period	$15.39	$12.99	$16.08	$13.38	$12.04

Income (loss) from investment operations:
Net investment income (loss)(a)	0.13	0.13	0.10	0.08	0.11
Net realized and unrealized gain (loss)	2.06	2.43	(2.83)	3.54	1.94
Total from investment operations	2.19	2.56	(2.73)	3.62	2.05

Less distribution from:
Net investment income	(0.13)	(0.13)	(0.10)	(0.05)	(0.10)
Net realized gains	(0.96)	(0.03)	(0.26)	(0.87)	(0.61)

Total distributions	(1.09)	(0.16)	(0.36)	(0.92)	(0.71)
Net asset value, end of period	$16.49	$15.39	$12.99	$16.08	$13.38
Total Return(b)	14.19%	19.77%	-17.00%	27.34%	17.28%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$45,040	$47,011	$34,244	$36,066	$20,747
Ratios to average net assets:
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%
Gross expenses	0.77%	0.80%	0.81%	0.76%	1.27%
Net investment income (loss)	0.77%	0.93%	0.72%	0.52%	0.91%
Portfolio turnover rate	22%	38%	29%	27%	54%

(a)	Net investment income (loss) has been computed using the average shares method.
(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

Lazard US High Yield Portfolio

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20*
Institutional Shares
Net asset value, beginning of period	$17.92	$16.93	$19.63	$19.80	$19.68

Income (loss) from investment operations:
Net investment income (loss)(a)	0.90	0.76	0.72	0.72	0.80
Net realized and unrealized gain (loss)	0.03	1.00	(2.69)	(0.17)	0.13
Total from investment operations	0.93	1.76	(1.97)	0.55	0.93

Less distribution from:
Net investment income	(0.91)	(0.77)	(0.73)	(0.72)	(0.81)

Total distributions	(0.91)	(0.77)	(0.73)	(0.72)	(0.81)
Net asset value, end of period	$17.94	$17.92	$16.93	$19.63	$19.80
Total Return(b)	5.31%	10.65%	-10.11%	2.86%	4.96%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$121,893	$170,290	$222,884	$299,518	$298,636
Ratios to average net assets:
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%
Gross expenses	0.73%	0.70%	0.70%	0.66%	0.67%
Net investment income (loss)	5.00%	4.40%	4.06%	3.64%	4.17%
Portfolio turnover rate	49%	26%	7%	30%	26%

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20*
Open Shares
Net asset value, beginning of period	$18.00	$17.01	$19.72	$19.90	$19.76

Income (loss) from investment operations:
Net investment income (loss)(a)	0.86	0.72	0.68	0.67	0.75
Net realized and unrealized gain (loss)	0.03	1.00	(2.70)	(0.17)	0.15
Total from investment operations	0.89	1.72	(2.02)	0.50	0.90

Less distribution from:
Net investment income	(0.87)	(0.73)	(0.69)	(0.68)	(0.76)

Total distributions	(0.87)	(0.73)	(0.69)	(0.68)	(0.76)
Net asset value, end of period	$18.02	$18.00	$17.01	$19.72	$19.90
Total Return(b)	5.05%	10.35%	-10.32%	2.55%	4.80%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,610	$3,038	$2,935	$3,423	$3,733
Ratios to average net assets:
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%
Gross expenses	1.11%	1.08%	1.06%	1.00%	1.03%
Net investment income (loss)	4.78%	4.16%	3.81%	3.39%	3.94%
Portfolio turnover rate	49%	26%	7%	30%	26%

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20*
R6 Shares
Net asset value, beginning of period	$17.98	$16.99	$19.69	$19.88	$19.76

Income (loss) from investment operations:
Net investment income (loss)(a)	0.90	0.77	0.77	0.73	0.81
Net realized and unrealized gain (loss)	0.03	0.99	(2.72)	(0.18)	0.11
Total from investment operations	0.93	1.76	(1.95)	0.55	0.92

Less distribution from:
Net investment income	(0.91)	(0.77)	(0.75)	(0.74)	(0.80)

Total distributions	(0.91)	(0.77)	(0.75)	(0.74)	(0.80)
Net asset value, end of period	$18.00	$17.98	$16.99	$19.69	$19.88
Total Return(b)	5.30%	10.65%	-9.98%	2.80%	4.89%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12	$11	$1	$1	$1
Ratios to average net assets:
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%
Gross expenses	28.79%	38.30%	241.56%	231.95%	256.05%
Net investment income (loss)	5.04%	4.47%	4.30%	3.66%	4.22%
Portfolio turnover rate	49%	26%	7%	30%	26%

*	On November 17, 2020, the Portfolio effected a 1:4 reverse share split. All per share data prior to November 17, 2020 has been adjusted to reflect the reverse share split.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

Lazard US Short Duration Fixed Income

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$9.51	$9.44	$9.83	$9.89	$9.77

Income (loss) from investment operations:
Net investment income (loss)(a)	0.36	0.31	0.12	0.02	0.12
Net realized and unrealized gain (loss)	0.03	0.08	(0.38)	(0.06)	0.12
Total from investment operations	0.39	0.39	(0.26)	(0.04)	0.24

Less distribution from:
Net investment income	(0.36)	(0.32)	(0.13)	(0.02)	(0.12)

Total distributions	(0.36)	(0.32)	(0.13)	(0.02)	(0.12)
Net asset value, end of period	$9.54	$9.51	$9.44	$9.83	$9.89
Total Return(b)	4.21%	4.26%	-2.68%	-0.39%	2.46%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$33,298	$30,362	$58,574	$79,247	$87,746
Ratios to average net assets:
Net expenses	0.40%	0.40%	0.40%	0.36%	0.40%
Gross expenses	0.74%	0.66%	0.51%	0.48%	0.47%
Net investment income (loss)	3.81%	3.28%	1.28%	0.22%	1.21%
Portfolio turnover rate	276%	259%	135%	100%	97%

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$9.52	$9.45	$9.84	$9.90	$9.78

Income (loss) from investment operations:
Net investment income (loss)(a)	0.34	0.31	0.10	0.01	0.09
Net realized and unrealized gain (loss)	0.03	0.06	(0.38)	(0.06)	0.12
Total from investment operations	0.37	0.37	(0.28)	(0.05)	0.21

Less distribution from:
Net investment income	(0.34)	(0.30)	(0.11)	(0.01)	(0.09)

Total distributions	(0.34)	(0.30)	(0.11)	(0.01)	(0.09)
Net asset value, end of period	$9.55	$9.52	$9.45	$9.84	$9.90
Total Return(b)	3.95%	3.98%	-2.89%	-0.50%	2.20%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$18	$20	$17	$22	$29
Ratios to average net assets:
Net expenses	0.65%	0.65%	0.62%	0.48%	0.65%
Gross expenses	29.08%	29.63%	28.11%	18.10%	14.74%
Net investment income (loss)	3.56%	3.24%	1.06%	0.12%	0.96%
Portfolio turnover rate	276%	259%	135%	100%	97%

(a)	Net investment income (loss) has been computed using the average shares method.
(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

Lazard US Small Cap Equity Select Portfolio

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$12.42	$12.21	$14.97	$14.42	$13.64

Income (loss) from investment operations:
Net investment income (loss)(a)	(0.02)	0.01	— (b)	0.01	0.04
Net realized and unrealized gain (loss)	1.39	1.19	(2.24)	2.81	0.82
Total from investment operations	1.37	1.20	(2.24)	2.82	0.86

Less distribution from:
Net investment income	—	—	—	(0.03)	(0.02)
Net realized gains	(1.83)	(0.99)	(0.52)	(2.24)	(0.06)

Total distributions	(1.83)	(0.99)	(0.52)	(2.27)	(0.08)
Net asset value, end of period	$11.96	$12.42	$12.21	$14.97	$14.42
Total Return(c)	11.21%	10.07%	-15.23%	19.91%	6.44%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$30,584	$32,004	$34,882	$94,517	$91,984
Ratios to average net assets:
Net expenses	0.98%	1.03%	1.03%	0.94%	0.98%
Gross expenses	1.25%	1.25%	1.05%	0.94%	0.98%
Net investment income (loss)	-0.18%	0.05%	-0.03%	0.05%	0.31%
Portfolio turnover rate	99%	53%	35%	66%	80%

Selected data for a share of capital	Year Ended
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$11.04	$10.98	$13.56	$13.25	$12.58

Income (loss) from investment operations:
Net investment income (loss)(a)	(0.05)	(0.02)	(0.03)	(0.04)	— (b)
Net realized and unrealized gain (loss)	1.23	1.07	(2.03)	2.59	0.75
Total from investment operations	1.18	1.05	(2.06)	2.55	0.75

Less distribution from:
Net investment income	—	—	—	— (b)	(0.02)
Net realized gains	(1.83)	(0.99)	(0.52)	(2.24)	(0.06)

Total distributions	(1.83)	(0.99)	(0.52)	(2.24)	(0.08)
Net asset value, end of period	$10.39	$11.04	$10.98	$13.56	$13.25
Total Return(c)	10.87%	9.83%	-15.49%	19.59%	6.10%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,173	$7,371	$7,750	$10,798	$10,965
Ratios to average net assets:
Net expenses	1.23%	1.28%	1.31%	1.22%	1.28%
Gross expenses	1.57%	1.57%	1.36%	1.22%	1.28%
Net investment income (loss)	-0.43%	-0.20%	-0.27%	-0.24%	—% (d)
Portfolio turnover rate	99%	53%	35%	66%	80%

Selected data for a share of capital	Year Ended				For the Period 1/08/20* to
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
R6 Shares
Net asset value, beginning of period	$12.45	$12.25	$14.98	$14.42	13.62

Income (loss) from investment operations:
Net investment income (loss)(a)	(0.02)	0.02	(0.04)	0.01	0.04
Net realized and unrealized gain (loss)	1.41	1.17	(2.17)	2.82	0.84
Total from investment operations	1.39	1.19	(2.21)	2.83	0.88

Less distribution from:
Net investment income	—	—	—	(0.03)	(0.02)
Net realized gains	(1.83)	(0.99)	(0.52)	(2.24)	(0.06)

Total distributions	(1.83)	(0.99)	(0.52)	(2.27)	(0.08)
Net asset value, end of period	$12.01	$12.45	$12.25	$14.98	14.42
Total Return(c)	11.34%	9.95%	-15.01%	19.95%	6.59%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$212	$39	$24	$718	684
Ratios to average net assets:
Net expenses	0.92%	0.97%	1.03%	0.93%	0.96%
Gross expenses	1.18%	1.23%	1.51%	2.53%	1.65%
Net investment income (loss)	-0.14%	0.13%	-0.31%	0.05%	0.34%
Portfolio turnover rate	99%	53%	35%	66%	80%

*	The inception date for the R6 Shares was January 8, 2020.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.

(d)	Amount is less than $0.005 per share.

Lazard US Sustainable Equity Portfolio

Selected data for a share of capital	Year Ended				For the Period 06/30/20* to
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$14.08	$12.36	$15.41	$12.20	$10.00

Income (loss) from investment operations:
Net investment income (loss)(a)	0.09	0.10	0.08	0.06	0.04
Net realized and unrealized gain (loss)	1.06	1.86	(2.86)	3.47	2.23
Total from investment operations	1.15	1.96	(2.78)	3.53	2.27

Less distribution from:
Net investment income	(0.08)	(0.14)	(0.08)	(0.08)	(0.04)
Net realized gains	(0.68)	(0.10)	(0.19)	(0.24)	(0.03)

Total distributions	(0.76)	(0.24)	(0.27)	(0.32)	(0.07)
Net asset value, end of period	$14.47	$14.08	$12.36	$15.41	$12.20
Total Return(b)	8.23%	15.88%	-18.07%	29.01%	22.69%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,361	$11,239	$12,222	$14,687	$11,490
Ratios to average net assets:(c)
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Gross expenses	1,70%	1.66%	1.84%	2.08%	2.49%
Net investment income (loss)	0.60%	0.79%	0.64%	0.43%	0.65%
Portfolio turnover rate	28%	34%	23%	8%	5%

Selected data for a share of capital	Year Ended				For the Period 06/30/20* to
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$14.09	$12.37	$15.43	$12.21	$10.00

Income (loss) from investment operations:
Net investment income (loss)(a)	0.05	0.07	0.05	0.02	0.02
Net realized and unrealized gain (loss)	1.07	1.85	(2.87)	3.48	2.23
Total from investment operations	1.12	1.92	(2.82)	3.50	2.25

Less distribution from:
Net investment income	(0.05)	(0.10)	(0.05)	(0.04)	(0.01)
Net realized gains	(0.68)	(0.10)	(0.19)	(0.24)	(0.03)

Total distributions	(0.73)	(0.20)	(0.24)	(0.28)	(0.04)
Net asset value, end of period	$14.48	$14.09	$12.37	$15.43	$12.21
Total Return(b)	7.96%	15.58%	-18.32%	28.75%	22.48%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$741	$590	$537	$655	$128
Ratios to average net assets:(c)
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%
Gross expenses	2.62%	2.80%	2.88%	3.15%	5.31%
Net investment income (loss)	0.35%	0.56%	0.39%	0.17%	0.43%
Portfolio turnover rate	28%	34%	23%	8%	5%

*	The Portfolio commenced operations on June 30, 2020.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.

(c)	Annualized for a period of less than one year except for non-recurring expenses.

Lazard US Systematic Small Cap Equity Portfolio

Selected data for a share of capital	Year Ended			For the Period 10/29/21* to
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22	12/31/21
Institutional Shares
Net asset value, beginning of period	$10.17	$8.52	$10.26	$10.00

Income (loss) from investment operations:
Net investment income (loss)(a)	0.09	0.05	0.09	0.02
Net realized and unrealized gain (loss)	1.23	1.64	(1.77)	0.26
Total from investment operations	1.32	1.69	(1.68)	0.28

Less distribution from:
Net investment income	(0.06)	(0.04)	(0.06)	(0.02)
Net realized gains	(0.28)	—	—	—

Total distributions	(0.34)	(0.04)	(0.06)	(0.02)
Net asset value, end of period	$11.15	$10.17	$8.52	$10.26
Total Return(b)	12.92%	19.80%	-16.33%	2.83%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$59,298	$39,779	$24,786	$3,983
Ratios to average net assets:(c)
Net expenses	0.90%	0.90%	0.90%	0.90%
Gross expenses	1.15%	1.37%	2.67%	5.13%
Net investment income (loss)	0.83%	0.53%	1.00%	1.39%
Portfolio turnover rate	111%	110%	74%	22%

Selected data for a share of capital	Year Ended			For the Period 10/29/21* to
stock outstanding throughout each period	12/31/24	12/31/23	12/31/22	12/31/21
Open Shares
Net asset value, beginning of period	$10.20	$8.54	$10.28	$10.00

Income (loss) from investment operations:
Net investment income (loss)(a)	0.06	0.02	0.06	0.02
Net realized and unrealized gain (loss)	1.22	1.65	(1.76)	0.26
Total from investment operations	1.28	1.67	(1.70)	0.28

Less distribution from:
Net investment income	(0.03)	(0.01)	(0.04)	—
Net realized gains	(0.28)	—	—	—

Total distributions	(0.31)	(0.01)	(0.04)	—
Net asset value, end of period	$11.17	$10.20	$8.54	$10.28
Total Return(b)	12.50%	19.58%	-16.51%	2.80%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$159	$140	$102	$120
Ratios to average net assets:(c)
Net expenses	1.15%	1.15%	1.15%	1.15%
Gross expenses	3.56%	4.59%	5.52%	13.16%
Net investment income (loss)	0.56%	0.25%	0.66%	1.14%
Portfolio turnover rate	111%	110%	74%	22%

Selected data for a share of capital	Year Ended	For the Period 2/22/23** to
stock outstanding throughout each period	12/31/24	12/31/23
R6 Shares
Net asset value, beginning of period	$10.17	$9.16

Income (loss) from investment operations:
Net investment income (loss)(a)	0.09	0.05
Net realized and unrealized gain (loss)	1.22	1.00
Total from investment operations	1.31	1.05

Less distribution from:
Net investment income	(0.06)	(0.04)
Net realized gains	(0.28)	—

Total distributions	(0.34)	(0.04)
Net asset value, end of period	$11.14	$(0.03)
Total Return(b)	12.88%	11.48%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$126	$111
Ratios to average net assets:(c)
Net expenses	0.85%	0.85%
Gross expenses	3.85%	7.09%
Net investment income (loss)	0.86%	0.63%
Portfolio turnover rate	111%	110%

*	The Portfolio commenced operations on October 29, 2021.
**	The inception date for the R6 Shares was February 22, 2023.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.

(c)	Annualized for a period of less than one year except for non-recurring expenses.

Lazard Funds Other Performance of the Investment Manager

This is not the Portfolios’ performance

The Portfolios’ investment objectives, policies and strategies are substantially similar to those used by the Investment Manager in advising certain discretionary accounts (“Other Accounts”).

The chart below shows the historical investment performance for an Other Account that corresponds to the strategy employed by the US Systematic Small Cap Equity Portfolio (the “Portfolio”). The performance of the Other Account, a private fund that has approximately $5.1 million in assets under management as of December 31, 2024, is compared to an appropriate securities market index (which is unmanaged, has no fees or costs and is not available for investment).

The Other Account is a portfolio separate and distinct from the Portfolio. Therefore, the performance information of the Other Account should not be considered a substitute for the Portfolio’s own performance information, nor indicative of the future performance of the Portfolio.

The Other Account is not subject to certain investment limitations, diversification requirements and other restrictions imposed on registered investment companies, such as the Portfolio, by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected the performance of the Other Account.

The performance results are presented net of all fees and expenses (other than custody fees). The Portfolio bears fees and operational expenses not typically borne by managed accounts such as the Other Account (including distribution and servicing fees of Open Shares). Performance shown below would have been lower if the Other Account had been subject to the fees and expenses of the Portfolio.

Additionally, although it is anticipated that the Portfolio and the Other Account will hold similar securities, the investment results of the Portfolio and the Other Account are expected to differ. In particular, differences in asset size and cash flows may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings. However, such differences do not alter the conclusion that the Portfolio and the Other Account have substantially similar investment objectives, policies and strategies.

The returns of the Other Account are dollar-weighted based upon beginning period market values. This calculation methodology differs from guidelines of the SEC for calculating performance of mutual funds.

LAZARD US SYSTEMATIC SMALL CAP EQUITY OTHER ACCOUNT PERFORMANCE

Average Annual Total Returns	Inception Date	One Year	Five Years	Since Inception
(for the periods ended December 31, 2024)
Lazard US Systematic Small Cap Equity Other Account	08/01/15[1]	13.3%	13.0%	12.5%
Russell 3000 Index	N/A	23.8%	13.9%	12.9%
Russell 2000 Index	N/A	11.5%	12.2%	11.7%

The year-to-date total return of the US Systematic Small Cap Equity Other Account as of March 31, 2025 was -7.9%.

For more information about the Portfolios, the following documents are available, free of charge, upon request:

Annual and Semi-Annual Reports (Reports):
The Fund’s annual and semi-annual reports to shareholders contain additional information on each Portfolio’s investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected each Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Portfolios, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

Disclosure of Portfolio Holdings:
Each Portfolio will publicly disclose its portfolio holdings on a calendar quarter-end basis on its website accessible from https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds, no earlier than 5 business days after such quarter end. The information will remain accessible at least until the Fund files a report as an exhibit to Form N-PORT or on Form N-CSR for the period that includes the date as of which the information was current.

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolios’ portfolio holdings is available in the Fund’s SAI.

You can get a free copy of the Reports and the SAI at http://www.lazardassetmanagement.com, or request the Reports and the SAI and other information and discuss your questions about the Portfolios, by contacting the Fund at:

The Lazard Funds, Inc.
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 823-6300
http://www.lazardassetmanagement.com

You also can get a free copy of the Reports and the SAI from the SEC’s website at http://www.sec.gov.

Investment Company Act file no. 811-06312

Investment Manager
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 823-6300

Distributor
Lazard Asset Management Securities LLC

30 Rockefeller Plaza

New York, New York 10112-6300

Custodian
State Street Bank and Trust Company
One Iron Street
Boston, Massachusetts 02210

Transfer Agent and Dividend Disbursing Agent
SS&C Global Investor and Distribution Solutions

2000 Crown Colony Drive

Quincy, Massachusetts 02169-0953

Telephone: (617) 483-7000

Legal Counsel
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036-6797

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
30 Rockefeller Plaza
New York, New York 10112-0015

No person has been authorized to give any information or to make any representations not contained in this Prospectus, and information or representations not contained herein must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer of any security other than the registered securities to which it relates or an offer to any person in any jurisdiction where such offer would be unlawful.

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • 800-823-6300 • www.lazardassetmanagement.com